As filed with the Securities and Exchange Commission on September 29, 2004

Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☐ Post-Effective Amendment No.
(Check appropriate box or boxes)

J.P. Morgan Mutual Fund Trust
(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036
(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number: (800) 348-4782

George C.W. Gatch
522 Fifth Avenue
New York, New York 10036
(Name and Address of Agent for Service)

Copy to:

Scott E. Richter, Esq. One Group® Mutual Funds 1111 Polaris Parkway Columbus, Ohio 43271-0152	Alan G. Priest, Jr. Ropes & Gray LLP One Metro Center 700 12th Street, NW Suite 900 Washington, DC 20005	Jane A. Kanter, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006	John E. Baumgardner, Jr. Esq. Sullivan & Cromwell LLP 125 Broad Street New York, New York 10004	Nina O. Shenker, Esq. J. P. Morgan Investment Management Inc. 522 Fifth Avenue New York, NY 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on October 29, 2004 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

One Group® Mutual Funds

One Group Treasury Only Money Market Fund

One Group Institutional Prime Money Market Fund

(collectively, the “One Group Funds”)

Special Meeting of Shareholders to be held January 20, 2005

Dear Shareholder:

I am writing to ask for your vote on an important matter concerning your investment in the One Group Funds (“Your Fund”).  Your Fund’s Board of Trustees called a special meeting of shareholders of Your Fund scheduled for Thursday, January 20, 2005, at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York  10036, at 9:00 a.m., Eastern time (“Meeting”).

The purpose of the Meeting is to seek shareholder approval for two fund reorganizations, which are among a series of initiatives that the Trustees of the One Group Funds have recently undertaken.  These initiatives follow the July 1, 2004 merger of Bank One Corporation, the former corporate parent of Banc One Investment Advisors Corporation (“BOIA”), One Group Dealer Services, Inc. (the “Distributor”), and One Group Administrative Services, Inc. (“OGA”) (investment advisor, distributor and administrator, respectively, to the One Group Mutual Funds), into JPMorgan Chase & Co., the corporate parent of J.P. Morgan Investment Management Inc. (“JPMIM”) (which serves as investment adviser to each series of the J.P. Morgan Mutual Fund Trust (“JPMorgan Funds”).  JPMorgan Chase Bank is the administrator, shareholder servicing agent and custodian to the JPMorgan Funds.  As a consequence of the merger, on that date BOIA, OGA and the Distributor became affiliates of both JPMIM and JPMorgan Chase Bank.  BOIA and JPMIM, however, will continue as separate investment advisory entities, for the foreseeable future, and will continue to provide investment advisory services to the One Group Funds and the JPMorgan Funds, respectively.

Under separate cover, you will also be receiving a proxy statement seeking your approval for certain initiatives relating to, among other things, (i) the election of trustees, (ii) the approval of a proposed Plan of Reorganization and Redomiciliation pursuant to which Your Fund will redomicile into a newly formed Delaware statutory trust in the event that the reorganization initiative for Your Fund described in these materials is not approved by shareholders, (iii) the approval of certain amendments to Your Fund’s organizational documents and (iv) changing certain fundamental investment restrictions and policies of the Funds. It is important that you vote both proxies.

As a result of these new affiliations, steps to integrate to the greatest extent possible the operations of the One Group Mutual Funds and the JPMorgan Funds have been actively considered over the course of several months in order to take advantage of potential operational and administrative efficiencies and to eliminate overlapping and duplicative product offerings.  At meetings held in August 2004 BOIA and OGA made proposals to the Board of Trustees of One Group Mutual Funds and JPMIM and JPMorgan Chase Bank made proposals to the Boards of the JPMorgan Funds in order to seek to achieve these goals.

On August 19, 2004, the Boards of Trustees of the JPMorgan Funds, and on August 12, 2004, the Board of Trustees of One Group Mutual Funds, each approved a series of initiatives that are designed to: (1) integrate the operations of the two fund complexes; (2) streamline the operations and product offerings of the two fund complexes; and (3) take advantage of potential economies of scale that may result.  The integration of the two fund complexes will include, among other things: (1) electing a single board of trustees and appointing common senior officers; (2) adopting a common fee structure; (3) eliminating overlapping or duplicative funds; (4) redomiciling to a single jurisdiction and single form of declaration of trust; (5)  proposing certain changes to fundamental investment restrictions and policies of some of the JPMorgan Funds and all of the One Group Funds; (6) engaging a common set of service providers; and (7) conforming redemption fee practices.  These initiatives are being implemented in a series of steps, the majority of which are expected to be effective February 19, 2005.  BOIA, JPMIM, OGA and the Distributor have contractually agreed to waive or reduce their fees or reimburse the expenses of each class of shares of the One Group Mutual Funds and the JPMorgan Funds,

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as needed, in order to ensure that for the One Group Funds, the net expense level for the funds following the mergers is at least as low as the net expense level currently in effect, if not lower, except for the Class S shares of One Group Institutional Prime Money Market Fund which will increase by 0.04% as a result of the common pricing structure, regardless of whether the Reorganization is approved.  These contractual fee waivers and/or reimbursements will stay in effect for at least one year from February 19, 2005.

While not all do, a number of critical steps to implement these initiatives require shareholder approval.  The attached Proxy Statement/Prospectus seeks your approval of the following proposal that will be considered at the Meeting:

1.                                       To approve or disapprove a proposed Agreement and Plan of Reorganization, pursuant to which Your Fund will transfer all of its assets and liabilities to the JPMorgan Fund listed opposite Your Fund’s name in the following chart in exchange for shares of the corresponding JPMorgan Fund (each a “Reorganization” and, collectively, the “Reorganizations”):

One Group Fund	JPMorgan Fund
One Group Treasury Only Money Market Fund*	JPMorgan 100% U.S. Treasury Securities Money Market Fund

One Group Institutional Prime Money Market Fund*	JPMorgan Prime Money Market Fund

*  To be renamed JPMorgan Treasury Only Money Market Fund and JPMorgan Institutional Prime Money Market Fund, respectively, if shareholders do not approve the applicable Reorganization Agreement.

If approved by shareholders, you will become a shareholder of Your Fund’s respective JPMorgan Fund on the date the Reorganization occurs.  No sales charges or redemption fees will be imposed as a result of the Reorganizations.  The Reorganizations are intended to be tax-free reorganizations for Federal income tax purposes; and

2.             To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

After careful consideration, the Board of Trustees recommends that you vote “FOR” the proposal.

A Proxy Statement/Prospectus that describes the Reorganizations is enclosed.  Your vote is very important to us regardless of the number of shares you own.  Whether or not you plan to attend the Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly.  It is important that your vote be received by no later than the time of the Meeting on January 20, 2005.  You may cast your vote by completing, signing and returning the enclosed proxy card by mail in the envelope provided.  If you have any questions, before you vote, please call (800) 480-4111.  We will get you the answers that you need promptly.

In addition to voting by mail you may also vote by either telephone or via the Internet, as follows:

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To vote by Telephone:	To vote by Internet:
(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the 1-800 number that appears on your proxy card.	(2) Go to the website.

(3) Enter the control number set forth on the proxy card and follow the instructions.	(3) Enter the control number set forth on the proxy card and follow the instructions.

NOTE:  You may receive more than one proxy package if you hold shares in more than one account.  You must return separate proxy cards for separate holdings.  We have provided pre-addressed return envelopes for each, which require no postage if mailed in the United States.

Sincerely,

George C.W. Gatch

President
One Group® Mutual Funds

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One Group® Mutual Funds

One Group Treasury Only Money Market Fund

One Group Institutional Prime Money Market Fund

(collectively, the “One Group Funds”)

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on January 20, 2005

To the Shareholders of
the One Group Funds:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the One Group Funds will be held at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, on Thursday, January 20, 2005, at 9:00 a.m., Eastern time (“Meeting”), for the following purpose:

(1)                                  To approve or disapprove Agreements and Plans of Reorganization (each a “Reorganization Agreement”), each providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of a One Group Fund in exchange for shares of the corresponding JPMorgan Fund listed opposite its name in the following chart (each a “Reorganization” and, collectively, the “Reorganizations”) and (ii) the subsequent liquidation of the One Group Fund; and

One Group Fund	JPMorgan Fund
One Group Treasury Only Money Market Fund*	JPMorgan 100% U.S. Treasury Securities Money Market Fund

One Group Institutional Prime Money Market Fund*	JPMorgan Prime Money Market Fund

*  To be renamed JPMorgan Treasury Only Money Market Fund and JPMorgan Institutional Prime Money Market Fund, respectively, if shareholders do not approve the applicable Reorganization Agreement.

(2)           To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

The Board of Trustees has fixed the close of business on October 27, 2004, as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments or postponements thereof.

EACH SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IN PERSON IS REQUESTED TO DATE, FILL IN, SIGN AND RETURN PROMPTLY THE ENCLOSED FORM OF PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES, OR TO FOLLOW THE INSTRUCTIONS ON THE PROXY CARD IN ORDER TO VOTE BY TELEPHONE OR INTERNET AS SOON AS POSSIBLE.

By Order of the Board of Trustees,

Scott E. Richter
Secretary

, 2004

PROXY STATEMENT/PROSPECTUS

October 29, 2004

PROXY STATEMENT FOR:

One Group® Mutual Funds
One Group Treasury Only Money Market Fund
One Group Institutional Prime Money Market Fund
(collectively, the “One Group Funds”)
1111 Polaris Parkway
Columbus, Ohio 43271-1235
(800) 480-4111

PROSPECTUS FOR:

J.P. Morgan Mutual Fund Trust
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Prime Money Market Fund
(collectively, the “JPMorgan Funds”)
522 Fifth Avenue
New York, New York 10036
(800) 348-4782

This combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) is being furnished in connection with the solicitation of proxies by the Board of Trustees (“Board”) of the One Group Mutual Funds for a Special Meeting of Shareholders of the One Group Funds (“Meeting”).  The Meeting will be held on Thursday, January 20, 2005, at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Investment Management Inc. (“JPMIM”), 522 Fifth Avenue, New York, New York 10036.

At the Meeting, shareholders of the One Group Funds will be asked to consider and act upon the following proposal:

(1)                                  To approve or disapprove Agreements and Plans of Reorganization (each a “Reorganization Agreement”), each providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of a One Group Fund in exchange for shares of the corresponding JPMorgan Fund listed opposite its name in the following chart (each a “Reorganization” and, collectively, the “Reorganizations”), and (ii) the subsequent liquidation of the One Group Fund; and

One Group Fund	JPMorgan Fund
One Group Treasury Only Money Market Fund*	JPMorgan 100% U.S. Treasury Securities Money Market Fund

One Group Institutional Prime Money Market Fund*	JPMorgan Prime Money Market Fund

*  To be renamed JPMorgan Treasury Only Money Market Fund and JPMorgan Institutional Prime Money Market Fund, respectively, if shareholders do not approve the applicable Reorganization Agreement.

(2)                                  To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

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Each Reorganization Agreement contemplates the transfer of all of the assets and the assumption of all of the liabilities of a One Group Fund in exchange for shares of its respective JPMorgan Fund having an aggregate net asset value equal to the aggregate net asset value of the respective One Group Fund.  Each One Group Fund would then distribute to its shareholders the portion of the shares of the corresponding JPMorgan Fund portfolio to which each such shareholder is entitled.  This would result in the liquidation of each of One Group Treasury Only Money Market Fund and One Group Institutional Prime Money Market Fund (collectively, the “One Group Funds”).

Under each proposed Reorganization Agreement, each shareholder of the One Group Funds would be entitled to receive shares of the corresponding JPMorgan Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the One Group Fund held by that shareholder, as of the close of business on the business day of the closing of the Reorganization.  You are being asked to approve a Reorganization Agreement pursuant to which a Reorganization transaction would be accomplished.  Because shareholders of the One Group Funds are being asked to approve a transaction that will result in their holding shares of the JPMorgan Funds, this Proxy Statement also serves as a Prospectus for the JPMorgan Funds.

The One Group Funds offer three classes of shares: I, S and Administrative.  JPMorgan 100% U.S. Treasury Securities Money Market Fund will offer six classes of shares:  Institutional, Morgan, Premier, Reserve, Agency and Capital.  JPMorgan Prime Money Market Fund will offer ten classes of shares:  B, C, Select, Institutional, Morgan, Premier, Reserve, Agency, Cash Management and Capital.

If a Reorganization Agreement is approved by shareholders of a One Group Fund, holders of Class I (to be renamed Capital Class) shares of the One Group Fund will receive Capital Class shares (a newly created share class) of the JPMorgan Fund.  Holders of Class S (to be renamed Premier Class) shares of the One Group Fund will receive Premier Class shares of the JPMorgan Fund.  Holders of Administrative Class (to be renamed Agency Class) shares of the One Group Fund will receive Agency Class shares of the JPMorgan Fund.  No redemption fee will be imposed as a result of the Reorganization.

The Reorganizations are being structured as Federal tax-free reorganizations.  See “INFORMATION ABOUT THE REORGANIZATIONS—Federal Income Tax Consequences.”  Shareholders should consult their tax advisors to determine the actual impact of a Reorganization in light of their individual tax circumstances.

The One Group Funds and the JPMorgan Funds are each series of open-end management investment companies.  The investment objectives and primary investment strategies of each of the One Group Funds are similar to those of its corresponding JPMorgan Fund.  There are, however, certain differences in investment policies, which are described under “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS” in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the JPMorgan Funds that a prospective investor should know before investing.  A Statement of Additional Information (“SAI”) dated October 29, 2004 relating to this Proxy Statement/Prospectus and the Reorganizations is incorporated by reference into this Proxy Statement/Prospectus.  You may receive a copy of the SAI relating to this Proxy Statement/Prospectus without charge by contacting the JPMorgan Funds at (800) 348-4782, or by writing the JPMorgan Funds at 522 Fifth Avenue, New York, New York 10036.

For more information regarding the One Group Funds, see the prospectuses and SAI for One Group Treasury Only Money Market Fund dated October 29, 2004 and One Group Institutional Prime Money Market Fund dated October 29, 2004, which have been filed with the Securities and Exchange Commission (“SEC”) and which are incorporated herein by reference.  The annual reports for the One Group Funds for the twelve months ended June 30, 2004, which highlight certain important information such as investment results and financial information and which have been filed with the SEC, are incorporated herein by reference.  You may receive a copy of the prospectuses, SAI and annual reports without charge by contacting One Group Funds at (800) 480-4111 or by writing to the One Group Funds at the address listed on the cover page of this Proxy Statement/Prospectus.

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For more information regarding JPMorgan 100% U.S Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund, see the prospectuses and SAI for each of the Funds filed                , 2004, which have been filed with the SEC.  The annual reports for the twelve months ended August 31, 2003 and the semi-annual reports for the six months ended February 29, 2004, which highlight certain important information such as investment results and financial information, have been filed with the SEC.  You may receive a copy of the prospectuses, SAI, annual reports and semi-annual reports without charge by contacting the JPMorgan Funds at (800) 348-4782 or by writing the JPMorgan Funds at 522 Fifth Avenue, New York, New York 10036.

In addition, you can copy and review any of the above-referenced documents at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090.  Reports and other information about each of the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 450 Fifth Street, Washington D.C. 20549-0102.

Accompanying this Proxy Statement/Prospectus as Appendix A is a copy of the form of Reorganization Agreement pertaining to each transaction.

AN INVESTMENT IN THE JPMORGAN FUNDS IS NOT A DEPOSIT OF JPMORGAN CHASE & CO. OR ANY OF ITS AFFILIATES OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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TABLE OF CONTENTS

PROPOSAL NO. 1

COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATIONS

SUMMARY

Proposed Reorganizations
Effect of Proposed Reorganizations and Redomiciliation of the JPMorgan Funds
Comparison of Investment Objectives and Primary Investment Strategies
Comparison of Fees and Expenses
Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements
Comparison of Purchase, Redemption and Exchange Policies and Procedures

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreements
Description of the JPMorgan Funds’ Shares
Reasons for the Reorganizations and Board Considerations
Federal Income Tax Consequences

INFORMATION ABOUT MANAGEMENT OF THE JPMORGAN FUNDS

The Adviser
Additional Compensation to Financial Intermediaries
Performance of the JPMorgan Funds

ADDITIONAL INFORMATION ABOUT THE ONE GROUP FUNDS AND THE JPMORGAN FUNDS

Financial Highlights
Distributor
Administrator

FORM OF ORGANIZATION

CAPITALIZATION

DIVIDENDS AND DISTRIBUTIONS

OTHER BUSINESS

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

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VOTING INFORMATION

Proxy Solicitation
Quorum
Vote Required
Effect of Abstentions and Broker “Non-Votes”
Adjournments
Shareholder Voting Rights
Future Shareholder Proposals
Record Date And Outstanding Shares

LEGAL MATTERS

APPENDIX A – Form of Agreement and Plan of Reorganization

APPENDIX B – How Your Account Works

APPENDIX C – Comparison of Investment Objectives and Primary Investment Strategies

APPENDIX D – Financial Highlights of the JPMorgan Funds

APPENDIX E – Similarities and Differences in the Forms of Organization of the JPMorgan Trust I, One Group Funds and JPMorgan Funds

APPENDIX F – Legal Proceedings and Additional Fee Information

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PROPOSAL NO. 1

APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION

COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATIONS

Q.                                   How will a Reorganization affect me?

A.                                    Under the terms of each Reorganization, the assets of each of the One Group Funds will be combined with those of the corresponding JPMorgan Fund and you will become a shareholder of the JPMorgan Fund.  Following the Reorganization, you will receive shares of the corresponding JPMorgan Fund that are equal in aggregate net asset value to the shares of the One Group Fund that you held immediately prior to the closing of the Reorganization.  (Shareholders of Class I (to be renamed Capital Class) shares, Class S (to be renamed Premier Class) shares and Administrative Class (to be renamed Agency Class) shares of the One Group Funds will receive Capital Class (a newly created share class), Premier Class and Agency Class shares, respectively, of the corresponding JPMorgan Fund.)

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Q.                                   Why is each Reorganization being recommended?

A.                                    On July 1, 2004, Bank One Corporation, the former corporate parent of BOIA, the Distributor, and OGA, merged into JPMorgan Chase & Co.  BOIA, the Distributor and OGA are the investment advisor, the distributor and the administrator, respectively, to One Group Mutual Funds.  As a consequence of the merger, on that date BOIA, OGA and the Distributor became affiliates of both J.P. Morgan Investment Management Inc. (“JPMIM”) and JPMorgan Chase Bank.  JPMIM is the investment adviser to the JPMorgan Funds, and JPMorgan Chase Bank is the administrator, shareholder servicing agent and custodian to the JPMorgan Funds.

As a result of these new affiliations, steps to integrate to the greatest extent possible the operations of One Group Mutual Funds and JPMorgan Funds have been actively considered over the course of the past several months in order to take advantage of potential operational and administrative efficiencies and to eliminate overlapping or duplicative product offerings. BOIA and JPMIM, however, will continue as separate investment advisory entities for the foreseeable future, and will continue to provide investment advisory services to the One Group Funds and the JPMorgan Funds, respectively.

We also believe that the One Group Funds and the corresponding JPMorgan Funds have similar investment objectives and policies, as described in detail below.  The Reorganizations will result in combining the assets of these Funds and consolidating their operations.

Also see below for a discussion regarding any impact on fees that you will pay.

Q.                                   How will the Reorganization affect the fees to be paid by the JPMorgan Funds, and how do they compare to the fees payable by the One Group Funds?

A.                                    The Reorganization itself will not affect the contractual fees to be paid by the JPMorgan Funds or the One Group Funds.  However, other components of the integration efforts approved by the Boards of the One Group Funds and the JPMorgan Funds in August 2004 will result in changes to the fees for both the JPMorgan Funds and the One Group Funds, regardless of whether the Reorganization is approved.

On August 12, 2004, the Board of Trustees of the One Group Funds approved a series of proposals designed to facilitate the integration of the One Group Funds with the JPMorgan Funds into a single fund family in which all of the funds have a common pricing structure.  As a result of this change, investment advisory fees between the two complexes were standardized, a common asset-based complex-wide administration fee schedule was adopted to apply to the newly-expanded fund complex, shareholder servicing fees were standardized by class and a common commission and CDSC schedule was adopted.  In some instances, total gross contractual fees increased.

The investment adviser, the Distributor and OGA have, however, contractually agreed to waive fees or reduce their fees or reimburse the expenses for at least one year following the Reorganization in an amount that would ensure that the lowest net expense rate for each class is maintained except for Class S Shares of One Group Institutional Prime Money Market Fund (which corresponds to the Premier Class of the JPMorgan Prime Money Market Fund), the Total Net Annual Operating Expense level of which will increase by 0.04% and the Select Share Class which will increase by 0.01% if the Reorganization is approved.

Pro forma fee and expense information is included for your reference in this Proxy Statement/Prospectus.

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Q.                                   Will I have to pay any sales load, commission, redemption fee, or other transactional fee in connection with a Reorganization?

A.                                    No.  The full value of your shares of the One Group Funds will be exchanged for shares of the indicated class of the corresponding JPMorgan Fund without any sales load, commission, redemption fee, or other transactional fee being imposed.  JPMIM and BOIA will bear all of the expenses of both Funds in connection with the Reorganization, except for brokerage fees and brokerage expenses associated with the Reorganization which will be borne by the Funds.

Q.                                   Will I have to pay any Federal income taxes as a result of a Reorganization?

A.                                    Each transaction is intended to qualify as a tax-free reorganization for Federal income tax purposes.  Assuming a Reorganization qualifies for such treatment, shareholders will not recognize taxable gain or loss for Federal income tax purposes as a result of a Reorganization.  As a condition to the closing of each Reorganization, each One Group Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.  You should separately consider any state, local and other tax consequences in consultation with your tax advisor.  Opinions of legal counsel are not binding on the Internal Revenue Service or the courts.

Q.                                   What happens if a Reorganization Agreement is not approved?

A                                       While you are being asked to consider a Reorganization, shareholders of each of the JPMorgan Funds are simultaneously being asked to consider, among other things, (i) the reorganization and redomiciliation of the JPMorgan Funds as series of JPMorgan Trust I, a newly-created Delaware statutory trust, and (ii) changes to a fundamental investment restriction of the JPMorgan Funds.  If shareholders of the JPMorgan Funds approve the reorganization and redomiciliation, and shareholders of each of the One Group Funds approve a respective Reorganization, immediately following the closing of the Reorganization, the JPMorgan Funds will be reorganized and redomiciled as series of JPMorgan Trust I.  Thus, you will be a shareholder of a series of JPMorgan Trust I following a Reorganization.  If, on the other hand, shareholders of each of the One Group Funds approve a Reorganization, but shareholders of the JPMorgan Funds do not approve the reorganization and redomiciliation of their individual funds, following the Reorganization the JPMorgan Funds will remain series of J.P. Morgan Mutual Fund Trust and you will be a shareholder of a series of J.P. Morgan Mutual Fund Trust and not of JPMorgan Trust I.

While the One Group Funds and the JPMorgan Funds currently have substantially similar fundamental investment restrictions and policies, to the extent shareholders of the JPMorgan Funds approve changes to the fundamental investment restrictions of those funds, the fundamental investment restrictions of the One Group Funds may vary from the fundamental investment restrictions of the JPMorgan Funds.  The proposed changes in the JPMorgan Funds’ fundamental investment policies and/or restrictions are intended to simplify, streamline and standardize certain of the fundamental investment policies and/or restrictions of the funds, that are required by the Investment Company Act of 1940, as amended (“1940 Act”), and/or eliminate certain policies that are not required by the 1940 Act, while at the same time providing added flexibility to respond to future legal, regulatory, market or technical changes. See “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” below for additional information on the proposed changes.  Although the proposed changes to certain investment policies and/or restrictions of the JPMorgan Funds will allow the JPMorgan Funds greater flexibility to respond to future investment opportunities, the Board of the JPMorgan Funds does not anticipate that the changes, either individually or in the aggregate, will result in any material change in the level of investment risk associated with investing in the JPMorgan Funds or the manner in which the JPMorgan Funds are managed.  Shareholders of the JPMorgan Funds will be asked to vote on these proposals at shareholder meetings scheduled to be held January 20, 2005.

If a Reorganization Agreement is not approved by shareholders of an Acquired Fund, then you will remain a shareholder of the current series of your existing investment company.  You will, however, become a shareholder of a newly formed Delaware statutory trust if the separate Plan of Reorganization and Redomiciliation of your Acquired Fund, contained in the separate proxy, is approved.  You will remain a shareholder in your fund as a series of its current trust if neither a Reorganization Agreement nor the Plan of Reorganization is approved.  Regardless of whether either reorganization is approved, the new pricing structure will be adopted.

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SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreements and Plans of Reorganization (each a “Reorganization Agreement”), the form of which is attached to this Proxy Statement/Prospectus as Appendix A.

PROPOSED REORGANIZATIONS

At a meeting held on August 12, 2004, the Board of Trustees of the One Group Funds approved the Reorganization Agreements.  Subject to the approval of the shareholders of the One Group Funds, the Reorganization Agreements provide for:

•                                          the transfer of all of the assets and the assumption of all of the liabilities of One Group Treasury Only Money Market Fund and One Group Institutional Prime Money Market Fund (collectively, the “One Group Funds”) in exchange for shares of JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund, respectively, (collectively, the “JPMorgan Funds”) having an aggregate net asset value equal to the aggregate net asset value of the shares of the One Group Funds held by that shareholder; and

•                                          the complete liquidation of the One Group Funds.

The Reorganizations are scheduled to be effective upon the close of business on February 18, 2005, or on a later date as the parties may agree (“Closing Date”).  As a result of a Reorganization, each shareholder of the One Group Funds will become the owner of the number of full and fractional shares of the corresponding JPMorgan Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s One Group Fund shares as of the close of business on the Closing Date.  Shareholders of Class I (to be renamed Capital Class) shares, Class S (to be renamed Premier Class) shares and Administrative Class (to be renamed Agency Class) shares of the One Group Funds will receive Capital Class (a newly created share class), Premier Class and Agency Class shares, respectively, of the JPMorgan Funds.  See “INFORMATION ABOUT THE REORGANIZATIONS” below.  For more information about the characteristics of the classes of shares offered by the Funds see “COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS” below as well as “How to Do Business with the Funds” in Appendix B.

For the reasons set forth below under “INFORMATION ABOUT THE REORGANIZATIONS - Reasons for the Reorganizations and Board Considerations,” the Board, including all of the Trustees not deemed to be “interested persons” of the One Group Funds pursuant to Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”) (“Independent Trustees”), has concluded that each Reorganization would be in the best interests of each of the One Group Funds and that the interests of each of the One Group Fund’s existing shareholders would not be diluted as a result of a Reorganization, and therefore has submitted a Reorganization Agreement for approval to you, the shareholders of the One Group Funds.  The Board recommends that you vote “FOR” the proposed Reorganization Agreement effecting the Reorganization.  The Board of Trustees of the JPMorgan Funds has also approved a Reorganization on behalf of the corresponding JPMorgan Funds.

For each of the One Group Funds, approval of the relevant Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of the One Group Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the One Group Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the One Group Fund.  See “VOTING INFORMATION” below.  Prior to completion of each Reorganization, each One Group Fund will have received from Dechert LLP an opinion to the effect that the respective Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. Accordingly, no gain or loss will be recognized by the One Group Funds or their shareholders as a result of any Reorganization, and the aggregate tax basis of the JPMorgan Fund shares received by each One Group Fund shareholder will be the same as the aggregate tax basis of the shareholder’s One Group Fund shares. At any time prior to the consummation of the Reorganization, a shareholder may redeem shares. For more information about the Federal income tax consequences of the Reorganization see “INFORMATION ABOUT THE REORGANIZATIONS—Federal Income Tax Consequences” below.

4

EFFECT OF PROPOSED REORGANIZATIONS AND REDOMICILIATION OF THE JPMORGAN FUNDS

After actively considering this and other proposals over the past several months, at a meeting held on August 19, 2004, the Board of Trustees of the JPMorgan Funds approved a Plan of Reorganization and Redomiciliation Agreement (the “JPMorgan Redomiciliation Agreement”) pursuant to which each JPMorgan Fund would become a series of JPMorgan Trust I, a newly-created Delaware statutory trust.   If shareholders of the JPMorgan Funds approve the JPMorgan Redomiciliation Agreement, all of the assets of the JPMorgan Funds will be exchanged for a number of shares of a corresponding series of JPMorgan Trust I representing the same aggregate net asset value.  If shareholders approve the JPMorgan Redomiciliation Agreement, it is expected that the transfer would occur on or about February 18, 2005, immediately following the Reorganizations.

If shareholders of the One Group Funds approve the Reorganization Agreements, and the shareholders of the corresponding JPMorgan Funds approve the reorganization and redomiciliation of the JPMorgan Funds, shareholders of the One Group Funds will become shareholders of a series of JPMorgan Trust I on or about February 18, 2005.  On the other hand, if shareholders of a One Group Fund approve a Reorganization Agreement, but the shareholders of the corresponding JPMorgan Fund do not approve the reorganization and redomiciliation, shareholders of the One Group Fund will become shareholders of the JPMorgan Fund upon the closing of the Reorganization and the JPMorgan Funds will remain series of the J.P. Morgan Mutual Fund Trust.  The proposed redomiciliation is intended to be a tax-free event for Federal income tax purposes.  Unless otherwise specifically noted, the series of JPMorgan Trust I, into which the JPMorgan Funds will redomicile, will be substantially similar to the JPMorgan Funds.

Please note that JPMorgan Trust I is a Delaware statutory trust whereas J.P. Morgan Mutual Fund Trust and One Group Mutual Funds are Massachusetts business trusts.  If both the reorganization and redomiciliation of the JPMorgan Funds are approved and completed, you will become a shareholder of a series of a Delaware statutory trust.  Certain differences and similarities among the trusts discussed in this Proxy Statement/Prospectus are highlighted in Appendix E.

COMPARISON OF INVESTMENT OBJECTIVES AND PRIMARY INVESTMENT STRATEGIES

This section will help you compare the investment objectives and primary investment strategies of the One Group Funds and the JPMorgan Funds.  Please be aware this is only a brief discussion.  A chart providing a side-by-side comparison of the Funds’ investment objectives and primary investment strategies can be found in Appendix C.  Additionally, more information can be found in each Fund’s prospectus.

One Group Treasury Only Money Market Fund and JPMorgan 100% U.S. Treasury Securities Money Market Fund

The investment objectives of each Fund are similar.  The investment objective of One Group Treasury Only Money Market Fund is to seek high current income with liquidity and stability of principal with the added assurance of a Fund that does not purchase securities that are subject to repurchase agreements.  The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.  The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund may be changed without shareholder approval.

The primary investment strategies of each Fund are also similar.  Both Funds invest exclusively in short-term U.S. Treasury bills, notes and bonds.  All securities purchased by the Funds mature in 397 days or less as determined under Rule 2a-7 (relating to money market funds) under the 1940 Act.  In addition, the dollar-weighted average maturity of the portfolio of each Fund is 90 days or less.

The primary difference between the Funds is that One Group Treasury Only Money Market Fund may lend its securities.

5

One Group Institutional Prime Money Market Fund and JPMorgan Prime Money Market Fund

The investment objectives of each Fund are similar.  The investment objective of One Group Institutional Prime Money Market Fund is to seek current income with liquidity and stability of principal.  The investment objective of JPMorgan Prime Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital.  The investment objective of JPMorgan Prime Money Market Fund may be changed without shareholder approval.

The primary investment strategies of each Fund are also similar.  Both Funds invest in high-quality, short-term money market instruments which are issued and payable in U.S. dollars.  Each Fund’s portfolio must also meet the requirements of Rule 2a-7 (relating to money market funds) of the 1940 Act.  The dollar-weighted average maturity of One Group Institutional Prime Money Market Fund’s portfolio will generally be 90 days or less.  The dollar-weighted average maturity of JPMorgan Prime Money Market Fund’s portfolio will generally be 60 days or less.

The primary differences between the Funds are that, although each may invest in securities issued by companies in the financial services industry, One Group Institutional Prime Money Market Fund will invest, under normal circumstances, at least 25% of its total assets in such securities and JPMorgan Prime Money Market Fund invests at least 25% of its total assets in the banking industry, and JPMorgan Prime Money Market Fund may invest in foreign securities.

COMPARISON OF FEES AND EXPENSES

As noted earlier, the Reorganizations are but one part of a series of initiatives recommended by BOIA and JPMIM and approved by the Boards of the One Group Funds and the JPMorgan Funds.  These initiatives are designed to: (1) integrate the operations of the two fund complexes; (2) streamline the operations and product offerings of the two fund complexes; and (3) take advantage of potential economies of scale that may result.  The integration of the two fund complexes will include, among other things, adopting a common fee structure, eliminating overlapping or duplicative funds, redomiciling to a single jurisdiction and single form of declaration of trust, electing a single board of trustees and appointing common senior officers, proposing certain changes to fundamental investment restrictions and policies of some of the funds, engaging a common set of service providers and conforming redemption fee practices.  With the exception of the administration fee, the components of the common fee structure are set forth separately in the Annual Fund Operating Expense tables below.

These initiatives are being implemented in a series of steps, the majority of which are expected to be effective February 19, 2005.  Collectively, these  initiatives may result in potential economies of scale.  Further, JPMIM, BOIA, the Distributor and OGA have contractually agreed to waive fees or reduce its fees or reimburse the expenses for at least one year following the Reorganization in an amount that would result in a Total Net Annual Operating Expense level for each class of each Fund that is at least as low as the Total Net Annual Operating Expense level currently in effect, if not lower, except for Class S shares of One Group Institutional Prime Money Market Fund (which corresponds to the Premier Class of JPMorgan Prime Money Market Fund), the Total Net Annual Operating Expense level of which will increase by 0.04% and the Select Share Class which will increase by 0.01% as a result of the common pricing structure, regardless of whether the Reorganization is approved.

6

Because the various integration initiatives, including specifically the common fee structure, will be implemented effective February 19, 2005 (regardless of whether a Reorganization is approved by shareholders) the following tables (1) compare the estimated fees and expenses of each class of each Fund, as of February 19, 2005, giving effect to the implementation of all of the integration initiatives, including the common fee structure, except the Reorganization, and (2) show the estimated fees and expenses for each class of each combined Fund, on a pro forma basis, as if the Reorganizations occurred on February 19, 2005.

The last footnote to each fee table presents each Fund’s current operating expenses. In the context of the Reorganizations, this information is provided merely as a convenience to shareholders so that they may have a basis to compare a Fund’s estimated operating expenses (as of February 19, 2005) with the Fund’s current operating expenses. Shareholders should understand, however, that any such comparison is limited by the fact that the presentation of current operating expenses in this Proxy Statement/Prospectus does not include all disclosures relating to the waivers and/or expense reimbursements. That information can be found in each Fund’s current prospectus.

One Group Treasury Only Money Market Fund and JPMorgan 100% U.S. Treasury Securities Money Market Fund

The Annual Fund Operating Expenses tables and Example tables shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	One Group Treasury Only Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund		Combined Pro Forma
	(Class I Shares)+		(Capital Class Shares)+		(Capital Class Shares)
Class I Shares/Capital Class Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.08%		0.08%		0.08%
Distribution (12b-1) Fees	None		None		None
Shareholder Service Fees	0.05%		0.05%		0.05%
Other Expenses	0.09%		0.10%		0.10%
Total Annual Fund Operating Expenses	0.22%		0.23%		0.23%
Fee Waiver and/or Expense Reimbursement	(0.08	)%(2)	(0.09	)%(3)	(0.09	)%(3)
Net Expenses	0.14%		0.14%		0.14%

+              Class I Shares will be renamed Capital Class shares.  Capital Class is a newly created class of JPMorgan 100% U.S. Treasury Securities Money Market Fund.  “Other Expenses” are based on estimates.

(1)           If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)           BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 0.14% of the Fund’s average daily net assets for Class I shares from February 19, 2005 through February 19, 2006.

(3)           JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.14% of the Fund’s average daily net assets for Capital Class shares from February 19, 2005 through February 19, 2006.

That information can be found in each Fund’s current prospectus.

7

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Treasury Only Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
	(Class I Shares)	(Capital Class Shares)*
Investment Advisory Fees	0.08%	N/A
Distribution (12b-1) Fees	None	N/A
Shareholder Service Fees	None	N/A
Other Expenses	0.06%	N/A
Total Annual Fund Operating Expenses	0.14%	N/A
Fee Waiver and/or Expense Reimbursement	0.00%	N/A
Net Expenses	0.14%	N/A

*            The inception of Capital Class Shares of JPMorgan 100% U.S. Treasury Securities Money Market Fund is expected to occur on or about February 18, 2005.

	One Group Treasury Only Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund		Combined Pro Forma
	(Class S Shares)+		(Premier Class Shares)		(Premier Class Shares)
Class S Shares/Premier Class Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.08%		0.08%		0.08%
Distribution (12b-1) Fees	None		None		None
Shareholder Service Fees	0.30%		0.30%		0.30%
Other Expenses	0.09%		0.10%		0.10%
Total Annual Fund Operating Expenses	0.47%		0.48%		0.48%
Fee Waiver and/or Expense Reimbursement	(0.08	)%(2)	(0.02	)%(3)	(0.09	)%(4)
Net Expenses	0.39%		0.46%		0.39%

8

+                                         Class S Shares will be renamed Premier Class Shares.

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 0.39% of the Fund’s average daily net assets for Class S shares from February 19, 2005 through February 19, 2006.

(3)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.46% of the Fund’s average daily net assets for Premier Class shares from February 19, 2005 through February 19, 2006.

(4)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.39% of the Fund’s average daily net assets for Premier Class shares from February 19, 2005 through February 19, 2006.

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Treasury Only Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
	(Class S Shares)	(Premier Class Shares)

Investment Advisory Fees	0.08%	0.10%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.25%	0.25%
Other Expenses	0.06%	0.12%
Total Annual Fund Operating Expenses	0.39%	0.47%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.01)%
Net Expenses	0.39%	0.46%

	One Group Treasury Only Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund		Combined Pro Forma
	(Administrative Class Shares)+		(Agency Class Shares)		(Agency Class Shares)
Administrative Class Shares/Agency Class Shares
SHAREHOLDER FEES (fees paid directly from your investment (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.08%		0.08%		0.08%
Distribution (12b-1) Fees	None		None		None
Shareholder Service Fees	0.15%		0.15%		0.15%
Other Expenses	0.09%		0.10%		0.10%
Total Annual Fund Operating Expenses	0.32%		0.33%		0.33%
Fee Waiver and/or Expense Reimbursement	(0.08	)%(2)	(0.08	)%(3)	(0.09	)%(4)
Net Expenses	0.24%		0.25%		0.24%

9

+                                         Administrative Class Shares will be renamed Agency Class Shares.

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 0.24% of the Fund’s average daily net assets for Administrative Class shares from February 19, 2005 through February 19, 2006.

(3)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.25% of the Fund’s average daily net assets for Agency Class shares from February 19, 2005 through February 19, 2006.

(4)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.24% of the Fund’s average daily net assets for Agency Class shares from February 19, 2005 through February 19, 2006.

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Treasury Only Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
	(Administrative Class Shares)	(Agency Class Shares)

Investment Advisory Fees	0.08%	0.10%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.10%	0.10%
Other Expenses	0.06%	0.12%
Total Annual Fund Operating Expenses	0.24%	0.32%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.07)%
Net Expenses	0.24%	0.25%

Example

The following Example is intended to help you compare the cost of investing in One Group Treasury Only Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The Example also assumes:

•                                          5% return each year;

•                                          net expenses through the expiration of each Fund’s and the Combined Fund’s contractual caps, respectively, and total annual operating expenses thereafter; and

•                                          all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I Shares/Capital Class Shares

	1 year	3 years	5 years	10 years
One Group Treasury Only Money Market Fund (Class I Shares) (1)	$14	$63	$116	$272
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Capital Class Shares) (1)	$14	$65	$120	$284
Pro Forma: Combined Fund (Capital Class Shares) (1)	$14	$65	$120	$284

10

(1)           After fee waivers and/or expense reimbursements.

Class S Shares/Premier Class Shares

	1 year	3 years	5 years	10 years
One Group Treasury Only Money Market Fund (Class S Shares) (1)	$40	$143	$255	$584
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Premier Class Shares) (1)	$47	$152	$267	$602
Pro Forma: Combined Fund (Premier Class Shares) (1)	$40	$145	$260	$595

(1)           After fee waivers and/or expense reimbursements.

Administrative Class Shares/Agency Class Shares

	1 year	3 years	5 years	10 years
One Group Treasury Only Money Market Fund (Administrative Class Shares) (1)	$25	$95	$172	$398
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Agency Class Shares) (1)	$26	$98	$177	$410
Pro Forma: Combined Fund (Agency Class Shares) (1)	$25	$97	$176	$409

(1)             After fee waivers and/or expense reimbursements.

One Group Institutional Prime Money Market Fund and JPMorgan Prime Money Market Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	One Group Institutional Prime Money Market Fund		JPMorgan Prime Money Market Fund		Combined Pro Forma
	(Class I Shares)+		(Capital Class Shares) +		(Capital Class Shares)
Class I Shares/Capital Class Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable))	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.08%		0.08%		0.08%
Distribution (12b-1) Fees	None		None		None
Shareholder Service Fees	0.05%		0.05%		0.05%
Other Expenses	0.09%		0.10%		0.10%
Total Annual Fund Operating Expenses	0.22%		0.23%		0.23%
Fee Waiver and/or Expense Reimbursement	(0.06	)%(2)	(0.07	)%(3)	(0.07	)%(3)
Net Expenses	0.16%		0.16%		0.16%

11

+                                         Class I Shares will be renamed Capital Class Shares.  Capital Class is a newly created class of JPMorgan Prime Money Market Fund.  “Other Expenses” are estimated.

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 0.16% of the Fund’s average daily net assets for Class I shares from February 19, 2005 through October 31, 2006.

(3)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.16% of the Fund’s average daily net assets for Capital Class shares from February 19, 2005 through December 31, 2006.

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Institutional Prime Money Market Fund	JPMorgan Prime Money Market Fund
	(Class I Shares)	(Capital Class Shares)*

Investment Advisory Fees	0.10%	N/A
Distribution (12b-1) Fees	None	N/A
Shareholder Service Fees	None	N/A
Other Expenses	0.06%	N/A
Total Annual Fund Operating Expenses	0.16%	N/A
Fee Waiver and/or Expense Reimbursement	0.00%	N/A
Net Expenses	0.16%	N/A

*                                         The inception of Capital Class Shares of the JPMorgan Prime Money Market Fund is expected to occur on or about February 18, 2005.

	One Group Institutional Prime Money Market Fund		JPMorgan Prime Money Market Fund		Combined Pro Forma
	(Class S Shares)+		(Premier Class Shares)		(Premier Class Shares)
Class S Shares/Premier Class Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption, as applicable)	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.08%		0.08%		0.08%
Distribution (12b-1) Fees	None		None		None
Shareholder Service Fees	0.30%		0.30%		0.30%
Other Expenses	0.09%		0.09%		0.10%
Total Annual Fund Operating Expenses	0.47%		0.47%		0.48%
Fee Waiver and/or Expense Reimbursement	(0.06	)%(2)	(0.02	)%(3)	(0.03	)%(3)
Net Expenses	0.41%		0.45%		0.45%

12

+              Class S Shares will be renamed Premier Class Shares.

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 0.41% of the Fund’s average daily net assets for Class S from February 19, 2005 through October 31, 2006.

(3)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.45% of the Fund’s average daily net assets for Premier Class shares from February 19, 2005 through December 31, 2006.

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Institutional Prime Money Market Fund	JPMorgan Prime Money Market Fund
	(Class S Shares)	(Premier Class Shares)

Investment Advisory Fees	0.10%	0.10%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.25%	0.25%
Other Expenses	0.06%	0.11%
Total Annual Fund Operating Expenses	0.41%	0.46%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.01)%
Net Expenses	0.41%	0.45%

	One Group Institutional Prime Money Market Fund		JPMorgan Prime Money Market Fund		Combined Pro Forma
	(Administrative Class Shares)+		(Agency Class Shares)		(Agency Class Shares)
Administrative Class Shares/Agency Class Shares
SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable.)	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.08%		0.08%		0.08%
Distribution (12b-1) Fees	None		None		None
Shareholder Service Fees	0.15%		0.15%		0.15%
Other Expenses	0.09%		0.09%		0.10%
Total Annual Fund Operating Expenses	0.32%		0.32%		0.33%
Less Contractual Fee Waiver	(0.06	)%(2)	(0.06	)%(3)	(0.07	)%(3)
Net Expenses	0.26%		0.26%		0.26%

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+                                         Administrative Class Shares will be renamed Agency Class Shares.

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 0.26% of the Fund’s average daily net assets for Administrative Class shares from February 19, 2005 through October 31, 2006.

(3)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees deferred compensation plan) to 0.26% of the Fund’s average daily net assets for Agency Class shares from February 19, 2005 through December 31, 2006.

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	One Group Institutional Prime Money Market Fund	JPMorgan Prime Money Market Fund
	(Administrative Class Shares)	(Agency Class Shares)

Investment Advisory Fees	0.10%	0.10%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.10%	0.10%
Other Expenses	0.06%	0.11%
Total Annual Fund Operating Expenses	0.26%	0.31%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.05)%
Net Expenses	0.26%	0.26%

Example

The following Example is intended to help you compare the cost of investing in One Group Institutional Prime Money Market Fund, JPMorgan Prime Money Market Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The Example also assumes:

•                                          5% return each year;

•                                          net expenses through the expiration of each Fund’s and the Combined Fund’s contractual caps, respectively, and total annual operating expenses thereafter; and

•                                          all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I Shares/Capital Class Shares

	1 year	3 years	5 years	10 years
One Group Institutional Prime Money Market Fund (Class I Shares) (1)	$16	$61	$114	$270
JPMorgan Prime Money Market Fund (Capital Class Shares) (1)	$16	$61	$116	$280
Pro Forma: Combined Fund (Capital Class Shares) (1)	$16	$61	$116	$280

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(1)           After fee waivers and/or expense reimbursements.

Class S Shares/Premier Class Shares

	1 year	3 years	5 years	10 years
One Group Institutional Prime Money Market Fund (Class S Shares) (1)	$42	$141	$253	$582
JPMorgan Prime Money Market Fund (Premier Class Shares) (1)	$46	$147	$259	$588
Pro Forma: Combined Fund (Premier Class Shares) (1)	$46	$148	$263	$598

(1)             After fee waivers and/or expense reimbursements.

Administrative Class Shares/Agency Class Shares

	1 year	3 years	5 years	10 years
One Group Institutional Prime Money Market Fund (Administrative Class Shares) (1)	$27	$93	$170	$396
JPMorgan Prime Money Market Fund (Agency Class Shares) (1)	$27	$92	$169	$395
Pro Forma: Combined Fund (Agency Class Shares) (1)	$27	$93	$172	$405

(1)             After fee waivers and/or expense reimbursements.

COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

The sales load, distribution and shareholder servicing arrangements of Class I (to be renamed Capital Class), Class S (to be renamed Premier Class), and Administrative Class (to be renamed Agency Class) shares of the One Group Funds will be identical to those of Capital Class (a newly created share class), Premier Class and Agency Class shares, respectively, of the JPMorgan Funds, as described in “How Your Account Works” in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES

The procedures for making purchases, redemptions and exchanges of Class I (to be renamed Capital Class), Class S (to be renamed Premier Class) and Administrative Class (to be renamed Agency Class) shares of the One Group Funds will be identical to those with respect to Capital Class (a newly created share class), Premier Class and Agency Class shares, respectively, of the JPMorgan Funds, as described in “How Your Account Works” in Appendix B to this Proxy Statement/Prospectus.

15

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following discussion comparing investment objectives, strategies and principal risks of each of the One Group Funds and the JPMorgan Funds is based upon and qualified in its entirety by the respective investment objectives, strategies and principal risks sections of the prospectuses of One Group Treasury Only Money Market Fund and One Group Institutional Prime Money Market Fund dated October 29, 2004 and JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund filed December 29, 2003 respectively, with respect to all classes of shares.  Additional information on each Fund’s investment objectives and primary investment strategies may also be found in Appendix C to this Proxy Statement/Prospectus.

ONE GROUP TREASURY ONLY MONEY MARKET FUND AND JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

Investment Objectives

The investment objectives of each Fund are similar.

The investment objective of One Group Treasury Only Money Market Fund is to seek high current income with liquidity and stability of principal with the added assurance of a Fund that does not purchase securities that are subject to repurchase agreements.  The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.  The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund may be changed without shareholder approval.

Primary Investment Strategies

The primary investment strategies of each Fund are similar.

Both Funds invest exclusively in short-term U.S. Treasury bills, notes and bonds.  All securities purchased by the Funds mature in 397 days or less as determined under Rule 2a-7 under the 1940 Act.  In addition, the dollar weighted average maturity of each of these portfolios is 90 days or less.  The primary difference between the Funds is that One Group Treasury Only Money Market Fund may lend its securities.

16

Risk Factors

Because the Funds have investment objectives and strategies that are similar, many of the risks of investing in One Group Treasury Only Money Market Fund are substantially the same as the risks of investing in JPMorgan 100% U.S. Treasury Securities Money Market Fund.  Although the Funds seek to preserve the value of your investment at $1.00 per share, you may lose money on your investment in either Fund.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.  An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank.  The following summarizes the principal techniques and risks of investing in the Funds:

Stable Net Asset Value Risk

Both Funds are exposed to the risk that the Funds will not maintain a net asset value of $1.00 per share on a continuous basis.

Interest Rate Risk

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Distinct Risks and Investment Restrictions of One Group Treasury Only Money Market Fund and JPMorgan 100% U.S. Treasury Securities Money Market Fund

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

One Group Treasury Only Money Market Fund has as a fundamental investment restriction that it may not purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury, and that it may not invest in securities subject to repurchase agreements.

As a matter of fundamental policy, JPMorgan 100% U.S. Treasury Securities Money Market Fund, notwithstanding any other investment policy or restriction, may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund whereas One Group Treasury Only Money Market Fund may only purchase securities of other investment companies as permitted by the 1940 Act and rules thereunder (also a fundamental investment restriction).  Investment in other investment companies may result in greater fund expenses because the investing fund indirectly bears the management and other fees of the other fund.

Proposed Change to Fundamental Investment Restriction of JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund’s shareholders will vote on a change to one fundamental investment restriction related to borrowing at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed change in the JPMorgan 100% U.S. Treasury Securities Money Market Fund’s fundamental investment restriction is intended to modify the current restriction on borrowing in order to make it simpler, more flexible and consistent with the borrowing restriction of other JPMorgan Funds.  The proposed change would also provide JPMIM greater flexibility in managing the portfolio of the Fund.  Although the proposed change will allow JPMIM greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

17

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND AND JPMORGAN PRIME MONEY MARKET FUND

Investment Objectives

The investment objectives of each Fund are similar.

The investment objective of One Group Institutional Prime Money Market Fund is to seek current income with liquidity and stability of principal.  The investment objective of JPMorgan Prime Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital.  The investment objective of JPMorgan Prime Money Market Fund may be changed without shareholder approval.

Primary Investment Strategies

The primary investment strategies of each Fund are similar.

Both Funds invest in high-quality, short-term money market instruments which are issued and payable in U.S. dollars.  Each Fund’s portfolio must also meet the requirements of Rule 2a-7 of the 1940 Act.  The dollar- weighted average maturity of One Group Institutional Prime Money Market Fund’s portfolio will generally be 90 days or less.  The dollar-weighted average maturity of JPMorgan Prime Money Market Fund’s portfolio will generally be 60 days or less.

The primary differences between the Funds are that, although each Fund may invest in securities issued by companies in the financial services industry, One Group Institutional Prime Money Market Fund will invest, under normal circumstances, at least 25% of its total assets in such securities and JPMorgan Prime Money Market Fund invests at least 25% of its total assets in the banking industry, and JPMorgan Prime Money Market Fund may invest in foreign securities.

Risk Factors

Because the Funds have investment objectives and strategies that are similar, many of the risks of investing in One Group Treasury Only Money Market Fund are substantially the same as the risks of investing in JPMorgan Prime Money Market Fund.  Although the Funds seek to preserve the value of your investment at $1.00 per share, you may lose money on your investment in either Fund.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.  An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank.  The following summarizes the principal risks of investing in the Funds:

Stable Net Asset Value Risk

Both Funds are exposed to the risk that the Funds will not maintain a net asset value of $1.00 per share on a continuous basis.

Interest Rate Risk

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Credit Risk

There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Funds. Such default could result in losses to the Funds.  In addition, the credit quality of securities held by the Funds may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and, as a result, in shares of the Funds.  Lower credit quality also may affect liquidity and make it difficult for the Funds to sell the security.  In addition, to the extent some obligations

18

are securities or guaranteed by banks and other institutions, the risk to the Funds could increase if the banking or financial sector suffers an economic downturn.

U.S. Government Agency Securities Risk

The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and are thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Distinct Risks and Investment Restrictions of One Group Institutional Prime Money Market Fund and JPMorgan Prime Money Market Fund

Concentration Risk

One Group Institutional Prime Money Market Fund will invest a significant portion of its assets in the securities of companies in the financial services industry.  Because of the Fund’s greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund.  These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.  JPMorgan Prime Money Market Fund may concentrate in the banking industry.

Foreign Securities Risk

The JPMorgan Prime Money Market Fund may invest in foreign securities.  Investments in foreign securities may be riskier than investment in U.S. securities.  Foreign securities may be affected by political, social, and economic instability.  There also may be less public information available.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

JPMorgan Prime Money Market Fund, as a fundamental policy, notwithstanding any other investment policy or restriction, may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund whereas the One Group Institutional Prime Money Market Fund may only purchase securities of other investment companies as permitted by the 1940 Act and rules thereunder (also a fundamental investment restriction).  Investment in other investment companies may result in greater fund expenses because the investing fund indirectly bears the management and other fees of the other fund.

Proposed Change to Fundamental Investment Restriction of JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund’s shareholders will vote on a change to one fundamental investment restriction related to borrowing at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed change in the JPMorgan Prime Money Market Fund’s fundamental investment restriction is intended to modify the current restriction on borrowing in order to make it simpler, more flexible and consistent with the borrowing restriction of other JPMorgan Funds.  The proposed change would also provide JPMIM greater flexibility in managing the portfolio of the Fund.  Although the proposed change will allow JPMIM greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

19

INFORMATION ABOUT THE REORGANIZATIONS

THE REORGANIZATION AGREEMENTS

The following summary of each Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached to this Proxy Statement/Prospectus as Appendix A.  Each Reorganization Agreement provides that the JPMorgan Fund will acquire all of the assets, subject to all of the liabilities, of the One Group Fund in exchange for shares of the corresponding JPMorgan Fund.  Subject to the satisfaction of the conditions described below, the transactions are scheduled to occur upon the close of business on February 18, 2005, or on a later date as the parties may agree (“Closing Date”).  The net asset value per share of each of the One Group Funds and the net asset value per share of each of the JPMorgan Funds will be determined by dividing each JPMorgan Fund’s assets, less liabilities, by the total number of its outstanding shares on a class by class basis.  The method of valuation employed will be in accordance with the procedures described in the current prospectuses as set forth in the Reorganization Agreement, which is consistent with Rule 22c-1 under the 1940 Act and with the interpretations of such rule by the SEC.

The number of full and fractional shares of the corresponding JPMorgan Funds you will receive in a Reorganization will be equal in aggregate net asset value to the aggregate net asset value of your shares as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the Closing Date.  As promptly as practicable after the Closing Date, the One Group Funds will liquidate and distribute pro rata to their shareholders of record as of the close of regularly scheduled trading on the NYSE on the Closing Date the shares of the corresponding JPMorgan Funds received by the One Group Funds in the Reorganization.  We will accomplish the liquidation and distribution with respect to each class of each of the One Group Funds shares by the transfer of the corresponding JPMorgan Fund shares then credited to the account of the One Group Funds on the books of the JPMorgan Funds to open accounts on the share records of the JPMorgan Funds in the names of the One Group Funds’ shareholders.  The aggregate net asset value of Capital Class (a newly created share class), Premier Class and Agency Class JPMorgan Fund shares to be credited to Class I (to be renamed Capital Class), Class S (to be renamed Premier Class) and Administrative Class (to be renamed Agency Class) One Group Fund shareholders, respectively, will, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest ($0.01 par value per share) of the One Group Funds of the corresponding class owned by One Group Fund shareholders on the Closing Date.  All issued and outstanding shares of the One Group Funds will simultaneously be canceled on the books of the One Group Funds, although share certificates representing interests in Class I, Class S and Administrative Class shares of the One Group Funds will represent a number of the corresponding class of JPMorgan Fund shares after the Closing Date.  The JPMorgan Fund will not issue certificates representing the Capital Class, Premier Class and Agency Class JPMorgan Fund shares issued in connection with such exchange.

After such distribution, each of the One Group Funds will take all necessary steps under Massachusetts law, their Declaration of Trust and any other applicable law to effect a complete termination of the One Group Funds.

The Board has determined, with respect to each of the One Group Funds, and the Board of Trustees of the JPMorgan Funds (the “JPMorgan Funds Board”) has determined, with respect to each of the JPMorgan Funds, that the interests of shareholders of each of those Funds will not be diluted as a result of a Reorganization and that participation in a Reorganization is in the best interests of each of those Funds.  JPMIM and BOIA will bear the expenses of the Reorganizations, including the cost of a proxy soliciting agent that has been retained, but excluding brokerage fees and brokerage expenses incurred in connection with each Reorganization.

Each Reorganization Agreement may be terminated and a Reorganization abandoned at any time prior to the consummation of a Reorganization, before or after approval by the shareholders of the One Group Funds, if circumstances should develop that, in the Board’s opinion, or in the opinion of the JPMorgan Funds Board, make proceeding with the Reorganization inadvisable.  Each Reorganization Agreement provides that the One Group Funds and the JPMorgan Funds may waive compliance with any of the covenants or conditions made

20

therein for the benefit of either Fund, other than the requirements that:  (i) a Reorganization Agreement be approved by shareholders of the One Group Fund; and (ii) each One Group Fund and JPMorgan Fund receives the opinion of Dechert LLP that the transaction contemplated by a Reorganization Agreement will constitute a tax-free reorganization for Federal income tax purposes.

Approval of each Reorganization Agreement will require the affirmative vote of a majority of the shares of the One Group Fund with all classes voting together and not by class, as described below.  See “VOTING INFORMATION” below.

Shareholders of record of a One Group Fund as of the Closing Date will receive shares of the corresponding JPMorgan Fund in accordance with the procedures provided for in a Reorganization Agreement, as described above.  Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

DESCRIPTION OF THE JPMORGAN FUNDS’ SHARES

Full and fractional shares of the respective class of shares of beneficial interest of each of the JPMorgan Funds will be issued to the corresponding One Group Fund’s shareholders in accordance with the procedures detailed in each Reorganization Agreement.  The JPMorgan Funds no longer issue share certificates.  The shares of the JPMorgan Funds to be issued to One Group Fund shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights as more fully described in “How to Do Business with the Funds” attached as Appendix B to this Proxy Statement/Prospectus.

REASONS FOR THE REORGANIZATIONS AND BOARD CONSIDERATIONS

As noted above, the Reorganizations are among a series of initiatives that the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds approved following the merger of Bank One Corporation, the former corporate parent of BOIA, OGA and the Distributor, into JPMorgan Chase & Co., the corporate parent of JPMIM and JPMorgan Chase Bank.

On August 12, 2004, the Board of Trustees of One Group Mutual Funds, and on August 19, 2004, the Boards of the JPMorgan Funds, approved a series of initiatives that are designed to: (i) integrate the operations of the two fund complexes; (ii) streamline the operations and product offerings of the two fund complexes; and (iii) take advantage of potential economies of scale.  The integration of the two fund complexes will include, among other things, (i) adopting a common fee structure; (ii) eliminating overlapping or duplicative Funds; (iii) redomiciling each fund complex to a single jurisdiction and single form of declaration of trust; (iv) electing a single board of trustees and appointing common senior officers; (v) proposing certain changes to fundamental investment restrictions and policies of some of the JPMorgan Funds and all of the One Group Funds; (vi) engaging a common set of service providers; and (vii) conforming redemption fee practices.

The proposed Reorganizations were presented to the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds for consideration at board meetings held in June and July 2004, and were approved at meetings held on August 12, 2004, and August 19, 2004, respectively.  Following presentations by BOIA and JPMIM, as appropriate, the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds, including all of the Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds, determined, with respect to the Funds overseen by that Board, that (1) the investment objectives, investment policies, investment strategies and investment restrictions of the Funds subject to each proposed Reorganization were compatible, (2) each of the proposed Reorganizations would be in the best interests of each affected Fund that the respective Board oversees and (3) each of the proposed Reorganizations would not result in the dilution of the interests of such Funds or their shareholders.

In recommending the Reorganizations, the Boards considered a number of factors, including the following:

•	the benefits (described above) that are expected to be derived from the completion of the integration of the two fund complexes;

21

•

the plans of management to eliminate overlapping or duplicative product offerings among the One Group Funds and the JPMorgan Funds as part of the overall integration initiatives in order to lessen the potential for investor confusion;

•	the compatibility of the investment objectives, strategies, policies and restrictions of the acquired funds in the Reorganizations with those of the acquiring funds;

•	the investment performance of the acquiring funds as compared to that of the acquired funds;

•

the nature, extent, and quality of the services to be provided by the service providers to the acquiring funds and the fact that the nature, extent and quality of such services are expected to be at the same or higher level of that of the current service providers to the acquired funds;

•	the relative size of the acquiring and acquired funds;

•

the expense ratios of the funds and information as to the specific fees and expenses of each acquiring fund and each acquired fund, including management’s commitments to maintain the net expense level for each acquired fund as low as the net expense level currently in effect, if not lower, with certain limited exceptions described below;

•	the Reorganizations will not dilute the interests of current shareholders of the acquiring funds or acquired funds;

•	the Federal tax consequences of each Reorganization to the acquired funds and their shareholders, including that each Reorganization has been structured as a Federal tax-free transaction;

•	any benefits that may be derived by BOIA and JPMIM and their affiliates from various relationships with the acquired funds or acquiring funds; and

•	the shareholders of the affected funds would not be required to bear fees and expenses associated with the Reorganizations.

The Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds considered the potential consequences to shareholders of the Funds from the overall integration initiatives and from each of the specific Reorganizations.

Significantly in this respect, BOIA, JPMIM, OGA and the Distributor have contractually agreed to waive fees or reduce their fees or reimburse the expenses of each class of shares of One Group Mutual Funds and the JPMorgan Funds, as needed, in order to assure that, for the acquired funds in the Reorganizations, the net expense level for the Funds is at least as low, if not lower, as the net expense level currently in effect, except that the net expense level for the Class S shares of One Group Institutional Prime Money Market Fund will be increasing by 0.04%.  Gross expense levels (i.e., expenses before waivers or reimbursements) for all classes of One Group Funds are expected to increase as a result of these

22

changes.  With the exception of the money market funds identified below, these contractual fee waivers or reductions and expense reimbursements will continue in effect through at least each Fund’s fiscal year ending after February 18, 2006.  For One Group Treasury Only Money Market Fund, these contractual fee waivers or reductions and expense reimbursements will continue in effect for a 12 month period beginning February 19, 2005.

Additionally, by eliminating overlapping or duplicative fund offerings and streamlining fund operations, the Reorganizations and other integration initiatives may enhance growth prospects for the Funds by facilitating the development of an improved Fund distribution system.  Similarly, shareholders may benefit from the Reorganizations through the combined Funds having a larger asset base, which may provide greater investment opportunities for the Funds and the ability to take larger portfolio positions and operate more efficiently.  However, there can be no assurance that the combined Funds will produce more efficient operations or that anticipated economies of scale will be realized.

The Boards also noted favorably that the Reorganizations would be structured as Federal tax-free transactions.  For purposes of Federal tax consequences to the Funds and their shareholders, there would be no significant adverse tax consequences for affected shareholders, and BOIA and JPMIM, rather than the Funds, would bear the costs and expenses of the Reorganizations, except for brokerage fees and expenses, which would be borne by the Funds.

THE TRUSTEES OF THE ONE GROUP FUNDS RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATIONS WITH THE JPMORGAN FUNDS.

FEDERAL INCOME TAX CONSEQUENCES

Each Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), with no gain or loss recognized as a consequence of the Reorganization by the One Group Funds or the JPMorgan Funds or the shareholders of the One Group Funds.  In addition, under such a tax-free reorganization, a shareholder’s aggregate tax basis for shares held in the One Group Funds will carryover to the shares of the JPMorgan Funds acquired in the Reorganization, and the holding period for shares held as a capital asset will also carryover to the acquired shares. As a condition to the closing of each Reorganization, the JPMorgan Funds and the One Group Funds will receive a legal opinion from Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization with the foregoing tax consequences.

You should consult your tax advisor regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances.  Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

INFORMATION ABOUT MANAGEMENT OF THE JPMORGAN FUNDS

THE ADVISER

J.P. Morgan Investment Management Inc. (“JPMIM”) is the investment adviser and makes the day-to-day investment decisions for the JPMorgan Funds.  JPMIM is located at 522 Fifth Avenue, New York, New York 10036.  JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company.  The administrator of the JPMorgan Funds also is a wholly owned subsidiary of JPMorgan Chase & Co.

During the fiscal year ended August 31, 2004, the following advisory fees were paid to JPMIM at an annual rate as a percentage of each JPMorgan Fund’s average daily net assets:

JPMorgan 100% U.S. Treasury Securities Money Market Fund	0.10%

23

JPMorgan Prime Money Market Fund	0.10%*

*Effective February 19, 2005, the advisory fee to be paid to JPMIM will be 0.08% of each JPMorgan Fund’s average daily net assets.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES -

JPMIM, the Distributor, and, from time to time, other affiliates of JPMIM, may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of JPMorgan Funds.  For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co.  These additional cash payments are payments over and above the sales charges, 12b-1 fees and service fees which are disclosed elsewhere in this Proxy Statement/Prospectus.  These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support.  Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs.  These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Funds’ shareholders.  JPMIM and JPMorgan Funds’ distributor may also pay cash compensation in the form of finders’ fess that vary depending on the JPMorgan Fund and the dollar amount of shares sold.  In addition, JPMorgan Funds’ distributor may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to JPMorgan Fund shares sold by the Financial Intermediary or an additional commission on the sale of JPMorgan Fund shares subject to a CDSC.

PERFORMANCE OF THE JPMORGAN FUNDS

The bar charts and tables that follow provide some indication of the risk of an investment in each JPMorgan Fund by showing changes in the Funds’ performance from year to year.  The bar charts show each Fund’s performance for each full calendar year beginning with 1994.  The tables show each Fund’s average annual total returns for the 1-, 5- and 10- calendar year periods (or life of the fund).

The annual returns in the bar charts are for Premier Class shares of each of JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund, respectively.  Performance of each Fund’s Capital Class and Agency Class shares would have been similar because the shares are invested in the same portfolio of securities.  Annual returns would differ only to the extent that the classes have different expenses.  These calculations assume that all dividends and distributions are reinvested in the Fund.  Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others.  Without these agreements, the performance figures would have been lower than shown.  To obtain current yield information call 1-800-348-4782.  Past performance is not necessarily an indication of how any class of either Fund will perform in the future.  Please see “Comparison of Fees and Expenses” for information about the difference between the share classes.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

Year-By-Year Returns*,(1)
1994	3.50%
1995	5.17%
1996	4.75%
1997	4.95%
1998	4.93%
1999	4.36%
2000	5.60%
2001	3.59%
2002	1.31%
2003	0.67%

Best Quarter 4th quarter, 2000	1.49%
Worst Quarter 4th quarter, 2003	0.14%

The Fund’s year-to-date total return as of September 30, 2004 was       %.

24

AVERAGE ANNUAL TOTAL RETURNS

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2003*,(1)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
AGENCY CLASS SHARES
Return Before Taxes	0.88%	3.32%	4.07%
PREMIER CLASS SHARES
Return Before Taxes	0.67%	3.09%	3.88%

* The performance for the period before Premier Shares and Agency Shares were launched on June 3, 1996 is based on the performance of the Morgan Shares, which invest in the same portfolio of securities.  Morgan Shares are not offered in this Proxy Statement/Prospectus.  Returns of the period January 1, 1994 through May 3, 1996 reflect the performance of the Fund’s predecessor, the Hanover 100% Treasury Securities Money Market Fund.

(1) The Fund’s fiscal year end is August 31.

The average annual total returns of JP Morgan 100% U.S. Treasury Money Market Fund for seven out of the last ten calendar years have been slightly higher than those for One Group Treasury Only Money Market Fund.  More information about the performance of One Group Treasury Only Money Market Fund can be found in its current Prospectus.

JPMorgan Prime Money Market Fund

Year-By-Year Returns(1)
1994	4.10%
1995	5.66%
1996	5.20%
1997	5.37%
1998	5.32%
1999	4.97%
2000	6.18%
2001	3.92%
2002	1.46%
2003	0.80%

Best Quarter 3rd quarter, 2000	1.59%
Worst Quarter 3rd quarter, 2003	0.17%

The Fund’s year-to-date total return as of September 30, 2004 was       %.

AVERAGE ANNUAL TOTAL RETURNS

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2003(1),(2)

	PAST 1 YEAR	PAST 5 YEARS	PAST 10 YEARS
PREMIER CLASS SHARES
Return Before Taxes	0.80%	3.45%	4.29%
AGENCY CLASS SHARES
Return Before Taxes	0.99%	3.64%	4.48%

25

(1)The Fund’s fiscal year end is August 31.

(2)The performance for the period before Agency Shares were launched on April 24, 1994 is based on the performance of the Premier Shares.

The average annual total returns of JPMorgan Prime Money Market Fund for two out of the last four years (since the One Group Institutional Prime Money Market Fund did not have a full calendar year of returns until December 31, 2000) have been slightly higher than those for One Group Institutional Prime Money Market Fund.  More information about the performance of One Group Institutional Prime Money Market Fund can be found in its current Prospectus.

26

ADDITIONAL INFORMATION ABOUT THE
ONE GROUP FUNDS AND THE JPMORGAN FUNDS

Information about the One Group Funds is included in (i) the Prospectus for One Group Institutional Prime Money Market Fund (Administrative Class) dated October 29, 2004, (ii) the Prospectus for One Group Institutional Prime Money Market Fund (Class I) dated October 29, 2004, (iii) the Prospectus for One Group Institutional Prime Money Market Fund (Class S) dated October 29, 2004, and (iv) the SAI of One Group Mutual Funds dated October 29, 2004.  Information about the JPMorgan Funds is included in the Prospectuses and SAI for JPMorgan 100% U.S. Treasury Securities Money Market Fund filed              , 2004 and JPMorgan Prime Money Market Fund filed              , 2004.  Further information about the One Group Funds can be found in the annual reports for One Group Treasury Only Money Market Fund and One Group Institutional Prime Money Market Fund dated June 30, 2004.  Further information about JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund can be found in the annual report dated August 31, 2003 and the semi-annual report dated February 29, 2004.  Copies of these documents, the SAI relating to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the One Group Funds or the JPMorgan Funds at the telephone number, or by writing to the Funds at the address, listed for the Funds on the cover page of this Proxy Statement/Prospectus.

Both the One Group Funds and the JPMorgan Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC.  These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549.  Reports and other information about each of the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549 at prescribed rates.

FINANCIAL HIGHLIGHTS

The fiscal year end of each of One Group Treasury Only Money Market Fund and One Group Institutional Prime Money Market Fund is June 30.  The fiscal year end of each of JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund is August 31.

The financial highlights, with the exception of the six-month period ended February 29, 2004, of the JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund that are contained in Appendix D, have been derived from financial statements audited by PricewaterhouseCoopers LLP.

DISTRIBUTOR

One Group Dealer Services, Inc., whose address is 1111 Polaris Parkway, Columbus, Ohio, serves as the distributor to the One Group Funds and, effective February 2005, the JPMorgan Funds.  The distributor is an affiliate of JPMIM, the investment adviser to the JPMorgan Funds, and BOIA, the investment advisor to the One Group Funds, and an indirect wholly owned subsidiary of JPMorgan Chase & Co.

ADMINISTRATOR

One Group Administrative Services, Inc., whose address is 1111 Polaris Parkway, Columbus, Ohio, serves as the administrator to the One Group Funds and, effective February 2005, the JPMorgan Funds.  The administrator is an affiliate of JPMIM,  the investment adviser to the JPMorgan Funds, and BOIA, the investment advisor to the One Group Funds, and an indirect wholly-owned subsidiary of JPMorgan Chase & Co.

27

FORM OF ORGANIZATION

Each of One Group Treasury Only Money Market Fund and One Group Institutional Prime Money Market Fund is a diversified series of One Group® Mutual Funds, an open-end management investment company organized as a Massachusetts business trust.  One Group  Mutual Funds is governed by a Board of Trustees consisting of seven members.

Each of JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund is a diversified series of J.P. Morgan Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust.  J.P. Morgan Mutual Fund Trust is governed by a Board of Trustees consisting of ten members.

As described above, the shareholders of the JPMorgan Funds are considering the reorganization and redomiciliation of the JPMorgan Funds into JPMorgan Trust I, an open-end management investment company that was formed in anticipation of such transactions.  Unlike J.P. Morgan Mutual Fund Trust and One Group Mutual Funds, JPMorgan Trust I is organized as a Delaware statutory trust.

The chart in Appendix E provides additional information with respect to the similarities and differences in the forms of organization of these entities. Shareholders who wish to make a more thorough comparison should refer to the provisions of the governing documents of these entities and the relevant state law.  Copies of these governing documents are available to shareholders without charge upon written request.

CAPITALIZATION

The following table shows the capitalization of each of the One Group Funds and the JPMorgan Funds as of February 29, 2004, giving effect to the proposed acquisition of assets at net asset value. The pro forma capitalization information is for informational purposes only.  No assurance can be given as to how many shares of the JPMorgan Funds will be received by shareholders of the corresponding One Group Funds on the Closing Date, and the information should not be relied upon to reflect the number of shares of the JPMorgan Fund that actually will be received.

Amounts in thousands, except per share amounts

	One Group Treasury Only Money Market Fund		JP Morgan 100% U.S. Treasury Securities Money Market Fund	Share Adjustment	Pro Forma after Reorganization
Net Assets
Morgan	—		$2,262,043		$2,262,043
Premier	$418,674	(a)	$544,789		$963,463
Agency	$227,746	(b)	$952,914		$1,180,660
Capital	$2,735,201	(c)	—		$2,735,201
Institutional	—		$1,363,180		$1,363,180
Total	$3,381,621		$5,122,926		8,504,547

Shares Outstanding
Morgan	—		2,262,164	—	2,262,164
Premier	418,660	(a)	544,762	14	963,436
Agency	227,746	(b)	952,744	—	1,180,490
Capital	2,735,230	(c)	—	(29)	2,735,201
Institutional	—		1,363,144	—	1,363,144
Total	3,381,636		5,122,814		8,504,435

Net Asset Value Per Share
Morgan	—		$1.00		$1.00
Premier	$1.00	(a)	$1.00		$1.00
Agency	$1.00	(b)	$1.00		$1.00
Capital	$1.00	(c)	—		$1.00
Institutional	—		$1.00		$1.00

(a) - Formerly Class S shares

(b) - Formerly Administrative Class shares

(c) - Formerly Class I shares

See unaudited notes to pro forma financial statements.

28

Amounts in thousands, except per share amounts

	One Group Institutional Prime Money Market Fund		JP Morgan Prime Money Market Fund		Share Adjustments	Pro Forma after Reorganization
Net Assets
Morgan	$—		$4,318,626			$4,318,626
Premier	$1,240,978	(a)	$6,290,659	(d)		$7,531,637
Agency	$380,882	(b)	$12,751,731			$13,132,613
Class B	$—		$7,467			$7,467
Class C	$—		$315			$315
Institutional	$—		$23,429,284			$23,429,284
Reserve	$—		$280,658			$280,658
Cash Management	$—		$71,692			$71,692
Capital	$24,683,612	(c)	$—			$24,683,612
Total	$26,305,472		$47,150,432			$73,455,904

Shares Outstanding
Morgan	—		4,318,545		—	4,318,545
Premier	1,240,972	(a)	6,290,574	(d)	94	7,531,640
Agency	380,886	(b)	12,751,616		(4)	13,132,498
Class B	—		7,477		—	7,477
Class C	—		315		—	315
Institutional	—		23,430,170		—	23,430,170
Reserve	—		280,666		—	280,666
Cash Management	—		71,696		—	71,696
Capital	24,683,644	(c)	—		(32)	24,683,612
Total	26,305,502		47,151,059		58	73,456,619

Net Asset Value Per Share
Morgan	$—		$1.00			$1.00
Premier	$1.00	(a)	$1.00	(d)		$1.00
Agency	$1.00	(b)	$1.00			$1.00
Class B	$—		$1.00			$1.00
Class C	$—		$1.00			$1.00
Institutional	$—		$1.00			$1.00
Reserve	$—		$1.00			$1.00
Cash Management	$—		$1.00			$1.00
Capital	$1.00	(c)	$—			$1.00

(a) - Formerly Class S shares

(b) - Formerly Administrative Class shares

(c) - Formerly Class I shares

(d) - Comprised of Select Shares and Premier Shares

See unaudited notes to pro forma financial statements.

29

DIVIDENDS AND DISTRIBUTIONS

One Group Treasury Only Money Market Fund and One Group Institutional Prime Money Market Fund generally declare dividends on each business day.  Dividends are distributed on the first business day of each month.  Capital gains, if any, are distributed at least annually.  The dates on which dividends and capital gains will be distributed for calendar year 2005 are available online at http://www.onegroup.com.  For all Funds, all dividends and distributions are reinvested automatically in additional shares of the respective Fund at net asset value, unless the shareholder elects to be paid in cash.  Following the Reorganizations, One Group Fund shareholders that have elected to receive distributions in cash will continue to receive distribution in such manner from the relevant JPMorgan Fund.

JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund declare dividends daily.  The Funds distribute the dividends monthly.  The Funds distribute any short-term capital gains at least annually.  The Funds do not expect to realize long-term capital gain.

For additional information on the dividend policies of the JPMorgan Funds, see “How to Do Business with the Funds” in Appendix B.

OTHER BUSINESS

The Board does not intend to present any other business at the Meeting.  If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying proxy will vote thereon in accordance with their judgment.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

Shareholders who wish to communicate with the Board of Trustees of the One Group Funds should send communications to the attention of the Secretary of the One Group Funds at 1111 Polaris Parkway, Columbus, Ohio 43271-1235, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chairman of the Board of Trustees.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board of the One Group Funds to be used at the Meeting.  This Proxy Statement/Prospectus, along with a Notice of Special Meeting of Shareholders and a proxy card, is first being mailed to shareholders of the One Group Funds on or about November     , 2004.  Only shareholders of record as of the close of business on October 27, 2004 (the “Record Date”), will be entitled to notice of, and to vote at, the Meeting and any adjournment or postponement thereof.  If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.  Unmarked but properly executed proxy cards will be voted “FOR” approval of the relevant Reorganization Agreement and “FOR” any other matters the proxies deem appropriate.

A shareholder may revoke a proxy at any time on or before the Meeting by either (i) submitting to the One Group Funds a subsequently dated proxy, (2) delivering to the One Group Funds a written notice of revocation at the address on the cover of this Proxy Statement/Prospectus, or (3) otherwise giving notice of revocation in open meeting, in all cases prior to the exercise of the authority granted in the proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

30

PROXY SOLICITATION

Proxies are solicited by mail.  Additional solicitations may be made by telephone, e-mail or other personal contact by officers or employees of            and its affiliates or by proxy soliciting firms retained by          .           has also retained, pursuant to its standard contract,            (“         ”) to provide proxy solicitation services in connection with the Meeting at an estimated cost of $         .  In addition,            may reimburse persons holding shares in their names or in the names of their nominees for expenses incurred in forwarding solicitation material to their beneficial owners.  The cost of the solicitation will be borne by           .

As the meeting date approaches, shareholders of the One Group Funds may receive a call from a representative of         or          if the Fund has not yet received their vote.  Authorization to permit           or          to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the One Group Funds.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  Management of the One Group Funds believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined.  In all cases where a telephonic proxy is solicited, the           or          representative is required to ask the shareholder for the shareholder’s full name, address, social security number or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), the number of shares owned and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail.

If the shareholder information solicited agrees with the information provided to           or           by a One Group Fund, the           or          representative has the responsibility to explain the process, read the proposals listed on the proxy card and ask for the shareholder’s instructions on the proposal.  The           or           representative, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus.           or           will record the shareholder’s instructions on the card.  Within 72 hours,           or           will send the shareholder a letter or mailgram confirming the shareholder’s vote and asking the shareholder to call           or           immediately if the shareholder’s instructions are not correctly reflected in the confirmation.

QUORUM

For each One Group Fund a majority of each of the One Group Fund’s shares entitled to vote that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting.

VOTE REQUIRED

For each of the One Group Funds, approval of a Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of the One Group Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the One Group Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the One Group Fund.

Shareholders of each One Group Fund are entitled to one vote for each share.  Fractional shares are entitled to proportional voting rights.

EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES”

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted.  Accordingly, abstentions and broker non-votes will effectively be a vote against adjournment and against Proposal 1, for which the required vote is a percentage of the shares outstanding and entitled to vote on the matter.

31

ADJOURNMENTS

In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.  Any such adjournment due to insufficient votes will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting.  In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered by the persons named as proxies:  the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  In addition, if, in the judgment of the persons named as proxies, it is advisable to defer action on one or more proposals, the persons named as proxies may propose one or more adjournments of the Meeting with respect to such proposal or proposals for a reasonable period or periods.  In the event of an adjournment, no further notice is needed other than announcement at the Meeting to be adjourned. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders.

SHAREHOLDER VOTING RIGHTS

Neither of the One Group Funds holds annual shareholder meetings.  Each Fund is a series of a Massachusetts business trust.  The 1940 Act requires that a shareholder meeting be called for the purpose of electing Trustees at such time as fewer than a majority of Trustees holding office have been elected by shareholders.  A One Group Fund will hold a shareholder meeting upon the written request of shareholders holding at least 20% of that Fund’s outstanding shares.

FUTURE SHAREHOLDER PROPOSALS

You may request inclusion in the Fund’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting.  Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders.  The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws.  The One Group Funds are not required to hold regular meetings of shareholders, and in order to minimize costs, do not intend to hold meetings of the shareholders unless required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the Fund’s management.  Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

RECORD DATE AND OUTSTANDING SHARES

Only shareholders of record of each One Group Fund at the close of business on the Record Date are entitled to notice of, and to vote at, the Meeting and at any postponement or adjournment thereof.  The chart below lists the number of shares of each class of each One Group Fund that were outstanding and entitled to vote as of the close of business on the Record Date:

Shares Outstanding on Record Date

Class	One Group Treasury Only Money Market Fund
Class I
Class S
Administrative Class

32

Shares Outstanding on Record Date

Class	One Group Institutional Prime Money Market Fund
Class I
Class S
Administrative Class

As of          , 2004, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the One Group Funds and the JPMorgan Funds, respectively.

Fund	Name and Address of Owner	Type of Ownership	Number of Shares / % Owned	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after the Reorg- anization*

*      On a pro forma basis, assuming the value of the shareholder’s interest in the Fund on the date of consummation of each Reorganization is the same as on                , 2004.

As of the Record Date, the officers and Trustees of One Group Mutual Funds beneficially owned as a group            and            shares of One Group Treasury Only Money Market Fund and One Group Institutional Prime Money Market Fund, respectively, or approximately           % and           % of the outstanding voting securities of each Fund, respectively.

As of the Record Date, the officers and Trustees of J.P. Morgan Mutual Fund Trust beneficially owned as a group              and            shares of JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund, respectively, or approximately           % and           % of the outstanding voting securities of each Fund, respectively.

The votes of the shareholders of the JPMorgan Funds are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

[list control persons (i.e., 25% or more ownership) in any Fund, if applicable, and disclose name and address and effect of control on voting rights of other shareholders]

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the JPMorgan Funds will be passed upon by Dechert LLP, 1775 I Street, N.W., Washington, DC 20006.

33

THE TRUSTEES OF THE ONE GROUP FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENTS AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE RELEVANT REORGANIZATION AGREEMENT.

34

APPENDIX A

[JPMORGAN FUND]
ONE GROUP MUTUAL FUNDS

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this             day of        , 2004, by and between [JPMorgan Fund], a [Massachusetts business trust/Maryland corporation] (“JPMorgan”), with its principal place of business at 522 Fifth Avenue, New York, New York 10036, on behalf of its series, [JPMorgan Series] (“Acquiring Fund”), and One Group Mutual Funds, a Massachusetts business trust (“OGMF”), with its principal place of business at 1111 Polaris Parkway, Suite 2, Columbus, Ohio  43240, on behalf of its series, [OG Series] (“Acquired Fund”).

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series of an open-end, investment company of the management type registered pursuant to the Investment Company Act of 1940 (“1940 Act”);

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”);

WHEREAS, the contemplated reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for classes of shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”) corresponding to the classes of outstanding shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Acquired Fund currently owns securities that are substantially similar to the those in which the Acquiring Fund is permitted to invest;

WHEREAS, the Trustees of JPMorgan have determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Trustees of OGMF have determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.             TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.                              Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, OGMF, on behalf of the Acquired Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and JPMorgan, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares corresponding to each class of the Acquired Fund Shares as of the time and date set forth in paragraph 3, determined by dividing the value of the Acquired Fund’s net assets with respect to each class of the Acquired Fund (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).  [For purposes of this Agreement, the Class [ ] shares of the Acquired Fund correspond to the Class [ ] shares of the Acquiring Fund, the Class [ ] shares of the Acquired Fund correspond to the Class [ ] shares of the Acquired Fund, and the term Acquiring Fund Shares should be read to include each such class of shares of the Acquiring Fund.]

1.2.                              The property and assets of OGMF attributable to the Acquired Fund and to be sold, assigned, conveyed, transferred and delivered to and acquired by JPMorgan, on behalf of the Acquiring Fund, shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, “Assets”).  The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3.                              The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date.  JPMorgan, on behalf of the Acquiring Fund, shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”).  On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.                              Immediately following the actions contemplated by paragraph 1.1, OGMF shall take such actions necessary to complete the liquidation of the Acquired Fund.  To complete the liquidation, OGMF, on behalf of the Acquired Fund, shall (a) distribute to its shareholders of record with respect to each class of Acquired Fund Shares as of the Closing Date, as defined in paragraph 3.1 (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by OGMF, on behalf of the Acquired Fund, pursuant to paragraph 1.1 and (b) completely liquidate.  Such liquidation shall be accomplished, with respect to each class of Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset value of each class of Acquiring Fund Shares to be so credited to each corresponding class of Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund Shares of the corresponding class owned by Acquired Fund Shareholders on the Closing Date.  All issued and outstanding Acquired Fund Shares will be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

1.5.                              Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.6.                              Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2..                                    VALUATION

2.1.                              The value of the Assets shall be determined as of the “close of business” (as defined in paragraph 3.1) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures set forth in the then-current prospectus and statement of additional information, as supplemented, with respect to the Acquired Fund and valuation procedures established by OGMF’s Board of Trustees.  All computations of value shall be made by [          ], in its capacity as [          ] for the Acquired Fund, and shall be subject to confirmation by the Acquiring Fund’s recordkeeping agent.

2.2                                 The net asset value per share of each class of Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures set forth in the then-current prospectus and statement of additional information, as supplemented,  with respect to the Acquiring Fund and valuation procedures established by JPMorgan’s Board of Trustees.  All computations of value shall be made by [          ], in its capacity as [          ] for the Acquiring Fund, and shall be subject to confirmation by the Acquired Fund’s recordkeeping agent.

2.3                                 The number of Acquiring Fund Shares of each class to be issued in exchange for the Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to each class of Acquired Fund Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined using the same valuation procedures referred to in paragraph 2.2.

3.                                       CLOSING AND CLOSING DATE

3.1.                              The Closing Date shall be February 18, 2005, or such other date as the parties may agree.  All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties.  The “close of business” on the Closing Date shall be as of [    ] p.m., Eastern Time and after the declaration of any dividends.  The Closing shall be held at the offices of [          ] or at such other time and/or place as the parties may agree.

3.2.                              OGMF shall direct [               ], as custodian for the Acquired Fund (“Acquired Fund Custodian”), to deliver to JPMorgan, at the Closing, a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to [          ], as the custodian for the Acquiring Fund (“Acquiring Fund Custodian”).  Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Acquired Fund Custodian shall deliver to the Acquiring Fund Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Acquired Fund Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, the Assets deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.                              OGMF shall direct [         ], in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver to JPMorgan at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of each outstanding class of Acquired Fund Shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall deliver to the Secretary of the Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4.  At the Closing each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4.                              In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable (in the judgment of the Board of Trustees of JPMorgan with respect to the Acquiring Fund and the Board of Trustees of OGMF with respect to the Acquired Fund), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                       REPRESENTATIONS AND WARRANTIES

4.1.                            Except as has been fully disclosed to JPMorgan in Schedule 4.1 to this Agreement, OGMF, on behalf of the Acquired Fund, represents and warrants to JPMorgan as follows:

(a)                                  The Acquired Fund is duly established as a series of OGMF, which is a business trust duly organized, existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust, as amended (“Charter”), to own all of its Assets and to carry on its business as it is being conducted as of the date hereof.  OGMF is not required to qualify as a foreign trust or association in any jurisdiction.  OGMF has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c) [The obligations of OGMF entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of OGMF personally, but bind only the assets of OGMF and all persons dealing with any series or funds of OGMF, such as the Acquiring Fund, must look solely to the assets of OGMF belonging to such series or fund for the enforcement of any claims against OGMF.]

(b)                                 OGMF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c)                                  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)                                 The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)                                  On the Closing Date, OGMF, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, JPMorgan, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(f)                                    The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in (i) a material violation of the OGMF’s Charter or Code of Regulations or of any agreement, indenture, instrument, contract, lease or other undertaking to which OGMF, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which OGMF, on behalf of the Acquired Fund, is a party or by which it is bound.

(g)                                 All material contracts or other commitments of the Acquired Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date.  Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of each party thereto and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

(h)                                 Except as disclosed in Schedule 4.1 to this Agreement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to OGMF’s knowledge, threatened against OGMF, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  Except as disclosed in Schedule 4.1 to this Agreement, OGMF, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i)                                     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2004, have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to JPMorgan) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2004 (unaudited), will be when sent to Acquired Fund shareholders in the regular course in accordance with GAAP consistently applied, and such statements (true and correct copies of which will be furnished to JPMorgan) will present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and all known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date will be disclosed therein.

(j)                                     Since June 30, 2004, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k)                                  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of OGMF’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l)                                     For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (net tax-exempt income), (ii) its investment company taxable income (computed without regard to any deduction for dividends paid) and (iii) any capital gain (after reduction for any capital loss carryover) (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends intended to be sufficient to distribute all of its net tax-exempt income, investment company taxable income and net capital gain for the period ending on the Closing Date.

(m)                               All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by OGMF and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws.  All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares.  The Acquired Fund will review its assets to ensure that at any time prior to the Closing Date its assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(n)                                 The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board of Trustees of OGMF, and by the approval of the Acquired Fund’s shareholders, as described in paragraph 8.1, and this Agreement constitutes a valid and binding obligation of OGMF, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)                                 The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, will from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.  The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2.                              Except as has been fully disclosed to OGMF in Schedule 4.2 to this Agreement, JPMorgan, on behalf of the Acquiring Fund, represents and warrants to OGMF as follows:

(a)                                  The Acquiring Fund is duly established as a series of JPMorgan, which is a business trust duly organized, existing, and in good standing under the laws of the Commonwealth of Massachusetts with the power under JPMorgan’s Declaration of Trust to own all of its properties and assets and to carry on its business as contemplated by this Agreement.  JPMorgan is not required to qualify as a foreign trust or association in any jurisdiction.  JPMorgan has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.2(c).  The obligations of JPMorgan entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of JPMorgan personally, but bind only the assets of JPMorgan and all persons dealing with any series or funds of JPMorgan, such as the Acquired Fund, must look solely to the assets of JPMorgan belonging to such series or fund for the enforcement of any claims against JPMorgan.

(b)                                 JPMorgan is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of each class of the Acquiring Fund Shares under the 1933 Act will be in full force and effect as of the Closing Date.

(c)                                  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)                                 The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of or conformed at the time of its use the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)                                  The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of JPMorgan’s Declaration of Trust, Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which OGMF, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which JPMorgan, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f)                                    No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to JPMorgan’s knowledge, threatened against JPMorgan, with respect to the Acquiring Fund or any of the Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business.  JPMorgan, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(g)                                 The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at [provide date], have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to OGMF) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at [provide date], [are/will be when sent to Acquiring Fund shareholders in the regular course] in accordance with GAAP consistently applied, and such statements (true and correct copies of which [have been/will be] furnished to OGMF) [present/will present] fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and [there are no/all] known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date [that are not disclosed therein/will be disclosed therein].

(h)                                 Since [provide date], there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness.  For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i)                                     On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of JPMorgan’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j)                                     For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of its (i) investment company taxable income (computed without regard to any deduction for dividends paid) and (ii) net capital gain (after reduction for any capital loss carryover) (as defined in the Code) for periods ending prior to the Closing Date.

(k)                                  All of the issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by JPMorgan and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.  All of the Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to this Agreement will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring fund Shares and be fully paid and non-assessable by JPMorgan.

(l)                                     The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board of Trustees of JPMorgan and this Agreement constitutes a valid and binding obligation of JPMorgan, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)                               The Proxy Statement to be included in the Registration Statement, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.  The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

5.                                       COVENANTS

OGMF, on behalf of the Acquired Fund, and JPMorgan, on behalf of the Acquiring Fund, respectively, hereby further covenant as follows:

5.1.                              The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.                              OGMF will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.                              The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.                              The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5.                              Subject to the provisions of this Agreement, each of the Acquiring Fund and the Acquired Fund covenant to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.                              The Acquiring Fund shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (“Registration Statement”).  The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7.                              Each of the Acquiring Fund and the Acquired Fund covenant to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8.                              OGMF, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by JPMorgan, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as JPMorgan, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) OGMF’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) JPMorgan’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9.                              The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10                           The Acquiring Fund shall not change its Declaration of Trust, prospectus or statement of additional information prior to closing so as to restrict permitted investments for the Acquiring Fund, except as required by the Securities and Exchange Commission.

6.                                       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

The obligations of OGMF, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at OGMF’s election, to the performance by JPMorgan, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.                              All representations and warranties of JPMorgan, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2.                              JPMorgan, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by JPMorgan, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3.                              JPMorgan shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as OGMF may reasonably deem necessary or desirable in order to vest in and confirm (a) OGMF’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) JPMorgan’s assumption of all of the Liabilities and otherwise to carry out the intent and purpose of this Agreement.

6.4.                              JPMorgan, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of JPMorgan, on behalf of the Acquiring Fund, by JPMorgan’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to OGMF and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as OGMF shall reasonably request.

6.5.                              The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

The obligations of JPMorgan, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at JPMorgan’s election, to the performance by OGMF, on behalf of the Acquired

Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1.                              All representations and warranties of OGMF, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2.                              OGMF, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by OGMF, on behalf of the Acquired Fund, on or before the Closing Date.

7.3.                              OGMF shall have delivered to the Acquiring Fund a statement of the Assets and Liabilities, as of the Closing Date, including a schedule of investments, certified by the Treasurer of OGMF.  OGMF shall have executed and delivered all such assignments and other instruments of transfer as JPMorgan may reasonably deem necessary or desirable in order to vest in and confirm (a) OGMF’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) JPMorgan’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

7.4.                              OGMF, on behalf of the Acquired Fund, shall have delivered to JPMorgan a certificate executed in the name of OGMF, on behalf of the Acquired Fund, by OGMF’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to JPMorgan and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as JPMorgan shall reasonably request.

7.5.                              The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.                                       FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to OGMF, on behalf of the Acquired Fund, or JPMorgan, on behalf of the Acquiring Fund, the other party to this Agreement shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1.                              This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provision of the Charter and Code of Regulations of OGMF, applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither OGMF nor JPMorgan may waive the condition set forth in this paragraph 8.1.

8.2.                              On the Closing Date no action, suit or other proceeding shall be pending or, to OGMF’s or to JPMorgan’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3.                              All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by OGMF or JPMorgan to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4.                              The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5.                              The parties shall have received the opinion of Dechert LLP dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions, and representations made by OGMF, on behalf of the Acquired Fund, JPMorgan, on behalf of the Acquiring Fund, and their respective authorized officers, (i) the transaction contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities; (iii) the basis in the hands of the Acquiring Fund in the Assets will be the same as the basis of the Acquired Fund in the Assets immediately prior to the transfer thereof; (iv) the holding periods of the Assets in the hands of the Acquiring Fund will include the periods during which the Assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the Liabilities, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation; (vi) no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares; (vii) the aggregate basis of the Acquiring Fund Shares that each Acquired Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Acquired Fund Shares exchanged therefor; (viii) an Acquired Fund shareholder’s holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Acquired Fund Shares exchanged therefore, provide that he or she held such Acquired Fund Shares as capital assets; and (ix) the Acquiring Fund will succeed to, and take into account (subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the Regulations thereunder) the items of the Acquired Fund described in Section 381(c) of the Code.  The opinion will not address whether gain or loss will be recognized with respect to any contracts subject to Section 1256 of the Code in connection with the reorganization.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of OGMF and JPMorgan.  Notwithstanding anything herein to the contrary, neither OGMF nor JPMorgan may waive the condition set forth in this paragraph 8.5.

8.6.                              JPMorgan shall have received the opinion of Ropes & Gray LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance acceptable to JPMorgan, substantially to the effect that, based upon certain facts and certifications made by OGMF, on behalf of the Acquired Fund, and its authorized officers, (a) OGMF is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and, to the knowledge of such counsel, is neither qualified nor required to qualify as a foreign trust or association in any jurisdiction, (b) this Agreement and the transactions contemplated herein have been approved by all necessary action by OGMF and constitutes a valid and binding obligation of OGMF, on behalf of the Acquired Fund, and enforceable against OGMF, on behalf of the Acquired Fund, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors’ rights generally, (c) OGMF, on behalf of the Acquired Fund, has all necessary power and authority to sell, assign, convey, transfer and deliver the Assets to JPMorgan, on behalf of the Acquiring Fund, and upon consummation of the transactions contemplated by this Agreement, in accordance with the terms hereof, OGMF, on behalf of the Acquired Fund, will have duly sold, assigned, conveyed, transferred and delivered the Assets to JPMorgan, on behalf of the Acquiring Fund, (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not violate, contravene or conflict with any provision of the Charter or Code of Regulations of OGMF or the current prospectus and statement of additional information of the Acquired Fund or applicable state law, and (e) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by OGMF, on behalf of the Acquired Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws.

8.7.                              OGMF shall have received the opinion of Sullivan & Cromwell LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance acceptable to OGMF) substantially to the effect that, based upon certain facts and certifications made by JPMorgan, on behalf of the Acquiring Fund, and its authorized officers, (a) JPMorgan is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and authorized to exercise all of the powers recited in its Declaration of Trust under the laws of The Commonwealth of Massachusetts, and the Acquiring Fund is a series of JPMorgan; (b) the Acquiring Fund Shares are duly authorized and, upon delivery to OGMF, on behalf of the Acquired Fund shareholders pursuant to this Agreement, will be validly issued, fully paid and non-assessable by JPMorgan, (c) assuming the due authorization, execution and delivery of the Agreement by OGMF on behalf of the Acquiring Fund, the Agreement constitutes a valid and legally binding obligation of JPMorgan, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles; provided that such counsel shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable Federal or state securities laws; and (d) all actions required to be taken by JPMorgan, on behalf of the Acquiring Fund, to authorize the Agreement and to effect the transactions contemplated thereby have been duly authorized by all necessary action on the part of JPMorgan; (e) the execution and delivery by JPMorgan of the Agreement did not, and the performance by JPMorgan, on behalf of the Acquiring Fund, of its obligations under the Agreement will not, violate JPMorgan’s Declaration of Trust or By-laws; provided, however, that such counsel shall be entitled to state that it expresses no opinion with respect to Federal or state securities laws, other antifraud laws and fraudulent transfer laws; and provided, further, that insofar as the performance by JPMorgan, on behalf of the Acquiring Fund, of its obligations under the Agreement is concerned, such counsel shall be entitled to state that it expresses no opinion as to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws and general applicability relating to or affecting creditors’ rights and to general equity principles; and (f) to the knowledge of each counsel, no consent, approval, authorization or order of any court or governmental authority for the United States or The Commonwealth of Massachusetts is required for the consummation by JPMorgan, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws.  With respect to all matters of Massachusetts law, such counsel shall be entitled to state that, with the approval of the Acquired Fund, they have relied upon the opinion of JPMorgan’s Massachusetts counsel, and that its opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of JPMorgan’s Massachusetts counsel.  Such opinion also shall include such other matters incident to the transactions contemplated by this Agreement as the Acquired Fund may reasonably request.

8.8                                 The Assets will include no assets which the Acquiring Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in its current prospectus and statement of additional information, as supplemented, in effect on the Closing Date, may not properly acquire.

9.                                       INDEMNIFICATION

9.1                                 JPMorgan, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless OGMF and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by JPMorgan or its Trustees or officers prior to the Closing Date, provided that such indemnification by JPMorgan (or the Acquiring Fund) is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2                                 OGMF, out of the Acquired Fund’s assets and property including (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless JPMorgan and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by OGMF or its Trustees or officers prior to the Closing Date, provided that such indemnification by OGMF (or the Acquired Fund) is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.                                 BROKERAGE FEES AND EXPENSES

10.1.                        JPMorgan, on behalf of the Acquiring Fund, and OGMF, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.                        The expenses relating to the Reorganization will be borne by J.P. Morgan Investment Management Inc. and Bank One Investment Advisors Corporation.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding a shareholders’ meeting pursuant to paragraph 5.2.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.                                 ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.                        JPMorgan and OGMF agree that neither party has made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.                        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Section 9 shall survive the Closing.

12.                                 TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the either the Board of Trustees of JPMorgan or the Board of Trustees of OGMF, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund, respectively.

13.                                 AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of JPMorgan and OGMF.

14.                                 NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to OGMF, at the address of OGMF set forth in the preamble to this Agreement, in each case to the attention of Scott E. Richter and with a copy to Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, attn: Jane A. Kanter;

If to JPMorgan, at the address of JPMorgan set forth in the preamble to this Agreement, in each case to the attention of Nina O. Shenker and with a copy to Sullivan & Cromwell LLP, 125 Broad Street, New York, NY 10004, attn.:  John E. Baumgardner, Jr.

15.                                 HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY; RULE 145

15.1.                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.                        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

15.3.                        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4.                        Pursuant to Rule 145 under the 1933 Act, the Acquired Fund will, in connection with the issuance of any Acquiring Fund Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

“THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO [ACQUIRING FUND] OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO [ACQUIRING FUND], SUCH REGISTRATION IS NOT REQUIRED;”

and, further, the Acquired Fund will issue stop transfer instructions to its transfer agent with respect to such Acquired Fund Shares.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or any Vice President.

ONE GROUP MUTUAL FUNDS, on behalf of its series, [One Group Series]		[JPMORGAN FUND], on behalf of its series, [JPMorgan Series]

By:		By:
	Name:		Name:
	Title:		Title:

With respect to Section 10.2 of this Agreement, Accepted and Acknowledged by

J.P. Morgan Investment Management Inc.		Banc One Investment Advisors Corporation

By:		By:
	Name:		Name:
	Title:		Title:

Schedule 4.1

Schedule 4.2

APPENDIX B

YOUR ACCOUNT WORKS

How Your Account Works

BUYING FUND SHARES

In this Prospectus/Proxy Statement, the Prime Money Market Fund and the 100% U.S. Treasury Securities Money Market Fund offer Capital, Agency and Premier shares.

You do not pay any sales charge (sometimes called a load) when you buy Capital, Agency and Premier shares of these Funds.  Certain dealers and shareholder servicing agents may receive payments from JPMorgan Chase Bank or an affiliate (See “Additional Compensation to Financial Intermediaries in the Proxy Statement/Prospectus). These payments are made at their own expense.

The price you pay for your shares is the net asset value per share (NAV) of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different from the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV calculated after the applicable JPMorgan Funds service center accepts your order.

You may buy Capital, Agency and Premier shares through an investment representative, such as broker-dealers and banks that have an agreement with the Funds and Capital and Agency Class shares through a service organization.  You can buy Premier shares directly from the JPMorgan Funds service center, and you can buy Capital and Agency shares directly from the JPMorgan Institutional Funds Service Center.

Shares are available on any business day that the Funds are open for business.  The Funds will be closed on weekends and days on which the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes before a Fund’s cut-off time, purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase request is received by the Fund or an authorized agent of the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase requests received after a Fund closes will be effective the following business day. Shareholders will receive notice at www.jpmorganfunds.com if and to what extent a Fund remains open following an early close of the NYSE or if and to what extent a Fund will be open on a day when the Federal Reserve is open and the NYSE is not.

If we accept your order by a Fund’s cut-off time, we will process your order at that day’s price and you will be entitled to all dividends declared on that day. If we accept your order after the cut-off time, we will generally process it at the next day’s price. If you pay by check before the cut-off time, we will generally process your order the next day the Funds are open for business.

Normally, the cut-off time for each Fund is:

PRIME MONEY MARKET FUND	5:00 P.M. ET
100% U.S. TREASURY SECURITIES MONEY MARKET FUND	3:00 P.M. ET

If you buy through an agent and not directly from a JPMorgan Funds service center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading earlier.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL (AS APPLICABLE):

JPMORGAN FUNDS SERVICE CENTER
1-800-348-4782

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
1-800-766-7722

MINIMUM INVESTMENTS

The minimum amount for initial investments in each Fund by investors or service organizations is as follows (the minimum investment may be less for certain investors):

CLASS OF SHARES	INITIAL INVESTMENT
Premier Class	$1,000,000
Agency Class	$10,000,000
Capital Class	$100,000,000

There are no minimum levels for subsequent purchases, but you must always have the minimum investment in your account.

GENERAL

The JPMorgan money market funds are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity.  Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number.  The Funds cannot waive these requirements.  The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your investment representative.  If we cannot obtain this information with the established time frame, your Account Application will be rejected.  Amounts received prior to receipt of the required information will be returned to you without interest if your Account Application is rejected.  If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity.  After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified.  If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV.  If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge.

Make your check out to JPMorgan Funds or JPMorgan Institutional Funds, as applicable, in U.S. dollars.  The Funds do not accept credit cards, cash, starter checks or credit card checks.  The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution.  Checks made payable to any individual or company and endorsed to the JPMorgan Funds or a Fund are considered “third-party” checks.  The redemption of shares purchased through the JPMorgan Institutional Funds service center, a JPMorgan Funds service center or an Automated Clearing House (ACH) transaction is subject to certain limitations.  See Selling Fund Shares.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be cancelled if the JPMorgan Funds Service Center or JPMorgan Institutional Funds Service Center does not receive payment by 5:00 p.m. Eastern time on the day that you placed your order.

You can buy shares in one of two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR SERVICE ORGANIZATION

You may buy Capital, Agency and Premier shares through an investment representative, and you may also purchase Capital and Agency Class shares through a service organization.  Tell your investment representative or service organization which Funds you want to buy and he or she will contact us. Your investment representative or service organization may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some investment representatives charge a single fee that covers all services.  Your investment representative or service organization must accept  your order by a Fund’s cut-off time in order for us process your order at that day’s price.  Your investment representative or service organization may impose different minimum investments and earlier cut-off time to buy and sell shares.

Your service organization is paid by the Funds to assist you in establishing your account, executing transactions and monitoring your investment.  Service organizations may provide the following services in connection with their customers’ investments in the Funds:

•      Acting directly or through an agent, as the sole shareholder of record

•      Maintaining account records for customers

•      Processing orders to purchase, redeem or exchange shares for customers

•      Responding to inquiries from shareholders

•      Assisting customers with investment procedures

THROUGH THE JPMORGAN FUNDS SERVICE CENTER (for Premier shares)

Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER (for Capital and Agency shares)

Call 1-800-766-7722

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road
Newark, DE 19713

The applicable JPMorgan Funds service center will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed application or other instructions in proper form.

The JPMorgan Funds Service Center and the JPMorgan Institutional Funds Service Center accept purchase orders on any business day that the Funds are open for business. The Funds will be closed on weekends and day on which the Federal Reserve Bank of New York and the NYSE are closed. Each Fund, however, may elect to open on days when the Federal Reserve is open and the NYSE is closed. Normally, if the JPMorgan Funds Service Center or the JPMorgan Institutional Funds Service Center receives your order in proper form by the Fund’s cut-off time, we will process your order at that day’s price.

SELLING FUND SHARES

You can sell your shares on any day that the JPMorgan Funds Service Center or JPMorgan Institutional Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center or JPMorgan Institutional Funds Service Center accepts your order.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center or the JPMorgan Institutional Funds Service Center accept your order before a Fund’s cut-off time, the Fund will make available to you the proceeds the same business day. You will not be permitted to enter a redemption order for shares purchased directly through the JPMorgan Funds Service Center or the JPMorgan Institutional Funds Service Center by check or through an ACH transaction for 15 days or 7 business days, respectively, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared. Thereafter, a redemption order can be processed as otherwise described. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, or more than one day for Prime Money Market Fund, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

•      you want your payment sent to an address other than the one we have in our records; or,

•      you want to sell shares with a net asset value of $100,000 or more.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center or the JPMorgan Institutional Funds Service Center, as applicable, for more details.

You can sell your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR SERVICE ORGANIZATION

You may sell Capital, Agency and Premier shares through an investment representative, and you may also sell Capital and Agency shares through a service organization.  Tell your investment representative or service organization which Funds you want to sell. We must accept an order by the Fund’s cut-off time in order for us to process your order at that day’s price. He or she will send the necessary documents to the JPMorgan Funds Service Center or the JPMorgan Institutional Funds Service Center, as applicable. Your investment representative or service organization may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER (for Premier shares)

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of a Fund worth $25,000 or more by telephone, we will send the proceeds by wire only to a bank account on our records.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER (for Capital and Agency shares)

Call 1-800-766-7722.  We will send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND

Generally, all redemptions will be for cash.  However, if you redeem shares worth $250,000 or more of a Fund’s assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash.  If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV.  The process minimizes the effect of large redemptions of the Fund and its remaining shareholders.

EXCHANGING FUND SHARES

You can exchange your Capital, Agency and Premier shares for shares of the same class in certain other JPMorgan Funds.

When you purchase by check or through an ACH transaction, you can exchange your shares beginning 15 days or 7 business days, respectively, after you buy your shares.  For tax purposes, an exchange is treated as a sale of Fund shares.

Carefully read the prospectus of the Fund you want to buy before making an exchange.  You will need to meet any minimum investment requirement.  For further details, call 1-800-348-4782 for Premier, shares, and 1-800-766-7722 for Capital and Agency shares.

We reserve the right to limit the number of exchanges or to refuse an exchange.  Your exchange privilege will be revoked if the exchange activity is considered excessive.

You may exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR SERVICE ORGANIZATION

You may exchange Capital, Agency and Premier shares through an investment representative, and you may also exchange Capital and Agency shares through a service organization.  Tell your investment representative or service organization which Funds’ shares you want to exchange.  They will send the necessary documents to the JPMorgan Funds Service Center or JPMorgan Institutional Funds Service Center, as applicable.  Your investment representative or service organization may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER (for Premier shares)

Call 1-800-348-4782 to ask for details.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER (for Capital and Agency shares)

Call 1-800-766-7722 to ask for details.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below the applicable minimum account size set forth above as a result of selling shares. We will give you 60 days’ notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by telephone. If someone trades on your account by telephone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person’s instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses arising from any sales request if the Funds take reasonable precautions. The applicable Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center and the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by telephone without notice.

You may write to (for Premier shares):

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

You may write to (for Capital and Agency shares):

JPMorgan Institutional Funds Service Center
500 Stanton Christiana Road
Newark, DE 19713

Each Fund may issue multiple classes of shares.  Each class has different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

APPENDIX C

COMPARISON OF INVESTMENT OBJECTIVES AND PRIMARY
INVESTMENT STRATEGIES

	One Group Treasury Only Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
Investment Objective	To seek high current income with liquidity and stability of principal with the added assurance of a Fund that does not purchase securities that are subject to repurchase agreements.	To provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

Primary Investment Strategies

One Group Treasury Only Money Market Fund invests exclusively in short-term U.S. Treasury bills, notes and bonds.  The Fund will comply with the Securities and Exchange Commission (“SEC”) rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940.

The Fund invests only in U.S. dollar denominated securities.

•   The Fund invests exclusively in short-term U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury.  If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

•   The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

•   Each security held by the Fund will mature 397 days or less as determined under Rule 2a-7.

•   The Fund will acquire only those securities that present minimal credit risks.

•   The Fund may lend its securities.

The Fund is diversified as defined in the Investment Company Act of 1940.

The JPMorgan 100% U.S. Treasury Securities Money Market Fund invests exclusively in:

•   obligations of the U.S. Treasury, including Treasury bills, bonds and notes.

These investments carry different interest rates, maturities and issue dates.  The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The dollar weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those instruments that have remaining maturities of 397 days or less.

All securities purchased by the Fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund’s Board of Trustees may change any of the investment policies (including the investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

Who May Want to Invest		Who may want to invest The Fund is designed for investors who: • want an investment that strives to preserve capital • want regular income from a high-quality portfolio

C-1

One Group Treasury Only Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund

•             want a highly liquid investment

•             are pursuing a short-term goal

The Fund is not designed for investors who:

•             are investing for long-term growth

•             are investing for high income

•             require the added security of FDIC Insurance

C-2

	One Group Institutional Prime Money Market Fund	JPMorgan Prime Money Market Fund
Investment Objective	To seek current income with liquidity and stability of principal.	To provide the highest possible level of current income while still maintaining liquidity and preserving capital.

Primary Investment Strategies

One Group Institutional Prime Money Market Fund invests exclusively in high-quality, short-term money market instruments.  These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations.

The Fund will comply with Securities and Exchange Commission (“SEC”) rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940.  The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs.

The Fund invests only in U.S. dollar denominated securities.

•             The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

•             Each security held by the Fund will mature in 397 days or less as determined under Rule 2a-7.

•             The Fund will acquire only those securities that present minimal credit risks.

•             The Fund invests exclusively in money market instruments.  These include, but are not limited to:

1.  corporate notes;
2.  commercial paper;
3.  funding agreements;
4.  certificates of deposit; and
5.  bank obligations.

Under normal market conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders.  The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed

The JPMorgan Prime Money Market Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

•             high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

•             debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities

•             securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

•             asset-backed securities

•             repurchase agreements and reverse repurchase agreements

•             taxable municipal obligations

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments that have remaining maturities of 397 days or less.

All securities purchased by the Fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.

The Fund may invest significantly in securities with floating or variable rates of interest.  Their yields will vary as interest rates change.

The Fund invests in U.S. dollar denominated securities that have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third-party guarantees in order to meet the rating requirements mentioned above.  If the security is not rated, it must be considered of comparable quality by the adviser.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective)

C-3

	One Group Institutional Prime Money Market Fund	JPMorgan Prime Money Market Fund
	securities. The Fund may lend its securities. The Fund is diversified as defined in the Investment Company Act of 1940.	without shareholder approval. The Fund is diversified as defined in the Investment Company Act of 1940.

Who May Want to Invest

Who May Want to Invest

The Fund is designed for investors who:

•   want an investment that strives to preserve capital

•             want regular income from a high quality portfolio

•             want a highly liquid investment

•             are looking for an interim investment

•             are pursuing a short-term goal

The Fund is not designed for investors who:

•             are investing for long-term growth

•             are investing for high income

•             require the added security of FDIC Insurance

C-4

APPENDIX D

Financial Highlights of the JPMorgan Funds

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

	Per share operating performance:
	Income from investment operations:
	Net asset value, beginning of period	Net investment income		Less dividends from net investment income		Net asset value, end of period	Total return (b)
Premier
09/01/03 Through 02/29/04 (c)	$1.00	—	+	—	+	$1.00	0.27%
Year Ended 08/31/03	$1.00	0.01		0.01		$1.00	0.88%
Year Ended 08/31/02	$1.00	0.02		0.02		$1.00	1.68%
Year Ended 08/31/01	$1.00	0.05		0.05		$1.00	4.84%
Year Ended 08/31/00	$1.00	0.05		0.05		$1.00	5.12%
Year Ended 08/31/99	$1.00	0.04		0.04		$1.00	4.40%

Agency@
09/01/03 Through 02/29/04 (c)	$1.00	—	+	—	+	$1.00	0.37%
Year Ended 08/31/03	$1.00	0.01		0.01		$1.00	1.09%
Year Ended 08/31/02	$1.00	0.02		0.02		$1.00	1.89%
Year Ended 08/31/01	$1.00	0.05		0.05		$1.00	5.11%
Year Ended 08/31/00	$1.00	0.05		0.05		$1.00	5.38%
Year Ended 08/31/99	$1.00	0.05		0.05		$1.00	4.67%

	Ratios / Supplemental data:
		Ratios to average net assets: #
	Net assets, end of period	Net expenses	Net investment income	Expenses without waivers, reimbursements and earning credits	Net investment income without waivers, reimbursements and earning credits
	(millions)
Premier
09/01/03 Through 02/29/04 (c)	$545	0.46%	0.53%	0.47%	0.52%
Year Ended 08/31/03	$489	0.46%	0.85%	0.47%	0.84%
Year Ended 08/31/02	$353	0.46%	1.52%	0.48%	1.50%
Year Ended 08/31/01	$133	0.48%	4.70%	0.52%	4.66%
Year Ended 08/31/00	$116	0.49%	5.02%	0.53%	4.98%
Year Ended 08/31/99	$24	0.50%	4.22%	0.56%	4.16%

Agency@
09/01/03 Through 02/29/04 (c)	$953	0.25%	0.73%	0.32%	0.66%
Year Ended 08/31/03	$818	0.25%	1.11%	0.32%	1.04%
Year Ended 08/31/02	$1,090	0.25%	1.86%	0.32%	1.79%
Year Ended 08/31/01	$1,170	0.25%	4.93%	0.35%	4.83%
Year Ended 08/31/00	$872	0.25%	5.26%	0.34%	5.17%
Year Ended 08/31/99	$895	0.24%	4.51%	0.32%	4.43%

@                                    Formerly Institutional Shares

+                                         Amount rounds to less than $0.005.

(b)                                 Not annualized for periods less than one year.

#                                         Short periods have been annualized.

(c)                                  Unaudited.

D-1

JPMORGAN PRIME MONEY MARKET FUND

	Per share operating performance:
	Income from investment operations:
	Net asset value, beginning of period	Net investment income		Less dividends from net investment income		Net asset value, end of period	Total return (b)
Premier
09/01/03 Through 02/29/04 (c)	$1.00	—	+	—	+	$1.00	0.34%
Year Ended 08/31/03	$1.00	0.01		0.01		$1.00	1.01%
Year Ended 08/31/02	$1.00	0.02		0.02		$1.00	1.85%
Year Ended 08/31/01	$1.00	0.05		0.05		$1.00	5.25%
Year Ended 08/31/00	$1.00	0.06		0.06		$1.00	5.81%
Year Ended 08/31/99	$1.00	0.05		0.05		$1.00	4.90%

Agency@
09/01/03 Through 02/29/04 (c)	$1.00	—	+	—	+	$1.00	0.43%
Year Ended 08/31/03	$1.00	0.01		0.01		$1.00	1.20%
Year Ended 08/31/02	$1.00	0.02		0.02		$1.00	2.05%
Year Ended 08/31/01	$1.00	0.05		0.05		$1.00	5.45%
Year Ended 08/31/00	$1.00	0.06		0.06		$1.00	6.01%
Year Ended 08/31/99	$1.00	0.05		0.05		$1.00	5.10%

	Ratios / Supplemental data:
		Ratios to average net assets: #
	Net assets, end of period	Net expenses	Net investment income	Expenses without waivers and earnings credits	Net investment income without waivers and earnings credits
	(millions)
Premier
09/01/03 Through 02/29/04 (c)	$5,601	0.45%	0.68%	0.47%	0.66%
Year Ended 08/31/03	$5,412	0.45%	1.00%	0.46%	0.99%
Year Ended 08/31/02	$5,182	0.44%	1.80%	0.47%	1.77%
Year Ended 08/31/01	$2,153	0.45%	4.96%	0.49%	4.92%
Year Ended 08/31/00	$1,841	0.45%	5.67%	0.49%	5.63%
Year Ended 08/31/99	$1,094	0.45%	4.77%	0.49%	4.73%

Agency@
09/01/03 Through 02/29/04 (c)	$12,752	0.26%	0.87%	0.31%	0.82%
Year Ended 08/31/03	$12,648	0.26%	1.20%	0.31%	1.15%
Year Ended 08/31/02	$12,562	0.25%	2.08%	0.32%	2.01%
Year Ended 08/31/01	$16,676	0.26%	5.15%	0.33%	5.08%
Year Ended 08/31/00	$9,430	0.26%	5.86%	0.33%	5.79%
Year Ended 08/31/99	$8,161	0.26%	4.96%	0.33%	4.89%

@                                    Formerly Institutional Shares

+                                         Amount rounds to less than $0.005.

(b)                                 Not annualized for periods less than one year.

#                                         Short periods have been annualized.

(c)                                  Unaudited

D-2

APPENDIX E

Similarities and Differences in the Forms of Organization of the JPMorgan Trust I, One Group Mutual Funds and JPMorgan Funds

	JPMorgan Trust 1 (a Delaware statutory trust)	J.P. Morgan Mutual Fund Trust (a Massachusetts business trust) (JPMorgan 100% U.S. Treasury Securities Money Market Fund JPMorgan Prime Money Market Fund)	One Group® Mutual Funds (a Massachusetts business trust) (One Group Treasury Only Money Market Fund One Group Institutional Prime Money Market Fund)
Quorum of shareholders	Majority of shares entitled to vote.	Majority of shares entitled to vote.	Majority of shares entitled to vote.

Can the Fund issue an unlimited number of shares?	Yes.	Yes.	Yes.

Do the Trustees have the power to materially amend the governing instrument without shareholder approval?	Yes.	Yes.(1)	No.

Can the Trustees amend the by-laws (or Code of Regulations, in the case of One Group Mutual Funds) without shareholder approval?	Yes.(2)	Yes.(2)	Yes.(3)

Is termination of the trust (as opposed to a series thereof) possible without shareholder approval?	Yes.	Yes.	No.

(1)     Provided that (A) no amendment which the Trustees have determined would affect the rights, privileges and interests of holders a particular series of shares differently than the holders of all series of shares, and which would otherwise require a majority shareholder vote under the trust document, may be made except with the vote or consent of a majority shareholder vote of shareholders of such series, and (B)  no amendment may be made which would change any rights with respect to the shares, or any series of shares, by reducing the amount payable thereon upon liquidation of the trust or by diminishing or eliminating any voting rights pertaining thereto, except with the majority shareholder vote of the shares or that series of shares.

(2)     Except where such power is reserved by the by-laws, the Declaration of Trust or law to the shareholders.

(3)     The One Group Mutual Funds do not have by-laws.  Certain governance matters are set forth in their Code of Regulations.

E-1

	JPMorgan Trust 1 (a Delaware statutory trust)	J.P. Morgan Mutual Fund Trust (a Massachusetts business trust) (JPMorgan 100% U.S. Treasury Securities Money Market Fund JPMorgan Prime Money Market Fund)	One Group® Mutual Funds (a Massachusetts business trust) (One Group Treasury Only Money Market Fund One Group Institutional Prime Money Market Fund)
Can the Trustees act without a meeting?	Yes.(4)	Yes.(5)	Yes.(6)

Trustee liability other than what the federal securities laws already prescribe?	No.	No.	No.

Shareholder liability?	No.	No.	No.

Term of office of Trustees	Until death, resignation, mandatory retirement age, declaration of incompetence by court, or removal.	Until resignation, removal, or incapacitation by illness or injury.	Until death, resignation, mandatory retirement age, bankruptcy, declaration of incompetence by court, or removal.

Vote required for a reorganization	Majority vote of trustees without shareholder approval to the extent permitted by law.	(i) Two-thirds of outstanding shares of series or (ii) majority vote of outstanding shares entitled to vote if reorganization recommended by trustees.	Approval of trustees and majority of outstanding voting securities of series.

Rights of Inspection?	No.(7)	Yes.	No.(7)

(4)     If a majority of trustees consent to action in writing.

(5)     If all trustees or all members of a committee (where action may be taken by a committee) consent to the action in writing.

(6)     Unless otherwise provided in the Declaration of Trust or required by law, by written consents of a majority of trustees.

(7)     Except as determined by trustees or authorized by law.

E-2

APPENDIX F

Legal Proceedings and Additional Fee Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint  (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading.”

On June 29, 2004, Banc One Investment Advisors entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, Banc One Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the settlement agreement, Banc One Investment Advisors or its affiliates will pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires Banc One Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over the next five years.  In addition, Banc One Investment Advisors has agreed to undertakings relating to, among other things, additional fee-related disclosure to investors, of which the Annual and Cumulative Expense Examples provided below are a part.

Annual and Cumulative Expense Examples

The table below shows the Net and Gross Expense Ratios of the Funds as of February 19, 2005:

		Net Expense Ratio		Gross Expense Ratio
Fund	Class	As of November 1, 2004	As of February 19, 2005	As of February 19, 2005
JPMorgan 100% Treasury Market Fund	Capital	N/A	0.14%	0.23%
	Premier	N/A	0.39%	0.48%
	Agency	N/A	0.24%	0.33%
JPMorgan Prime Money Market Fund	Capital	N/A	0.16%	0.23%
	Premier	N/A	0.45%	0.48%
	Agency	N/A	0.26%	0.33%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years.  The examples assume the following:

•       On February 19, 2005, you invest $10,000 in the Fund and you will hold the shares for the entire period;

•       Your investment has a 5% return each year;

•       The Fund’s operating expenses remain at the levels discussed below and are not affected by increases of decreases in Fund assets over time;

•       At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•       There is no sales charge (load) on reinvested dividends.

•       The annual costs are calculated using the Net Expense Ratios in period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and its affiliates; and the Gross Expense Ratios thereafter.

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.  “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted.  “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

F-1

JPMorgan 100% Treasury Money Market Fund

	Capital Class				Premier Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005 (a)	$12	4.32%	4.19%	4.19%	$34	4.32%	3.98%	3.98%
December 31, 2006	$15	9.53%	9.18%	4.78%	$41	9.53%	8.69%	4.53%
December 31, 2007	$22	15.01%	14.38%	4.77%	$46	15.01%	13.60%	4.52%
December 31, 2008	$27	20.76%	19.84%	4.77%	$56	20.76%	18.74%	4.52%
December 31, 2009	$28	26.80%	25.56%	4.77%	$58	26.80%	24.10%	4.52%
December 31, 2010	$30	33.14%	31.55%	4.77%	$61	33.14%	29.71%	4.52%
December 31, 2011	$31	39.79%	37.82%	4.77%	$64	39.79%	35.58%	4.52%
December 31, 2012	$32	46.78%	44.39%	4.77%	$67	46.78%	41.71%	4.52%
December 31, 2013	$34	54.12%	51.28%	4.77%	$70	54.12%	48.11%	4.52%
December 31, 2014	$36	61.83%	58.50%	4.77%	$73	61.83%	54.81%	4.52%

(a) Information from February 19, 2005 through year end not annualized.

JPMorgan 100% Treasury Money Market Fund

	Agency Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005(a)	$21	4.32%	4.11%	4.11%
December 31, 2006	$26	9.53%	8.98%	4.68%
December 31, 2007	$32	15.01%	14.07%	4.67%
December 31, 2008	$39	20.76%	19.40%	4.67%
December 31, 2009	$40	26.80%	24.97%	4.67%
December 31, 2010	$42	33.14%	30.81%	4.67%
December 31, 2011	$44	39.79%	36.92%	4.67%
December 31, 2012	$46	46.78%	43.31%	4.67%
December 31, 2013	$48	54.12%	50.01%	4.67%
December 31, 2014	$51	61.83%	57.01%	4.67%

(a) Information from February 19, 2005 through year end not annualized.

JPMorgan Prime Money Market Fund

	Capital Class				Premier Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005(a)	$14	4.32%	4.18%	4.18%	$40	4.32%	3.93%	3.93%
December 31, 2006	$17	9.53%	9.22%	4.84%	$48	9.53%	8.66%	4.55%
December 31, 2007	$26	15.01%	14.43%	4.77%	$53	15.01%	13.57%	4.52%
December 31, 2008	$27	20.76%	19.89%	4.77%	$56	20.76%	18.70%	4.52%
December 31, 2009	$28	26.80%	25.61%	4.77%	$58	26.80%	24.07%	4.52%
December 31, 2010	$30	33.14%	31.60%	4.77%	$61	33.14%	29.67%	4.52%
December 31, 2011	$31	39.79%	37.87%	4.77%	$64	39.79%	35.53%	4.52%
December 31, 2012	$32	46.78%	44.45%	4.77%	$67	46.78%	41.66%	4.52%
December 31, 2013	$34	54.12%	51.34%	4.77%	$70	54.12%	48.06%	4.52%
December 31, 2014	$36	61.83%	58.56%	4.77%	$73	61.83%	54.76%	4.52%

(a) Information from February 19, 2005 through year end not annualized.

JPMorgan Prime Money Market Fund

	Agency Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
December 31, 2005(a)	$23	4.32%	4.09%	4.09%
December 31, 2006	$28	9.53%	9.02%	4.74%
December 31, 2007	$37	15.01%	14.12%	4.67%
December 31, 2008	$39	20.76%	19.45%	4.67%
December 31, 2009	$40	26.80%	25.02%	4.67%
December 31, 2010	$42	33.14%	30.86%	4.67%
December 31, 2011	$44	39.79%	36.97%	4.67%
December 31, 2012	$46	46.78%	43.37%	4.67%
December 31, 2013	$48	54.12%	50.07%	4.67%
December 31, 2014	$51	61.83%	57.07%	4.67%

(a) Information from February 19, 2005 through year end not annualized.

F-2

PART B

J.P. Morgan Mutual Fund Trust

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Prime Money Market Fund

Statement of Additional Information

October 29, 2004

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:

One Group Treasury Only Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
One Group Institutional Prime Money Market Fund	JPMorgan Prime Money Market Fund
1111 Polaris Parkway Columbus, Ohio 43271-1235	522 Fifth Avenue, New York New York 10036

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated October 29, 2004, relating specifically to the proposed transfer of all of the assets of One Group Treasury Only Money Market Fund and One Group Institutional Prime Money Market Fund to JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund, respectively, in exchange for shares of JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund, respectively, having an aggregate net asset value equal to those of One Group Treasury Only Money Market Fund and One Group Institutional Prime Money Market Fund, respectively.  To obtain a copy of the Proxy Statement/Prospectus, please write to J.P. Morgan Mutual Fund Trust at 522 Fifth Avenue, New York, New York 10036 or call (800) 348-4782.  The transfers are to occur pursuant to an Agreement and Plan of Reorganization.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

TABLE OF CONTENTS

1.	General Information

2.	Financial Statements

3.	Pro Forma Financial Statements and Notes for One Group Treasury Only Money Market Fund and JPMorgan 100% U.S. Treasury Securities Money Market Fund

4.	Pro Forma Financial Statements and Notes for One Group Institutional Prime Money Market Fund and JPMorgan Prime Money Market Fund.

GENERAL INFORMATION

A Special Meeting of Shareholders of the One Group Funds to consider the Reorganizations will be held at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, on Thursday, January 20, 2005, at              a.m., Eastern time.  For further information about the Reorganizations, see the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS

This Statement of Additional Information of JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statement of Additional Information for One Group Mutual Funds dated October 29, 2004;

2.	The Statement of Additional Information for JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund filed December 29, 2003;

3.

The Financial Statements of One Group Treasury Only Money Market Fund and One Group Institutional Prime Money Market Fund are included in the Funds’ Annual Report filed for the year ended June 30, 2004 (Accession Number 0000950152-04-006781);

4.

The Financial Statements of JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund are included in the Funds’ Annual Report filed for the year ended August 31, 2003 (Accession Number 0001047469-03-034561);

5.

The Financial Statements of JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Prime Money Market Fund are included in the Funds’ Semi-Annual Report filed for the year ended February 29, 2004 (Accession Number 0001047469-04-015966).

Shown below are the financial statements for each Fund and pro forma financial statements for each of the Combined Funds, assuming the reorganization is consummated as of February 29, 2004.  The first table presents the Portfolio of Investments for each Fund and pro forma figures for the Combined Fund.  The second table presents the Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the Combined Fund.  The third table presents the Statements of Operations for each Fund and estimated pro forma figures for the Combined Fund.  These tables are followed by the Notes to the Pro Forma Financial Statements.

One Group Treasury Only Money Market Fund / JPMorgan 100% U.S. Treasury Securities Money Market Fund

Pro forma Combined Portfolio of Investments	February 29, 2004
(Amounts in thousands)
(Unaudited)

One Group Treasury Only Money Market Fund Principal Amount	JPMorgan 100% U.S. Treasury Securities Money Market Fund Principal Amount	Pro forma Combined Principal Amount	Security Description	One Group Treasury Only Money Market Fund Value	JPMorgan 100% U.S. Treasury Securities Money Market Fund Value	Pro forma Combined Value
U.S. Treasury Securities (100.0%)
$133,160	$360,359	$493,519	U.S. Treasury Bills, 0.86%, 03/04/04	$133,150	$360,333	$493,483
125,000	204,973	329,973	U.S. Treasury Bills, 0.88%, 03/11/04	124,970	204,923	329,893
279,850	78,850	358,700	U.S. Treasury Bills, 0.92%, 03/18/04	279,728	78,814	358,542
234,100		234,100	U.S. Treasury Bills, 0.87%, 03/25/04	233,965		233,965
235,705	197,904	433,609	U.S. Treasury Bills, 0.93%, 04/01/04	235,516	197,738	433,254
113,820	175,538	289,358	U.S. Treasury Bills, 0.88%, 04/08/04	113,715	175,374	289,089
266,295		266,295	U.S. Treasury Bills, 0.87%, 04/15/04	266,005		266,005
220,215	506,762	726,977	U.S. Treasury Bills, 0.89%, 04/22/04	219,932	506,113	726,045
200,000	226,819	426,819	U.S. Treasury Bills, 0.91%, 04/29/04	199,701	226,451	426,152
392,855	329,198	722,053	U.S. Treasury Bills, 0.93%, 05/06/04	392,187	328,595	720,782
223,760	337,259	561,019	U.S. Treasury Bills, 0.94%, 05/13/04	223,333	336,645	559,978
154,085	38,905	192,990	U.S. Treasury Bills, 0.92%, 05/20/04	153,769	38,820	192,589
250,000	86,541	336,541	U.S. Treasury Bills, 0.93%, 05/27/04	249,436	86,346	335,782
	9,562	9,562	U.S. Treasury Bills, 0.91%, 06/24/04		9,534	9,534
	360,664	360,664	U.S. Treasury Bills, 0.92%, 07/22/04		359,339	359,339
	148,230	148,230	U.S. Treasury Bills, 0.97%, 07/29/04		147,629	147,629
	374,664	374,664	U.S. Treasury Bills, 0.98%, 08/05/04		373,065	373,065
	200,000	200,000	U.S. Treasury Bills, 0.96%, 08/12/04		199,122	199,122
	2,029	2,029	U.S. Treasury Bills, 0.99%, 08/19/04		2,020	2,020
150,000	562,000	712,000	U.S. Treasury Notes & Bonds, 3.63%, 03/31/04	150,331	563,240	713,571
400,000	175,000	575,000	U.S. Treasury Notes & Bonds, 3.38%, 04/30/04	401,599	175,674	577,273
	42,315	42,315	U.S. Treasury Notes & Bonds, 3.25%, 05/31/04		42,546	42,546
	490,000	490,000	U.S. Treasury Notes & Bonds, 2.88%, 06/30/04		492,870	492,870
	25,000	25,000	U.S. Treasury Notes & Bonds, 2.13%, 08/31/04		25,124	25,124
	25,000	25,000	U.S. Treasury Notes & Bonds, 5.88%, 11/15/04		25,786	25,786
	26,000	26,000	U.S. Treasury Notes & Bonds, 2.00%, 11/30/04		26,117	26,117

See unaudited notes to pro forma financial statements.

79,000	79,000	U.S. Treasury Notes & Bonds, 1.50%, 02/28/05		79,184	79,184
Total U.S. Treasury Securities (Cost $8,438,739)			3,377,337	5,061,402	8,438,739

Total (Cost $8,438,739) - 100.0%			$3,377,337	$5,061,402	$8,438,739

See unaudited notes to pro forma financial statements.

One Group Treasury Only Money Market Fund / JPMorgan 100% U.S. Treasury Securities Money Market Fund

Pro forma Combined Statement of Assets and Liabilities

as of February 29, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	One Group Treasury Only Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	Pro forma Adjustments		Pro forma Combined JPMorgan 100% U.S. Treasury Securities Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$3,377,337	$5,061,402			$8,438,739
Investments in affiliates, at value	—	—			—
Total investment securities, at value	3,377,337	5,061,402	—		8,438,739
Cash	4	51,609			51,613
Receivables:
Fund shares sold	—	5			5
Interest and dividends	6,900	13,769			20,669
Total Assets	3,384,241	5,126,785	—		8,511,026

LIABILITIES:
Payables:
Dividends	2,083	1,018			3,101
Accrued liabilities:
Investment advisory fees	213	421			634
Administration fees	133	366			499
Shareholder servicing fees	99	783			882
Distribution fees	—	27			27
Custodian fees	—	88			88
Trustees’ fees - deferred compensation plan	—	602			602
Other	92	554			646
Total Liabilities	2,620	3,859	—		6,479
Total Net Assets	$3,381,621	$5,122,926	$—		$8,504,547

NET ASSETS:
Paid in capital	$3,381,615	$5,122,741			$8,504,356
Accumulated undistributed (overdistributed) net investment income	(7)	—			(7)
Accumulated net realized gain (loss) on investments	13	185			198
Total Net Assets	$3,381,621	$5,122,926	$—		$8,504,547
Morgan	$—	$2,262,043	$—		$2,262,043	(a)
Premier	$—	$544,789	$418,674		$963,463	(a)
Agency	$—	$952,914	$227,746		$1,180,660	(a)
Capital	$—	$—	$2,735,201		$2,735,201	(a)
Class I	$2,735,201	$—	$(2,735,201)		$—	(a)
Class S	$418,674	$—	$(418,674)		$—	(a)
Administrative	$227,746	$—	$(227,746)		$—	(a)
Institutional	$—	$1,363,180	$—		$1,363,180	(a)
Total Net Assets	$3,381,621	$5,122,926	$—		$8,504,547
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Morgan	—	2,262,164	—		2,262,164
Premier	—	544,762	418,674	(b)	963,436
Agency	—	952,744	227,746	(b)	1,180,490
Capital	—		2,735,201	(b)	2,735,201
Class I	2,735,230	—	(2,735,230	)(b)	—
Class S	418,660	—	(418,660	)(b)	—
Administrative	227,746	—	(227,746	)(b)	—
Institutional		1,363,144	—		1,363,144
Net Asset Value:
Morgan (and redemption price)	$—	$1.00			$1.00
Premier (and redemption price)	$—	$1.00			$1.00
Agency (and redemption price)	$—	$1.00			$1.00
Capital (and redemption price)	$—	$—	$1.00		$1.00
Class I (and redemption price)	$1.00	$—	$(1.00)		$—
Class S (and redemption price)	$1.00	$—	$(1.00)		$—
Administrative (and redemption price)	$1.00	$—	$(1.00)		$—
Institutional (and redemption price)	$—	$1.00			$1.00
Cost of investments	$3,377,337	$5,061,402			$8,438,739

(a)           Reflects total combined net assets due to the merger.

(b)           Reflects the adjustment to the number of shares outstanding due to the merger.

See unaudited notes to pro forma financial statements.

One Group Treasury Only Money Market Fund / JPMorgan 100% U.S. Treasury Securities Money Market Fund

Pro forma Combining Statement of Operations

For the twelve months ended February 29, 2004 (Unaudited)

(Amounts in Thousands)

	One Group Treasury Only Money Market Fund	JPMorgan 100% Treasury Securities Money Market Fund	Pro forma Adjustments		Pro forma Combined JP Morgan 100% U.S. Treasury Securities Money Market Fund
Investment Income
Interest income	$33,164	$55,797	$—		$88,961
Securities lending (net)	1,279	—	—		1,279
Total Investment Income	34,443	55,797	—		90,240

Expenses
Investment advisory fees	2,609	5,221	(1,058	)(a)	6,772
Administration fees	1,632	5,221	199	(a)	7,052
Shareholder services fees	976	12,698	2,317	(a)	15,991
Distribution fees	—	2,653	—		2,653
Custodian fees	64	363	(92	)(b)	335
Interest expense	6	—	—		6
Printing and postage	13	13	(10	)(c)	16
Professional fees	37	166	(20	)(c)	183
Registration expenses	112	14	(10	)(c)	116
Transfer agent fees	61	811	(495	)(b)	377
Trustees’ fees	27	79	—		106
Other	92	101	—		193
Total expenses	5,629	27,340	831		33,800
Less: amounts waived	13	4,656	1,420	(d)	6,089
Less: earnings credits	—	—	—		—
Less: expense reimbursements	—	20	—		20
Net expenses	5,616	22,664	(589)		27,691
Net investment income (loss)	28,827	33,133	589		62,549

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	23	507	—		530
Net increase (decrease) in net assets from operations	$28,850	$33,640	$589		$63,079

*   Reflects the elimination of Securities lending (net) income

(a) Reflects revised Investment Advisory, Adminstration, Shareholder servicing and distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b) Reflects revised contractual vendor agreements due to the propsed merger.

(c) Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d) Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

Unaudited Pro Forma Financial Statements

One Group Treasury Only Money Market Fund /JPMorgan 100% U.S. Treasury Securities Money Market Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.              Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of One Group Treasury Only Money Market Fund (“TOMMF”) and JPMorgan 100% U.S. Treasury Securities Money Market Fund (“USTSMMF”) as though the acquisition had been effective on February 29, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on March 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of TOMMF in exchange for the shares of USTSMMF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, USTSMMF, will be renamed JPMorgan 100% U.S. Treasury Securities Money Market Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of TOMMF and USTSMMF, which have been incorporated by reference from their respective Statements of Additional Information.

2.              Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of TOMMF would receive shares of USTSMMF with a value equal to their holding in TOMMF.  Holders of TOMMF Class S shares, Administration shares and Class I shares would receive USTSMMF Premier shares, Agency shares and Capital shares, respectively.  Therefore, as a result of the proposed reorganization, current shareholders of TOMMF will become shareholders in USTSMMF Premier shares, Agency shares and Capital shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of USTSMMF, which would have been issued on February 29, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the February 29, 2004 net assets of TOMMF and the net asset value per share of USTSMMF.

Amount in thousands, except per share data:

	USTSMMF Premier shares	USTSMMF Agency shares	USTSMMF Capital shares
Pro Forma Increase in Shares	418,674	227,746	2,735,201
Pro Forma Net Assets 2/29/04	$418,674	$227,746	$2,735,201
Pro Forma Net Asset Value 2/29/04	$1.00	$1.00	$1.00

3.              Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on March 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined USTSMMF as if the proposed merger had taken effect on March 1, 2003.  The resulting Pro Forma Combined USTSMMF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on March 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on March 1, 2003.

One Group Institutional Prime Money Market Fund / JPMorgan Prime Money Market Fund

Proforma Combined Portfolio of Investments	February 29, 2004
(Amounts in thousands)
(Unaudited)

One Group Institutional Prime Money Market Fund Principal Amount	JPMorgan Prime Money Market Fund Principal Amount	Proforma Combined Principal Amount	Security Description	One Group Institutional Prime Money Market Fund Value	JPMorgan Prime Money Market Fund Value	Proforma Combined Value
U.S. Government Agency Securities (4.1%)
$75,000		$75,000	Federal Home Loan Bank, 1.23%, 07/06/04, Ser. RZ04	$75,000		$75,000
375,000		375,000	Federal Home Loan Bank, 1.17%, 07/30/04	375,000		375,000
	$102,250	102,250	Federal Home Loan Bank, 1.04%, 09/20/04, Ser. 412, FRN		$102,211	102,211
150,000		150,000	Federal Home Loan Bank, 1.40%, 03/29/05	150,000		150,000
	300,000	300,000	Federal Home Loan Mortgage Corp., 1.12%, 03/05/04, DN		299,963	299,963
	225,000	225,000	Federal Home Loan Mortgage Corp., 1.15%, 03/17/04, DN		224,885	224,885
	75,000	75,000	Federal Home Loan Mortgage Corp., 1.14%, 05/20/04, DN		74,810	74,810
	100,000	100,000	Federal Home Loan Mortgage Corp., 4.50%, 08/15/04		101,484	101,484
255,000		255,000	Federal Home Loan Mortgage Corp., 1.40%, 11/09/04, MTN	255,000		255,000
	300,000	300,000	Federal Home Loan Mortgage Corp., 1.46%, 11/17/04, MTN		299,999	299,999
	275,000	275,000	Federal National Mortgage Association, 0.99%, 07/30/04, FRN		274,914	274,914
170,000		170,000	Federal National Mortgage Association, 1.20%, 08/13/04	170,000		170,000
150,000		150,000	Federal National Mortgage Association, 1.50%, 11/16/04	150,000		150,000
240,000		240,000	Federal National Mortgage Association, 1.62%, 12/08/04	240,000		240,000
125,000		125,000	Federal National Mortgage Association, 1.60%, 12/29/04	125,000		125,000
131,750		131,750	Federal National Mortgage Association, 1.48%, 03/04/05	131,750		131,750
Total U.S. Government Agency Securities (Cost $3,050,016)				1,671,750	1,378,266	3,050,016

State and Municipal Obligations (0.5%)
Georgia (0.2%)
40,450		40,450	Georgia Municipal Electric Authority, 1.06%, 03/02/04	40,450		40,450
88,866		88,866	Georgia Municipal Electric Authority, 1.06%, 03/02/04	88,866		88,866
				129,316		129,316

See unaudited notes to pro forma financial statements.

Illinois (0.1%)
35,025		35,025	Chicago, Illinois, 1.10%, 03/11/04	35,014		35,014
75,850		75,850	Chicago, Illinois, 1.18%, 03/31/04	75,776		75,776
				110,790		110,790
New Jersey (0.1%)
60,000		60,000	New Jersey Economic Development Authority, Revenue, FRDO, 1.09%, 02/15/29	60,000		60,000
New York (0.1%)
60,000		60,000	New York City, New York, Sub Ser. A-10, GO, FRDO, FSA, 1.04%, 11/01/21	60,000		60,000
Total State and Municipal Obligations (Cost $360,106)				360,106		360,106

Corporate Notes & Bonds (16.9%)
Asset Backed Securities (1.2%)
	100,000	100,000	K2 (USA) LLC, 1.08%, 03/17/04, FRN		100,000	100,000
	80,000	80,000	K2 (USA) LLC, 1.06%, 05/10/04, #		79,998	79,998
	80,000	80,000	K2 (USA) LLC, 1.06%, 05/12/04, MTN, FRN		79,998	79,998
	125,000	125,000	K2 (USA) LLC, 1.06%, 05/17/04		124,999	124,999
	95,000	95,000	K2 (USA) LLC, 1.06%, 06/08/04, MTN, FRN, #		94,999	94,999
225,000		225,000	K2 (USA) LLC, 1.12%, 09/16/04, Ser. 1, MTN, FRN, #	224,975		224,975
42,000		42,000	K2 (USA) LLC, 1.45%, 10/25/04, Ser. 1, MTN, #	41,986		41,986
100,000		100,000	Leafs LLC, 1.10%, 02/22/05, FRN, #	100,000		100,000
50,000		50,000	Structured Asset Repackaged Trust, 1.14%, 07/15/05, Ser. 2003-8, FRN, #	50,000		50,000
				416,961	479,994	896,955
Banking (3.4%)
25,000		25,000	American Express Centurion Bank, 1.04%, 01/20/05, FRN	24,998		24,998
35,000		35,000	HBOS Treasury Services PLC (United Kingdom), 1.23%, 05/28/04, FRN, #	35,012		35,012
	100,000	100,000	Links Finance LLC, 1.07%, 03/12/04		100,000	100,000
	100,000	100,000	Links Finance LLC, 1.07%, 03/22/04		100,000	100,000
	100,000	100,000	Links Finance LLC, 1.07%, 03/24/04		100,000	100,000
	100,000	100,000	Links Finance LLC, 1.07%, 03/24/04		100,000	100,000
50,000		50,000	Links Finance LLC, 1.07%, 05/17/04, FRN, #	49,999		49,999
250,000		250,000	Links Finance LLC, 1.06%, 11/15/04, FRN, #	249,982		249,982
175,000		175,000	Wells Fargo & Co., 1.12%, 09/02/05, Ser. C, MTN, FRN	175,000		175,000

See unaudited notes to pro forma financial statements.

	543,670	543,670	Wells Fargo Bank N.A., 1.04%, 02/14/05, FRN		543,670	543,670
	769,980	769,980	Wells Fargo Bank N.A., 1.16%, 09/14/05, MTN, FRN		769,979	769,979
	160,000	160,000	Westpac Banking Corp./New York, 1.10%, 03/11/05, MTN, FRN		160,000	160,000
				534,991	1,873,649	2,408,640
Diversified (1.2%)
	35,000	35,000	General Electric Capital Corp., 7.25%, 05/03/04, Ser. A, MTN		35,365	35,365
	400,000	400,000	General Electric Capital Corp., 1.17%, 03/17/05, MTN, FRN		400,000	400,000
	468,000	468,000	General Electric Capital Corp., 1.18%, 04/08/05, FRN		468,000	468,000
					903,365	903,365
Financial Services (11.0%)
50,655		50,655	American Express Co., 6.75%, 06/23/04	51,515		51,515
	110,000	110,000	Associates Corp. of North America, 1.27%, 06/15/04, FRN		110,000	110,000
	75,000	75,000	Associates Corp. of North America, 1.27%, 06/25/04, MTN, FRN		75,000	75,000
200,000		200,000	Beta Finance, Inc., 1.07%, 04/07/04, Ser. 1, MTN, FRN, #	199,996		199,996
40,000		40,000	Beta Finance, Inc., 1.07%, 04/07/04, MTN, FRN, #	39,999		39,999
	167,000	167,000	Beta Finance, Inc., 1.05%, 05/17/04, MTN, FRN, #		166,998	166,998
	119,000	119,000	Beta Finance, Inc., 1.06%, 05/19/04, MTN, FRN, #		118,999	118,999
	100,000	100,000	Beta Finance, Inc., 1.06%, 06/07/04, Ser. 2, MTN, FRN, #		99,999	99,999
	200,000	200,000	Beta Finance, Inc., 1.42%, 09/13/04, MTN, #		200,000	200,000
	100,000	100,000	Beta Finance, Inc., 1.32%, 02/09/05, MTN, #		100,000	100,000
	150,000	150,000	CC USA, Inc., 1.08%, 03/08/04, MTN, FRN, #		150,000	150,000
	50,000	50,000	CC USA, Inc., 1.07%, 03/18/04, MTN, FRN, #		50,000	50,000
	75,000	75,000	CC USA, Inc., 1.07%, 03/24/04, MTN, FRN, #		75,000	75,000
66,000		66,000	CC USA, Inc., 1.32%, 04/16/04, MTN, #	66,009		66,009
	120,000	120,000	CC USA, Inc., 1.06%, 06/07/04, MTN, FRN, #		119,998	119,998
	50,000	50,000	Citigroup Global Markets Holdings, Inc., 1.45%, 05/21/04, Ser. K, MTN, FRN		50,045	50,045
	120,000	120,000	Dorada Finance, Inc., 1.08%, 03/08/04, MTN, FRN, #		120,000	120,000

See unaudited notes to pro forma financial statements.

71,500		71,500	Dorada Finance, Inc., 1.07%, 04/07/04, MTN, FRN, #	71,499		71,499
	150,000	150,000	Dorada Finance, Inc., 1.06%, 04/15/04, MTN, FRN, #		149,999	149,999
	60,000	60,000	Dorada Finance, Inc., 1.06%, 05/24/04, MTN, FRN, #		59,999	59,999
15,000		15,000	Dorada Finance, Inc., 1.06%, 05/27/04, MTN, FRN, #	14,999		14,999
200,000		200,000	Dorada Finance, Inc., 1.07%, 09/20/04, MTN, FRN, #	199,978		199,978
72,000		72,000	Dorada Finance, Inc., 1.08%, 02/09/05, MTN, FRN, #	71,993		71,993
	320,000	320,000	Goldman Sachs Group, Inc., 1.13%, 06/07/04, FRN, #		320,000	320,000
	550,000	550,000	Goldman Sachs Group, Inc., 1.23%, 06/28/04		550,000	550,000
	264,000	264,000	Goldman Sachs Group, Inc., 1.37%, 03/15/05, Ser. A, MTN, FRN, #		264,032	264,032
	300,000	300,000	HBOS Treasury Services PLC (United Kingdom), 1.16%, 01/24/05, MTN, FRN, #		300,000	300,000
	80,250	80,250	HBOS Treasury Services PLC (United Kingdom), 1.22%, 03/14/05, MTN, FRN, #		80,338	80,338
350,000	455,000	805,000	HBOS Treasury Services PLC (United Kingdom), 1.14%, 06/20/05, MTN, FRN, #	350,000	455,000	805,000
260,000	310,000	570,000	HBOS Treasury Services PLC (United Kingdom), 1.09%, 09/02/05, MTN, FRN, #	260,000	310,000	570,000
	250,000	250,000	Lehman Brothers Holdings, Inc., 1.09%, 02/22/05, Ser. G, MTN, FRN		250,000	250,000
	345,000	345,000	Merrill Lynch & Co., Inc., 1.10%, 02/04/05, MTN, FRN		345,000	345,000
	220,000	220,000	Money Market Trust, 1.24%, 07/09/04, Ser. A-1, FRN, #		220,000	220,000
	60,000	60,000	Money Market Trust LLY, 1.15%, 12/03/04, #		60,000	60,000
	260,000	260,000	Morgan Stanley, 1.21%, 08/15/05, Ser. 1, MTN, FRN		260,000	260,000
120,000		120,000	Premium Asset Trust, 1.12%, 08/01/05, Ser. 2003-5, FRN, #	120,000		120,000
227,000		227,000	Restructured Asset Securities with Enhanced Returns (RACERS), 1.30%, 10/01/04, Ser. 2000-7-ZCM, FRN, #	227,000		227,000

See unaudited notes to pro forma financial statements.

100,000		100,000	Restructured Asset Securities with Enhanced Returns (RACERS), 1.06%, 08/27/04, Ser. 2003-8-C, FRN, #	99,936		99,936
	160,000	160,000	Restructured Asset Securities with Enhanced Returns (RACERS), 1.29%, 03/15/04, Ser. 2000-7-ZCM, Class A-3, FRN, #		160,000	160,000
	475,000	475,000	Restructured Asset Securities with Enhanced Returns (RACERS), 1.30%, 04/01/04, Ser. 2001-8-MM, Class A-1, FRN, #		475,000	475,000
427,000		427,000	Restructured Asset Securities with Enhanced Returns (RACERS), 1.30%, 09/01/04, Ser. 2000-7-ZCM, FRN, #	427,001		427,001
	185,000	185,000	Restructured Asset Securities with Enhanced Returns (RACERS), 1.20%, 02/08/05, Ser. 2004-1-MM		185,000	185,000
50,000		50,000	Toyota Motor Credit Corp., 1.17%, 12/23/04, MTN, FRN	50,022		50,022
				2,249,947	5,880,407	8,130,354
Oil & Gas (0.1%)
	100,000	100,000	BP Capital Markets PLC (United Kingdom), 1.05%, 03/08/04, FRN		100,000	100,000
Total Corporate Notes & Bonds (Cost $12,439,314)				3,201,899	9,237,415	12,439,314

Residential Mortgage Backed Securities (0.2%)
Collateralized Mortgage Obligations (0.2%)
150,000		150,000	Permanent Financing PLC (United Kingdom), 1.06%, 03/10/04, Ser. 2, Class 1A, FRN	150,000		150,000
Total Residential Mortgage Backed Securities (Cost $150,000)				150,000		150,000

Commercial Mortgage Backed Securities (0.1%)
70,816		70,816	G-Force LTD (Cayman Islands), 1.14%, 12/27/04, Ser. 2002-1A, Class A1MM, FRN, #	70,816		70,816
Total Commercial Mortgage Backed Securities (Cost $70,816)				70,816		70,816

Asset Backed Securities (2.0%)
	175,000	175,000	Blue Heron Funding LTD (Cayman Islands), 1.13%, 05/28/04, Ser. 7-A, Class A1, FRN, #		175,000	175,000
203,000		203,000	Blue Heron Funding LTD (Cayman Islands), 1.12%, 10/15/04, Ser. 1A, Class A, FRN, #	203,000		203,000
120,000		120,000	Blue Heron Funding LTD (Cayman Islands), 1.12%, 12/17/04, Ser. 4A, Class A, FRN, #	120,000		120,000
147,000		147,000	Blue Heron Funding LTD (Cayman Islands), 1.12%, 02/23/05, Ser. 5A, Class A1, FRN, #	147,000		147,000

See unaudited notes to pro forma financial statements.

159,000		159,000	Blue Heron Funding LTD (Cayman Islands), 1.12%, 03/18/05, Ser. 2A, Class A, FRN, #	159,000		159,000
99,000		99,000	Blue Heron Funding LTD (Cayman Islands), 1.12%, 05/18/05, Ser. 6A, Class A1, FRN, #	99,000		99,000
	260,000	260,000	Blue Heron Funding LTD (Cayman Islands), 1.12%, 03/11/04, Ser. 2-A, Class A, FRN, #		260,000	260,000
109,329		109,329	G-Star LTD (Cayman Islands), 1.15%, 04/25/05, Ser. 2002-1A, Class A1MM, FRN, #	109,329		109,329
	100,000	100,000	Newcastle CDO LTD (Cayman Islands), 1.12%, 03/24/04, Ser. 3-A, Class 1-MM, FRN		100,000	100,000
56,000		56,000	Putnam Structured Product Funding (Cayman Islands), 1.18%, 05/26/04, Ser. 2001-1A, Class A1MA, FRN, #	56,000		56,000
	50,000	50,000	TIAA Retail Commercial Trust, 1.13%, 03/28/04, Ser. 2003-1A, Class A1-MM, FRN		50,000	50,000
Total Asset Backed Securities (Cost $1,478,329)				893,329	585,000	1,478,329

Funding Agreements/GIC (2.3%)
75,000		75,000	AIG Life Insurance Co., 1.24%, 07/25/05	75,000		75,000
100,000		100,000	General Electric Capital Assurance Co., 1.19%, 05/20/04	100,000		100,000
82,000		82,000	General Electric Capital Assurance Co., 1.18%, 02/18/05	82,000		82,000
200,000		200,000	Metropolitan Life Insurance Co., 1.24%, 03/15/05	200,000		200,000
200,000		200,000	New York Life Insurance Co., 1.19%, 07/28/04	200,000		200,000
200,000		200,000	New York Life Insurance Co., 1.19%, 11/05/04	200,000		200,000
200,000		200,000	New York Life Insurance Co., 1.18%, 02/25/05	200,000		200,000
80,000		80,000	Transamerica Life Insurance & Annuity Co., 1.22%, 08/09/05	80,000		80,000
100,000		100,000	Transamerica Life Insurance & Annuity Co., 1.28%, 08/09/05	100,000		100,000
175,000		175,000	Transamerica Occidental Life Insurance Co., 1.26%, 08/09/05	175,000		175,000
50,000		50,000	Travelers Insurance Co., 1.28%, 03/08/04	50,000		50,000
30,000		30,000	Travelers Insurance Co., 1.28%, 03/08/04	30,000		30,000
50,000		50,000	Travelers Insurance Co., 1.28%, 09/08/04	50,000		50,000

See unaudited notes to pro forma financial statements.

120,000		120,000	Travelers Insurance Co., 1.26%, 12/15/04	120,000		120,000
50,000		50,000	United of Omaha Life Insurance Co., 1.24%, 11/18/04	50,000		50,000
Total Funding Agreements/GIC (Cost $1,712,000)				1,712,000		1,712,000

Commercial Paper (32.9%)
Asset Backed Securities (15.6%)
	200,000	200,000	Amsterdam Funding Corp., 1.03%, 03/08/04		199,960	199,960
	25,000	25,000	Amsterdam Funding Corp., 1.03%, 03/16/04		24,989	24,989
	25,000	25,000	Amsterdam Funding Corp., 1.03%, 03/18/04		24,988	24,988
	135,000	135,000	Amsterdam Funding Corp., 1.03%, 03/22/04		134,919	134,919
	50,000	50,000	Amsterdam Funding Corp., 1.03%, 04/12/04		49,940	49,940
	30,000	30,000	Aquinas Funding LLC, 1.15%, 05/17/04		29,926	29,926
75,000		75,000	Aquinas Funding LLC, 1.19%, 06/10/04	74,750		74,750
100,000		100,000	Aquinas Funding LLC, 1.15%, 06/14/04	99,665		99,665
60,000		60,000	Aquinas Funding LLC, 1.16%, 06/15/04	59,795		59,795
50,000		50,000	Aquinas Funding LLC, 1.14%, 06/17/04	49,829		49,829
	34,210	34,210	Aquinas Funding LLC, 1.09%, 07/14/04		34,070	34,070
42,000		42,000	ASAP Funding LTD, 1.06%, 05/28/04	41,891		41,891
	70,000	70,000	Aspen Funding Corp., 1.04%, 04/12/04		69,915	69,915
	150,000	150,000	Asset Securitization Cooperative Corp., 1.06%, 04/05/04		150,000	150,000
	157,066	157,066	Atlantis One Funding Corp., 1.10%, 03/10/04		157,023	157,023
	88,214	88,214	Atlantis One Funding Corp., 1.12%, 03/15/04		88,176	88,176
	101,220	101,220	Atlantis One Funding Corp., 1.12%, 03/24/04		101,148	101,148
126,232		126,232	Atlantis One Funding Corp., 1.08%, 07/27/04	125,672		125,672
	39,469	39,469	Barton Capital Corp., 1.03%, 04/05/04		39,429	39,429
60,000		60,000	Bavaria Universal Funding Co., 1.05%, 03/22/04	59,963		59,963
54,600		54,600	Bavaria Universal Funding Co., 1.05%, 03/30/04	54,554		54,554
	45,000	45,000	Bills Securitization (Germany), 1.15%, 05/18/04		44,888	44,888
	98,000	98,000	Blue Ridge Asset Funding Corp., 1.03%, 03/05/04		97,989	97,989
	16,000	16,000	Charta Corp., 1.03%, 03/08/04		15,997	15,997
	65,500	65,500	Charta Corp., 1.05%, 05/06/04		65,374	65,374

See unaudited notes to pro forma financial statements.

	40,000	40,000	Charta Corp., 1.04%, 05/18/04		39,910	39,910
	10,000	10,000	Ciesco LP, 1.03%, 04/08/04		9,989	9,989
200,000		200,000	Clipper Receivables Corp., 1.04%, 04/30/04	199,653		199,653
	50,000	50,000	Clipper Receivables Corp., 1.05%, 05/17/04		49,888	49,888
	20,000	20,000	Compass Securitization LLC, 1.03%, 03/19/04		19,990	19,990
	40,000	40,000	Compass Securitization LLC, 1.03%, 03/22/04		39,976	39,976
	36,190	36,190	Compass Securitization LLC, 1.05%, 04/13/04		36,145	36,145
	120,000	120,000	Crown Point Capital Co., LLC, 1.05%, 05/06/04		119,769	119,769
75,000		75,000	Crown Point Capital Co., LLC, 1.14%, 03/10/04	74,979		74,979
70,190		70,190	Crown Point Capital Co., LLC, 1.06%, 05/18/04	70,029		70,029
	132,000	132,000	Edison Asset Securitization LLC, 1.04%, 03/08/04		131,973	131,973
	10,000	10,000	Edison Asset Securitization LLC, 1.05%, 03/22/04		9,994	9,994
	385,000	385,000	Edison Asset Securitization LLC, 1.10%, 04/07/04		384,563	384,563
	125,000	125,000	Edison Asset Securitization LLC, 1.05%, 05/11/04		124,741	124,741
	22,000	22,000	Eureka Securitization, Inc., 1.04%, 03/23/04		21,986	21,986
	73,500	73,500	Eureka Securitization, Inc., 1.04%, 03/30/04		73,438	73,438
	49,520	49,520	Eureka Securitization, Inc., 1.04%, 04/28/04		49,437	49,437
	24,000	24,000	Eureka Securitization, Inc., 1.04%, 05/13/04		23,949	23,949
	36,124	36,124	Fairway Finance Corp., 1.03%, 03/22/04		36,102	36,102
	56,524	56,524	Fairway Finance Corp., 1.04%, 05/20/04		56,393	56,393
85,000		85,000	Galaxy Funding, Inc., 1.11%, 03/15/04	84,963		84,963
	50,000	50,000	Gemini Funding Corp., 1.03%, 03/08/04		49,990	49,990
	150,000	150,000	Gemini Funding Corp., 1.03%, 04/05/04		149,850	149,850
	25,832	25,832	Giro Balanced Funding Corp., 1.04%, 03/01/04		25,832	25,832
	69,238	69,238	Giro Balanced Funding Corp., 1.05%, 05/07/04		69,103	69,103
	30,000	30,000	Giro Funding U.S. Corp., 1.03%, 03/08/04		29,994	29,994
	50,000	50,000	Giro Funding U.S. Corp., 1.03%, 04/01/04		49,956	49,956
	140,261	140,261	Giro Funding U.S. Corp., 1.04%, 04/07/04		140,111	140,111
	65,000	65,000	Giro Funding U.S. Corp., 1.04%, 05/17/04		64,856	64,856
	98,446	98,446	Giro Multi-Funding Corp., 1.03%, 03/15/04		98,407	98,407
	174,000	174,000	Giro Multi-Funding Corp., 1.03%, 03/22/04		173,895	173,895

See unaudited notes to pro forma financial statements.

185,000		185,000	Grampian Funding LLC, 1.09%, 03/25/04	184,866		184,866
	75,000	75,000	Grampian Funding LLC, 1.04%, 03/29/04		74,939	74,939
	32,000	32,000	Grampian Funding LLC, 1.16%, 05/04/04		31,934	31,934
	276,000	276,000	Grampian Funding LLC, 1.05%, 05/27/04		275,300	275,300
	239,000	239,000	Grampian Funding LLC, 1.13%, 07/02/04		238,077	238,077
	15,000	15,000	Grampian Funding LLC, 1.10%, 07/09/04		14,940	14,940
	49,000	49,000	Grampian Funding LLC, 1.09%, 07/20/04		48,791	48,791
	200,000	200,000	Greyhawk Funding LLC, 1.03%, 03/04/04		199,983	199,983
	99,000	99,000	Greyhawk Funding LLC, 1.03%, 03/10/04		98,975	98,975
	70,000	70,000	Greyhawk Funding LLC, 1.03%, 03/19/04		69,964	69,964
	90,000	90,000	Greyhawk Funding LLC, 1.11%, 04/01/04		89,914	89,914
	70,000	70,000	Greyhawk Funding LLC, 1.05%, 05/19/04		69,839	69,839
	50,000	50,000	K2 (USA) LLC, 1.15%, 03/02/04		49,998	49,998
	50,000	50,000	K2 (USA) LLC, 1.08%, 03/15/04		50,000	50,000
	90,000	90,000	K2 (USA) LLC, 1.07%, 04/20/04		89,999	89,999
	60,000	60,000	K2 (USA) LLC, 1.10%, 07/07/04		59,766	59,766
	19,400	19,400	K2 (USA) LLC, 1.09%, 07/15/04		19,320	19,320
	23,975	23,975	K2 (USA) LLC, 1.09%, 07/19/04		23,873	23,873
	63,887	63,887	Kitty Hawk Funding Corp., 1.05%, 05/10/04		63,757	63,757
	25,000	25,000	Liberty Street Fund Corp., 1.05%, 05/25/04		24,938	24,938
108,000		108,000	Mane Funding Corp., 1.04%, 03/22/04	107,934		107,934
20,000		20,000	Mane Funding Corp., 1.04%, 03/23/04	19,987		19,987
80,000		80,000	Mane Funding Corp., 1.05%, 04/05/04	79,918		79,918
163,000		163,000	Mane Funding Corp., 1.05%, 04/06/04	162,829		162,829
80,000		80,000	Mane Funding Corp., 1.05%, 04/19/04	79,886		79,886
60,000		60,000	Mane Funding Corp., 1.05%, 04/20/04	59,913		59,913
	42,000	42,000	Mont Blanc Capital Corp., 1.04%, 03/10/04		41,989	41,989
	55,091	55,091	Newport Funding Corp., 1.03%, 04/08/04		55,031	55,031
	70,000	70,000	Newport Funding Corp., 1.04%, 04/12/04		69,915	69,915
200,000		200,000	Park Granada LLC, 1.05%, 03/04/04	199,982		199,982

See unaudited notes to pro forma financial statements.

	100,000	100,000	Park Granada LLC, 1.06%, 03/12/04		99,968	99,968
	120,000	120,000	Park Granada LLC, 1.04%, 03/19/04		119,938	119,938
100,000		100,000	Park Granada LLC, 1.06%, 04/07/04	99,891		99,891
50,000		50,000	Park Granada LLC, 1.06%, 04/08/04	49,944		49,944
90,000		90,000	Park Granada LLC, 1.06%, 04/09/04	89,897		89,897
35,000		35,000	Park Granada LLC, 1.06%, 04/09/04	34,960		34,960
	45,000	45,000	Park Granada LLC, 1.06%, 04/13/04		44,943	44,943
	100,000	100,000	Park Granada LLC, 1.06%, 04/13/04		99,873	99,873
100,000		100,000	Park Granada LLC, 1.06%, 04/15/04	99,868		99,868
100,000		100,000	Park Granada LLC, 1.06%, 04/16/04	99,865		99,865
25,000		25,000	Park Granada LLC, 1.07%, 05/04/04	24,952		24,952
180,000		180,000	Park Granada LLC, 1.06%, 05/07/04	179,645		179,645
	50,000	50,000	Park Granada LLC, 1.07%, 05/07/04		49,900	49,900
	50,000	50,000	Scaldis Capital LLC, 1.04%, 03/25/04		49,965	49,965
50,000		50,000	Sheffield Receivables Corp., 1.04%, 03/02/04	49,999		49,999
	85,000	85,000	Sheffield Receivables Corp., 1.03%, 03/05/04		84,990	84,990
	32,000	32,000	Sheffield Receivables Corp., 1.03%, 03/19/04		31,984	31,984
	150,000	150,000	Sheffield Receivables Corp., 1.03%, 03/25/04		149,897	149,897
	40,000	40,000	Sheffield Receivables Corp., 1.03%, 03/29/04, #		39,968	39,968
200,000		200,000	Sigma Finance, Inc., 1.08%, 03/10/04	199,999		199,999
	19,100	19,100	Sigma Finance, Inc., 1.10%, 03/15/04		19,092	19,092
	30,000	30,000	Sigma Finance, Inc., 1.10%, 03/22/04		29,981	29,981
100,000		100,000	Sigma Finance, Inc., 1.07%, 05/05/04	99,997		99,997
100,000		100,000	Sigma Finance, Inc., 1.20%, 06/15/04	100,026		100,026
300,000		300,000	Sigma Finance, Inc., 1.06%, 09/10/04	299,967		299,967
75,000		75,000	Sigma Finance, Inc., 1.05%, 01/21/05	74,990		74,990
	110,000	110,000	Silver Tower U.S. Funding LLC, 1.23%, 05/10/04		109,737	109,737
	52,000	52,000	Silver Tower U.S. Funding LLC, 1.18%, 05/13/04		51,876	51,876
	115,000	115,000	Silver Tower U.S. Funding LLC, 1.17%, 05/19/04		114,705	114,705
	40,000	40,000	Stadshypotek Delaware, Inc., 1.04%, 05/21/04		39,906	39,906
	760,000	760,000	Structured Products Asset Returns Certificates, Ser. 2004-1, 1.15%, 07/26/04		760,001	760,001

See unaudited notes to pro forma financial statements.

	90,000	90,000	Surrey Funding Corp., 1.03%, 03/15/04		89,964	89,964
	80,000	80,000	Surrey Funding Corp., 1.04%, 03/29/04		79,935	79,935
	95,000	95,000	Thames Asset Global Securitization (TAGS), 1.03%, 03/22/04		94,943	94,943
	200,000	200,000	Tulip Funding Corp., 1.14%, 03/01/04		200,000	200,000
	50,996	50,996	Tulip Funding Corp., 1.03%, 03/09/04		50,984	50,984
	100,000	100,000	Tulip Funding Corp., 1.07%, 05/27/04		99,741	99,741
	25,000	25,000	Windmill Funding Corp., 1.03%, 03/22/04		24,985	24,985
	34,566	34,566	Yorktown Capital LLC, 1.03%, 03/08/04		34,559	34,559
	143,379	143,379	Yorktown Capital LLC, 1.03%, 03/18/04		143,309	143,309
	227,000	227,000	Yorktown Capital LLC, 1.03%, 03/22/04		226,864	226,864
				3,395,058	8,112,218	11,507,276
Automotive (0.1%)
	66,070	66,070	DaimlerChrysler Revolving Auto Trust, 1.03%,		66,038	66,038
Banking (11.4%)
	45,000	45,000	Abbey National North America Corp., 1.04%, 05/19/04		44,898	44,898
	174,750	174,750	Abbey National North America Corp., 1.10%, 08/23/04		173,816	173,816
	175,000	175,000	Abbey National PLC (United Kingdom), 1.15%, 05/14/04		175,000	175,000
40,000		40,000	Banco Bradesco SA (Brazil), 1.17%, 06/14/04	39,864		39,864
200,000		200,000	Banco Santander Central Hispano SA (Spain), 1.15%, 03/03/04	199,987		199,987
	75,000	75,000	Banco Santander Central Hispano SA (Spain), 1.11%, 04/09/04		74,910	74,910
	190,000	190,000	Banco Santander Central Hispano SA (Spain), 1.11%, 04/13/04		189,748	189,748
	129,000	129,000	Bank of Ireland (Ireland), 1.03%, 04/23/04		128,804	128,804
	59,000	59,000	Bank of Ireland (Ireland), 1.16%, 05/07/04		58,873	58,873
	208,700	208,700	BankAmerica Corp., 1.05%, 05/12/04		208,261	208,261
	75,000	75,000	Banque ET Caisse D’Epargne De L’Etat (Luxembourg), 1.12%, 04/16/04		74,893	74,893
	125,000	125,000	Banque ET Caisse D’Epargne De L’Etat (Luxembourg), 1.13%, 06/30/04		124,525	124,525

See unaudited notes to pro forma financial statements.

100,000	100,000	Banque ET Caisse D’Epargne De L’Etat (Luxembourg), 1.12%, 08/03/04	99,518	99,518
75,000	75,000	Banque Generale du Luxembourg SA (Luxembourg), 1.03%, 03/12/04	74,976	74,976
61,000	61,000	Banque Generale du Luxembourg SA (Luxembourg), 1.15%, 05/21/04	60,842	60,842
13,400	13,400	Banque Generale du Luxembourg SA (Luxembourg), 1.09%, 07/12/04	13,346	13,346
55,000	55,000	Banque Generale du Luxembourg SA (Luxembourg), 1.09%, 07/26/04	54,755	54,755
30,679	30,679	Bradford & Bingley PLC (United Kingdom), 1.04%, 03/09/04	30,672	30,672
127,000	127,000	Caisse Nationale De Credit Agricole (France), 1.20%, 06/04/04	126,598	126,598
95,000	95,000	CBA (Delaware) Finance, Inc., 1.08%, 07/13/04	94,616	94,616
50,000	50,000	Citibank Credit Card Issuance Trust, 1.03%, 03/09/04	49,989	49,989
200,000	200,000	Citibank Credit Card Issuance Trust, 1.03%, 03/10/04	199,949	199,949
70,000	70,000	Citibank Credit Card Issuance Trust, 1.04%, 03/11/04	69,980	69,980
185,118	185,118	Citibank Credit Card Issuance Trust, 1.05%, 03/12/04	185,059	185,059
100,000	100,000	Citibank Credit Card Issuance Trust, 1.04%, 03/18/04	99,951	99,951
100,000	100,000	Citibank Credit Card Issuance Trust, 1.04%, 03/26/04	99,928	99,928
175,000	175,000	Citibank Credit Card Issuance Trust, 1.04%, 04/13/04	174,783	174,783
50,000	50,000	Credit Suisse First Boston, Inc., 1.09%, 07/12/04	49,799	49,799
18,281	18,281	Danske Bank AS (Denmark), 1.12%, 07/30/04	18,195	18,195
41,000	41,000	Den Norske Bank (Norway), 1.13%, 04/19/04	40,937	40,937
84,200	84,200	Den Norske Bank (Norway), 1.05%, 05/18/04	84,008	84,008
50,000	50,000	Den Norske Bank (Norway), 1.10%, 07/15/04	50,000	50,000
110,000	110,000	Den Norske Bank (Norway), 1.10%, 08/19/04	109,428	109,428
50,000	50,000	Depfa Deutsche Pfandbrief Bank AG (Germany), 1.09%, 07/15/04	49,794	49,794

See unaudited notes to pro forma financial statements.

	22,000	22,000	Dexia Delaware LLC, 1.03%, 03/15/04		21,991	21,991
	21,000	21,000	Household Finance Corp., 1.11%, 04/07/04		20,976	20,976
95,000		95,000	HSBC Bank Canada (Canada), 1.06%, 03/31/04	94,916		94,916
170,000		170,000	HSBC Bank Canada (Canada), 1.09%, 05/06/04	169,660		169,660
	70,000	70,000	HSH Nordbank AG/New York, 1.08%, 03/05/04		69,992	69,992
	124,400	124,400	HSH Nordbank AG/New York, 1.05%, 06/14/04		124,019	124,019
	47,500	47,500	ING (US) Funding LLC, 1.10%, 03/10/04		47,487	47,487
	100,000	100,000	Links Finance LLC, 1.08%, 03/03/04		100,000	100,000
	100,000	100,000	Links Finance LLC, 1.06%, 03/29/04		100,000	100,000
	76,700	76,700	Macquarie Bank (Australia), 1.12%, 03/09/04		76,681	76,681
	24,000	24,000	Natexis Banques Populaires (France), 1.12%, 08/04/04		23,884	23,884
110,000		110,000	Natexis U.S. Finance Corp., 1.04%, 04/13/04	109,863		109,863
30,000		30,000	National City Credit Corp., 1.02%, 04/06/04	29,969		29,969
	50,000	50,000	Nationwide Building Society (United Kingdom), 1.15%, 05/17/04		49,878	49,878
	157,000	157,000	Nationwide Building Society (United Kingdom), 1.20%, 06/09/04		156,477	156,477
	100,000	100,000	Nationwide Building Society (United Kingdom), 1.08%, 07/12/04		99,599	99,599
	120,200	120,200	Nationwide Building Society (United Kingdom), 1.09%, 08/20/04		119,574	119,574
	180,000	180,000	NBNZ International LTD (United Kingdom), 1.20%, 04/22/04		179,688	179,688
	180,000	180,000	NBNZ International LTD (United Kingdom), 1.08%, 07/14/04		179,269	179,269
	100,000	100,000	Norddeutsche Landesbank Girozentrale (Germany), 1.03%, 03/16/04		99,957	99,957
	77,500	77,500	Norddeutsche Landesbank Girozentrale (Germany), 1.04%, 04/12/04		77,406	77,406
	200,000	200,000	Norddeutsche Landesbank Girozentrale (Germany), 1.37%, 09/07/04		199,989	199,989
	75,000	75,000	Norddeutsche Landesbank Girozentrale (Germany), 1.24%, 10/22/04		74,393	74,393
	264,500	264,500	Nordea North America (Sweden), 1.03%, 03/08/04		264,446	264,446
175,000		175,000	Nordea North America (Sweden), 1.03%, 03/16/04	174,925		174,925
60,000		60,000	Nordea North America (Sweden), 1.03%, 03/17/04	59,973		59,973

See unaudited notes to pro forma financial statements.

	50,000	50,000	Nordea North America (Sweden), 1.03%, 03/24/04		49,967	49,967
	200,000	200,000	Nordea North America (Sweden), 1.03%, 04/06/04		199,794	199,794
	75,000	75,000	Northern Rock PLC (United Kingdom), 1.05%, 04/15/04		75,000	75,000
	50,000	50,000	Northern Rock PLC (United Kingdom), 1.05%, 04/16/04		50,000	50,000
100,000		100,000	Northern Rock PLC (United Kingdom), 1.21%, 06/02/04	100,000		100,000
100,000		100,000	Northern Rock PLC (United Kingdom), 1.21%, 06/03/04	100,000		100,000
100,000		100,000	Northern Rock PLC (United Kingdom), 1.21%, 06/07/04	100,000		100,000
	100,000	100,000	Royal Bank of Scotland (United Kingdom), 1.51%, 12/08/04		99,992	99,992
	78,568	78,568	Santander Central Hispano SA (Spain), 1.08%, 07/06/04		78,267	78,267
	195,000	195,000	Santander Central Hispano SA (Spain), 1.09%, 07/07/04		194,248	194,248
	100,000	100,000	Swedbank, Inc. (Sweden), 1.04%, 03/09/04		99,977	99,977
170,000		170,000	Swedbank, Inc. (Sweden), 1.08%, 07/13/04	169,317		169,317
	36,000	36,000	Swedbank, Inc. (Sweden), 1.09%, 07/20/04		35,846	35,846
	95,000	95,000	Swedbank, Inc. (Sweden), 1.09%, 07/23/04		94,586	94,586
	23,549	23,549	Swiss Re Financial Products Corp. (Switzerland), 1.11%, 04/06/04		23,523	23,523
	56,000	56,000	Swiss Re Financial Products Corp. (Switzerland), 1.05%, 05/27/04		55,858	55,858
	99,000	99,000	Unicredito Delaware, 1.10%, 04/02/04		98,904	98,904
	100,000	100,000	Wells Fargo Bank N.A., 1.04%, 06/17/04, FRN		99,997	99,997
	150,000	150,000	Westdeutsche Landesbank Girozentrale (Germany), 1.18%, 05/06/04		150,001	150,001
	120,011	120,011	Westdeutsche Landesbank Girozentrale (Germany), 1.11%, 08/04/04		119,434	119,434
	100,000	100,000	Westpac Banking Corp. (Australia), 1.15%, 05/24/04		99,733	99,733
	22,367	22,367	Westpac Banking Corp. (Australia), 1.20%, 06/03/04		22,297	22,297
	100,000	100,000	WestpacTrust (New Zealand), 1.16%, 04/20/04		99,839	99,839
	100,000	100,000	WestpacTrust (New Zealand), 1.15%, 05/04/04		99,796	99,796
	93,357	93,357	WestpacTrust (New Zealand), 1.19%, 06/03/04		93,066	93,066
				1,348,474	7,116,682	8,465,156
Computer Software (0.3%)
	250,000	250,000	Descartes Funding Trust Corp., 1.09%, 11/15/04		250,000	250,000

See unaudited notes to pro forma financial statements.

Diversified (1.2%)
	150,000	150,000	General Electric Capital Corp., 1.14%, 03/04/04		149,986	149,986
	200,000	200,000	General Electric Capital Corp., 1.10%, 04/08/04		199,768	199,768
	200,000	200,000	General Electric Capital International Funding, Inc., 1.04%, 03/17/04		199,908	199,908
	298,014	298,014	General Electric Capital International Funding, Inc., 1.20%, 06/03/04		297,079	297,079
					846,741	846,741
Financial Services (3.6%)
	55,000	55,000	Beta Finance, Inc., 1.03%, 04/16/04		54,928	54,928
	24,624	24,624	Cafco LLC, 1.03%, 03/08/04		24,619	24,619
	75,000	75,000	Cafco LLC, 1.03%, 03/17/04		74,966	74,966
	37,950	37,950	Cafco LLC, 1.03%, 04/06/04		37,911	37,911
	43,000	43,000	Cafco LLC, 1.04%, 04/19/04		42,939	42,939
	50,000	50,000	Cafco LLC, 1.03%, 04/26/04		49,920	49,920
	100,000	100,000	Cafco LLC, 1.04%, 05/17/04		99,778	99,778
	55,500	55,500	CC USA, Inc., 1.03%, 04/15/04		55,429	55,429
	56,500	56,500	CC USA, Inc., 1.05%, 05/10/04		56,385	56,385
	45,500	45,500	CC USA, Inc., 1.04%, 05/24/04		45,390	45,390
	41,000	41,000	CC USA, Inc., 1.05%, 06/02/04		40,889	40,889
	100,000	100,000	Citigroup Global Markets Holdings, Inc., 1.04%, 03/15/04		99,960	99,960
	200,000	200,000	Citigroup Global Markets Holdings, Inc., 1.03%, 04/16/04		199,736	199,736
	50,000	50,000	Citigroup Global Markets Holdings, Inc., 1.04%, 05/19/04		49,886	49,886
	51,000	51,000	CRC Funding LLC, 1.04%, 03/11/04		50,985	50,985
63,157		63,157	Discover Card Master Trust, 1.05%, 03/18/04	63,126		63,126
	132,000	132,000	Discover Card Master Trust, 1.04%, 03/22/04		131,919	131,919
50,000		50,000	Discover Card Master Trust, 1.04%, 04/22/04	49,925		49,925
154,000		154,000	Discover Card Master Trust, 1.05%, 04/23/04	153,762		153,762
	51,700	51,700	Discover Card Master Trust, 1.05%, 05/11/04		51,593	51,593
	125,000	125,000	Fortis Funding LLC, 1.03%, 04/26/04		124,799	124,799
	225,000	225,000	Goldman Sachs Group, Inc., 1.23%, 04/28/04		224,999	224,999

See unaudited notes to pro forma financial statements.

250,000		250,000	Goldman Sachs Group, Inc., 1.11%, 07/02/04	250,000		250,000
	7,350	7,350	Govco, Inc., 1.03%, 04/21/04		7,339	7,339
	125,000	125,000	Govco, Inc., 1.05%, 05/10/04		124,745	124,745
	73,102	73,102	Govco, Inc., 1.04%, 05/20/04		72,933	72,933
	90,206	90,206	Independence Funding LLC, 1.03%, 03/22/04		90,152	90,152
50,000		50,000	Morgan Stanley, 1.13%, 07/06/04	50,000		50,000
105,000		105,000	Morgan Stanley, 1.13%, 08/27/04	105,000		105,000
	90,765	90,765	PB Finance (Delaware), Inc., 1.04%, 04/12/04		90,655	90,655
	50,000	50,000	Statens Bostadsfinansier (Luxembourg), 1.05%, 05/06/04		49,904	49,904
				671,813	1,952,759	2,624,572
Insurance (0.2%)
	50,000	50,000	ING America Insurance Holding Corp., 1.14%, 04/16/04		49,927	49,927
	50,000	50,000	ING America Insurance Holding Corp., 1.15%, 05/11/04		49,887	49,887
	21,000	21,000	Prudential PLC (United Kingdom), 1.04%, 05/17/04		20,953	20,953
					120,767	120,767
Metals/Mining (0.1%)
	78,964	78,964	Rio Tinto LTD (Australia), 1.10%, 03/12/04		78,937	78,937
Transportation (0.4%)
	65,000	65,000	Network Rail (United Kingdom), 1.12%, 04/13/04		64,913	64,913
	50,000	50,000	Network Rail (United Kingdom), 1.05%, 04/14/04		49,936	49,936
	70,000	70,000	Network Rail (United Kingdom), 1.13%, 07/12/04		69,708	69,708
	80,000	80,000	Network Rail (United Kingdom), 1.10%, 08/03/04		79,621	79,621
					264,178	264,178
Total Commercial Paper (Cost $24,223,665)				5,415,345	18,808,320	24,223,665

Certificates of Deposit (23.3%)
	48,000	48,000	ABN-AMRO Bank N. V. (The Netherlands) (Yankee), 1.24%, 03/17/04		48,002	48,002
	75,000	75,000	ABN-AMRO Bank N.V. (The Netherlands) (Yankee), 1.14%, 07/08/04		75,000	75,000
95,000		95,000	ABN-AMRO Bank N.V. (The Netherlands) (Yankee), 1.25%, 11/02/04	95,019		95,019
	50,000	50,000	Alliance & Leicester PLC (United Kingdom) (Yankee), 1.09%, 07/27/04		50,000	50,000
	100,000	100,000	Banco Bilbao Vizcaya Argentina/New York (Yankee), 1.07%, 11/16/04, Floating Rate		99,993	99,993

See unaudited notes to pro forma financial statements.

	275,000	275,000	Banco Santander Central Hispano SA (Spain) (Yankee), 1.11%, 07/26/04		275,011	275,011
250,000		250,000	Bank of New York, 1.05%, 11/08/04	249,974		249,974
175,000		175,000	Bank of the West, Inc., 1.07%, 06/16/04	175,005		175,005
	300,000	300,000	Banque Nationale de Paris/New York (Yankee), 1.52%, 12/08/04		299,954	299,954
	400,000	400,000	Barclays Bank PLC (United Kingdom) (Yankee), 1.16%, 03/15/04		400,001	400,001
	225,000	225,000	Barclays Bank PLC (United Kingdom) (Yankee), 1.11%, 04/15/04		225,000	225,000
	120,000	120,000	Barclays Bank PLC (United Kingdom) (Yankee), 1.09%, 08/25/04		120,001	120,001
	100,000	100,000	Barclays Bank PLC/New York (Yankee), 1.02%, 09/07/04, Floating Rate		99,982	99,982
	250,000	250,000	Barclays Bank PLC/New York (Yankee), 1.05%, 09/13/04, Floating Rate		249,980	249,980
	500,000	500,000	Barclays Bank PLC/New York (Yankee), 1.05%, 11/03/04, Floating Rate		499,948	499,948
	405,000	405,000	Barclays Bank PLC/New York (Yankee), 1.05%, 12/01/04		404,938	404,938
	36,000	36,000	Bayerische Landesbank/New York (Yankee), 1.16%, 06/21/04, Floating Rate		36,007	36,007
	50,000	50,000	Bayerische Landesbank/New York (Yankee), 1.04%, 09/13/04, Floating Rate		49,994	49,994
	50,000	50,000	Bayerische Landesbank/New York (Yankee), 1.04%, 09/30/04, Ser. 1, Floating Rate		49,994	49,994
	92,000	92,000	Bayerische Landesbank/New York (Yankee), 1.16%, 09/30/04, Floating Rate		92,018	92,018
	75,000	75,000	Bayerische Landesbank/New York (Yankee), 1.04%, 12/20/04, Floating Rate		74,991	74,991
100,000		100,000	BNP Paribas (France) (Yankee), 1.37%, 04/19/04	100,036		100,036
	310,000	310,000	BNP Paribas/New York (Yankee), 1.04%, 06/10/04		309,983	309,983
340,000		340,000	Canadian Imperial Bank of Commerce/New York (Yankee), 0.99%, 05/20/04	340,000		340,000
	30,000	30,000	Canadian Imperial Bank of Commerce/New York (Yankee), 1.58%, 12/08/04		29,997	29,997
525,000		525,000	Canadian Imperial Bank of Commerce/New York (Yankee), 1.11%, 06/15/05	524,999		524,999

See unaudited notes to pro forma financial statements.

	140,000	140,000	Credit Agricole Indosuez SA (France) (Yankee), 1.11%, 08/09/04		140,000	140,000
	150,000	150,000	Credit Agricole Indosuez SA (France) (Yankee), 1.17%, 10/26/04		150,000	150,000
	230,000	230,000	Credit Agricole Indosuez/New York (Yankee), 1.04%, 06/04/04, Floating Rate		229,988	229,988
100,000		100,000	Credit Agricole Indosuez/New York (Yankee), 1.05%, 12/09/04	99,981		99,981
	100,000	100,000	Credit Lyonnais (France) (Yankee), 1.16%, 03/09/04		100,000	100,000
100,000		100,000	Credit Lyonnais (France) (Yankee), 1.12%, 03/15/04	100,000		100,000
	400,000	400,000	Credit Lyonnais (France) (Yankee), 1.11%, 04/02/04		399,999	399,999
	425,000	425,000	Credit Lyonnais (France) (Yankee), 1.10%, 04/05/04		424,999	424,999
148,000		148,000	Credit Lyonnais (France) (Yankee), 1.05%, 04/14/04	148,000		148,000
	200,000	200,000	Credit Lyonnais (France) (Yankee), 1.15%, 05/21/04		200,000	200,000
	40,000	40,000	Credit Lyonnais (France) (Yankee), 1.11%, 08/06/04		40,000	40,000
	200,000	200,000	Credit Suisse First Boston/New York (Yankee), 1.11%, 03/08/04, Floating Rate		200,002	200,002
	225,000	225,000	Credit Suisse Group (Switzerland) (Yankee), 1.04%, 05/03/04		225,000	225,000
200,000		200,000	Depfa Bank PLC (Ireland) (Yankee), 1.22%, 06/04/04	200,003		200,003
	120,000	120,000	Depfa Deutsche Pfandbrief (Germany) (Yankee), 1.22%, 06/04/04		120,002	120,002
	75,000	75,000	Deutsche Bank AG (Germany) (Yankee), 1.38%, 09/07/04		75,000	75,000
	185,000	185,000	Deutsche Bank AG (Germany) (Yankee), 1.05%, 10/08/04, Floating Rate		185,000	185,000
500,000		500,000	Deutsche Bank AG/New York (Yankee), 1.10%, 07/14/04	500,000		500,000
200,000		200,000	Deutsche Bank AG/New York (Yankee), 1.65%, 12/31/04	200,000		200,000
300,000		300,000	Deutsche Bank AG/New York (Yankee), 1.40%, 02/14/05	300,000		300,000
	200,000	200,000	Dexia Credit Local (France) (Yankee), 1.09%, 07/28/04		200,000	200,000
	100,000	100,000	Dexia Credit Local (France) (Yankee), 1.10%, 07/28/04		100,000	100,000
	200,000	200,000	Fortis Bank (Belgium) (Yankee), 1.12%, 08/04/04		200,000	200,000
50,000		50,000	Fortis Bank/New York (Yankee), 1.38%, 04/21/04	50,000		50,000

See unaudited notes to pro forma financial statements.

	150,000	150,000	Fortis Bank/New York (Yankee), 1.53%, 12/08/04		149,977	149,977
	105,000	105,000	HBOS Treasury Services PLC (United Kingdom) (Yankee), 1.17%, 03/22/04		105,000	105,000
	200,000	200,000	HBOS Treasury Services PLC (United Kingdom) (Yankee), 1.19%, 04/22/04		200,000	200,000
	190,000	190,000	HBOS Treasury Services PLC (United Kingdom) (Yankee), 1.20%, 05/17/04		190,000	190,000
	100,000	100,000	HBOS Treasury Services PLC (United Kingdom) (Yankee), 1.16%, 05/24/04		100,000	100,000
	50,000	50,000	HBOS Treasury Services PLC (United Kingdom) (Yankee), 1.06%, 05/27/04		50,000	50,000
	60,000	60,000	HBOS Treasury Services PLC (United Kingdom) (Yankee), 1.14%, 07/09/04		60,000	60,000
	200,000	200,000	HBOS Treasury Services PLC (United Kingdom) (Yankee), 1.12%, 08/05/04		200,000	200,000
	100,000	100,000	ING Bank N.V. (The Netherlands) (Yankee), 1.41%, 08/05/04		100,000	100,000
130,000		130,000	KBC Financial Products International (Belgium) (Yankee), 1.06%, 04/05/04	129,866		129,866
69,500		69,500	KBC Financial Products International (Belgium) (Yankee), 1.06%, 06/15/04	69,283		69,283
30,000		30,000	Landesbank Baden-Wuerttemberg (Germany) (Yankee), 1.38%, 09/07/04	30,002		30,002
	50,000	50,000	Landesbank Baden-Wuerttemberg/New York (Yankee), 1.09%, 03/15/04, Floating Rate		50,001	50,001
	350,000	350,000	Landesbank Baden-Wuerttemberg/New York (Yankee), 1.04%, 09/10/04, Floating Rate		349,972	349,972
245,000		245,000	Landesbank Hessen-Thuringen Girozentrale (Germany) (Yankee), 1.10%, 04/26/04	245,001		245,001
	250,000	250,000	Landesbank Hessen-Thuringen Girozentrale (Germany) (Yankee), 1.14%, 07/09/04		250,000	250,000
200,000		200,000	Landesbank Hessen-Thuringen Girozentrale (Germany) (Yankee), 1.41%, 08/05/04	200,004		200,004
45,000		45,000	Landesbank Hessen-Thuringen Girozentrale (Germany) (Yankee), 1.27%, 09/13/04	45,018		45,018
100,000		100,000	Landesbank Hessen-Thuringen Girozentrale (Germany) (Yankee), 1.46%, 09/27/04	100,003		100,003

See unaudited notes to pro forma financial statements.

100,000		100,000	Landesbank Hessen-Thuringen Girozentrale (Germany) (Yankee), 1.45%, 10/01/04	99,997		99,997
100,000		100,000	Landesbank Hessen-Thuringen Girozentrale (Germany) (Yankee), 1.46%, 10/01/04	100,006		100,006
200,000		200,000	Landesbank Hessen-Thuringen Girozentrale (Germany) (Yankee), 1.41%, 11/15/04	200,014		200,014
	75,000	75,000	Landesbank Hessen-Thuringen Girozentrale (Germany) (Yankee), 1.51%, 11/19/04		75,005	75,005
200,000		200,000	Natexis Banque Populaires/New York (Yankee), 1.06%, 03/08/04	200,000		200,000
50,000		50,000	Natexis Banque Populaires/New York (Yankee), 1.20%, 05/24/04	50,000		50,000
	200,000	200,000	Natexis Banques Populaires/New York, 1.17%, 04/29/04		199,617	199,617
	50,000	50,000	Natexis Banques Populaires/New York, 1.17%, 05/04/04		50,000	50,000
	50,000	50,000	Natexis Banques Populaires/NY (Yankee), 1.05%, 05/12/04		49,999	49,999
100,000		100,000	Norddeutsche Landesbank Girozentrale (Germany) (Yankee), 1.03%, 03/11/04	99,971		99,971
135,000		135,000	Norddeutsche Landesbank Girozentrale (Germany) (Yankee), 1.04%, 03/26/04	134,903		134,903
100,000		100,000	Norddeutsche Landesbank Girozentrale (Germany) (Yankee), 1.44%, 11/16/04	99,995		99,995
200,000		200,000	Norddeutsche Landesbank Girozentrale (Germany) (Yankee), 1.44%, 03/01/05	199,970		199,970
	100,000	100,000	Nordea Bank AB (Sweden) (Yankee), 1.16%, 05/06/04		100,000	100,000
	100,000	100,000	Nordea Bank Finland PLC (Finland) (Yankee), 1.09%, 07/13/04		100,002	100,002
	175,000	175,000	Royal Bank of Canada/New York (Yankee), 1.50%, 12/07/04		174,980	174,980
	200,000	200,000	San Paolo IMI SPA (Italy) (Yankee), 1.17%, 04/30/04		200,000	200,000
	200,000	200,000	Santander Central Hispano SA (Spain) (Yankee), 1.16%, 08/03/04		200,017	200,017
	102,000	102,000	Santander Central Hispano SA (Spain) (Yankee), 1.12%, 08/11/04		102,009	102,009
	200,000	200,000	Societe Generale (France) (Yankee), 1.04%, 04/02/04		200,000	200,000
	235,000	235,000	Societe Generale (France) (Yankee), 1.09%, 07/28/04		235,000	235,000
	250,000	250,000	Societe Generale (France) (Yankee), 1.40%, 08/05/04		250,000	250,000

See unaudited notes to pro forma financial statements.

	375,000	375,000	Societe Generale (France) (Yankee), 1.10%, 09/01/04		375,000	375,000
	200,000	200,000	Svenska Handelsbanken, Inc. (Sweden) (Yankee), 1.11%, 08/09/04		200,000	200,000
100,000		100,000	Svenska Handelsbanken/New York (Yankee), 1.05%, 12/09/04	99,981		99,981
100,000		100,000	Toronto Dominion Bank/New York (Yankee), 1.36%, 04/19/04	99,998		99,998
	150,000	150,000	Unicredito Italiano SPA (Italy) (Yankee), 1.13%, 03/29/04		150,000	150,000
	195,000	195,000	UniCredito Italiano SPA (Italy) (Yankee), 1.06%, 05/06/04		195,004	195,004
	279,200	279,200	UniCredito Italiano SPA (Italy) (Yankee), 1.10%, 07/26/04		279,206	279,206
	200,000	200,000	Westdeutsche Landesbank Girozentrale (Germany) (Yankee), 1.15%, 04/30/04		200,000	200,000
	170,000	170,000	Westdeutsche Landesbank Girozentrale (Germany) (Yankee), 1.05%, 05/03/04		169,997	169,997
	100,000	100,000	Westdeutsche Landesbank Girozentrale (Germany) (Yankee), 1.51%, 12/07/04		100,000	100,000
Total Certificates of Deposit (Cost $17,178,599)				5,287,029	11,891,570	17,178,599

Time Deposits (1.9%)
	300,000	300,000	American Express Centurion Bank, 1.04%, 03/10/04		300,000	300,000
	400,000	400,000	Fifth Third Bank, 1.05%, 03/01/04		400,000	400,000
	399,310	399,310	National Australia Bank LTD (Australia), 1.04%, 03/01/04		399,310	399,310
20,000		20,000	SouthTrust Bank, 1.06%, 06/14/04	20,000		20,000
	250,000	250,000	Wells Fargo & Co., 1.05%, 03/01/04		250,000	250,000
Total Time Deposits (Cost $1,369,310)				20,000	1,349,310	1,369,310

Repurchase Agreements (15.1%)
	500,000	500,000	ABN-AMRO, Inc., 1.05%, dated 02/27/04, due 03/01/04, repurchase price $500,044, collateralized by U.S. Government Agency Securities		500,000	500,000
	190,557	190,557	Credit Suisse First Boston, Inc., 1.05%, dated 02/27/04, due 03/01/04, repurchase price $190,574, collateralized by U.S. Government Agency Securities		190,557	190,557
100,000		100,000	Credit Suisse First Boston, Inc., 1.45%, dated 02/12/04, Due 03/04/05, repurchase Price $101,555, collateralized by U.S. Government Agency Securities.	100,000		100,000

See unaudited notes to pro forma financial statements.

	15,344	15,344	Deutsche Bank Securities, Inc., 1.00%, dated 02/27/04, due 03/04/04, repurchase price $15,345, collateralized by U.S. Treasury Securities.		15,344	15,344
6,807,505		6,807,505	Mortgage Backed Joint Repurchase Agreement, (1.06%), dated 02/27/04, due 03/01/04, repurchase price $6,808,106, collateralized by U.S. Government Agency Securities.	6,807,505		6,807,505

	3,000,000	3,000,000	UBS Warburg LLC, 1.05%, dated 02/27/04, due 03/01/04, repurchase price $3,000,263, collateralized by U.S. Government Agency Securities.		3,000,000	3,000,000
481,012		481,012	US Government Agency Joint Repurchase Agreement, 1.05%, dated 02/27/04, due 03/01/04, repurchase price $481,054, collateralized by U.S. Government Agency Securities.	481,012		481,012
Total Repurchase Agreements (Cost $11,094,418)				7,388,517	3,705,901	11,094,418

Money Market Fund (0.7%)
500,000		500,000	AIM Liquid Assets Portfolio	500,000		500,000
Total Money Market Fund (Cost $500,000)				500,000		500,000

Total (Cost $73,626,573) - 100.0%				$26,670,791	$46,955,782	$73,626,573

#                               All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.

See unaudited notes to pro forma financial statements.

One Group Institutional Prime Money Market Fund / JPMorgan Prime Money Market Fund

Pro forma Combined Statement of Assets and Liabilities

as of February 29, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	One Group Institutional Prime Money Market Fund	JPMorgan Prime Money Market Fund	Pro forma Adjustments		Pro forma Combined JP Morgan Prime Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$26,670,791	$46,955,782			$73,626,573
Total investment securities, at value	26,670,791	46,955,782	—		73,626,573
Cash	1,023	400,024			401,047
Receivables:
Fund shares sold	—	422			422
Interest and dividends	35,488	49,296			84,784
Total Assets	26,707,302	47,405,524	—		74,112,826

LIABILITIES:
Payables:
Dividends	21,156	15,726			36,882
Investment securities purchased	377,000	225,000			602,000
Accrued liabilities:
Investment advisory fees	2,230	3,754			5,984
Administration fees	1,115	3,191			4,306
Shareholder servicing fees	284	2,989			3,273
Distribution fees	—	96			96
Custodian fees	—	928			928
Trustees’ fees - deferred compensation plan	—	2,340			2,340
Other	45	1,068			1,113
Total Liabilities	401,830	255,092	—		656,922
Total Net Assets	$26,305,472	$47,150,432	$—		$73,455,904

NET ASSETS:
Paid in capital	$26,305,471	$47,150,411			$73,455,882
Accumulated net realized gain (loss) on investments	1	21			22
Total Net Assets	$26,305,472	$47,150,432	$—		$73,455,904
Morgan	$—	$4,318,626	$—		$4,318,626
Premier	$—	$5,600,889	$1,930,748		$7,531,637
Agency	$—	$12,751,731	$380,882		$13,132,613
Class B	$—	$7,467	$—		$7,467
Class C	$—	$315	$—		$315
Class I	$24,683,612	$—	$(24,683,612)		$—
Class S	$1,240,978	$—	$(1,240,978)		$—
Administrative	$380,882	$—	$(380,882)		$—
Institutional	$—	$23,429,284	$—		$23,429,284
Reserve	$—	$280,658	$—		$280,658
Select	$—	$689,770	$(689,770)		$—
Cash Management	$—	$71,692	$—		$71,692
Capital	$—	$—	$24,683,612		$24,683,612
Total Net Assets	$26,305,472	$47,150,432	$—		$73,455,904
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Morgan	—	4,318,545	—		4,318,545
Premier	—	5,600,892	1,930,748	(b)	7,531,640
Agency	—	12,751,616	380,882	(b)	13,132,498
Class B	—	7,477	—		7,477
Class C	—	315	—		315
Class I	24,683,644	—	(24,683,644	)(b)	—
Class S	1,240,972	—	(1,240,972	)(b)	—
Administrative	380,886	—	(380,886	)(b)	—
Institutional	—	23,430,170	—		23,430,170
Reserve	—	280,666	—		280,666
Select	—	689,682	(689,682	)(b)	—
Cash Management	—	71,696	—		71,696
Capital	—	—	24,683,612	(b)	24,683,612
Net Asset Value:
Morgan (and redemption price)	$—	$1.00	$—		$1.00
Premier (and redemption price)	$—	$1.00	$—		$1.00
Agency (and redemption price)	$—	$1.00	$—		$1.00
Class B *	$—	$1.00	$—		$1.00
Class C *	$—	$1.00	$—		$1.00
Class I (and redemption price)	$1.00	$—	$(1.00)		$—
Class S (and redemption price)	$1.00	$—	$(1.00)		$—
Administrative (and redemption price)	$1.00	$—	$(1.00)		$—
Institutional (and redemption price)	$—	$1.00	$—		$1.00
Reserve (and redemption price)	$—	$1.00	$—		$1.00
Select (and redemption price)	$—	$1.00	$(1.00)		$—
Cash Management (and redemption price)	$—	$1.00	$—		$1.00
Capital (and redemption price)	$—	$—	$1.00		$1.00
Cost of investments	$26,670,791	$46,955,782			$73,626,573

*                 Redemption price may be reduced by contingent deferred sales charge.

(a)          Reflects total combined net assets due to the merger.

(b)         Reflects the adjustment to the  number of shares outstanding due to the merger.

See unaudited notes to pro forma financial statements.

One Group Institutional Prime Money Market Fund / JPMorgan Prime Money Market Fund

Pro forma Combining Statement of Operations

For the twelve months ended February 29, 2004 (Unaudited)

(Amounts in Thousands)

	Pre-Merger One Group Institutional Prime Money Market Fund	JPMorgan Prime Money Market Fund	Pro forma Adjustments		Proforma Combining JP Morgan Prime Money Market Fund
Investment Income
Interest income	$356,612	600,881	$—		$957,493
Dividend income	10,655	—	—		10,655
Total Investment Income	367,267	600,881	—		968,148

Expenses
Investment advisory fees	30,259	50,079	(16,173	)(a)	64,165
Administration fees	15,130	50,079	1,603	(a)	66,812
Shareholder services fees	4,242	72,972	24,819	(a)	102,033
Distribution fees	—	2,288	4,782	(a)	7,070
Custodian fees	677	3,169	(693	)(b)	3,153
Interest expense	—	—	—		—
Printing and postage	140	52	(10	)(c)	182
Professional fees	345	1,041	(20	)(c)	1,366
Registration expenses	1,012	(1,976)	(10	)(c)	(974)
Transfer agent fees	582	3,998	(2,237	)(b)	2,343
Trustees’ fees	278	759	—		1,037
Other	607	1,250	—		1,857
Total expenses	53,272	183,711	12,061		249,044
Less: amounts waived	125	37,018	12,211	(d)	49,354
Less: earnings credits	—	1	—		1
Net expenses	53,147	146,692	(150)		199,689
Net investment income (loss)	314,120	454,189	150		768,459

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	147	13	—		160
Net increase (decrease) in net assets from operations	$314,267	$454,202	$150		$768,619

(a)          Reflects revised Investment Advisory, Adminstration, Shareholder servicing and distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b)         Reflects revised contractual vendor agreements due to the proposed merger.

(c)          Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d)         Reflect revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

Unaudited Pro Forma Financial Statement

One Group Institutional Prime Money Market / JPMorgan Prime Money Market Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.              Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statetement of Assets and Liabilities reflect the accounts of One Group Institutional Prime Money Market Fund (“IPMMF”) and JPMorgan Prime Money Market Fund (“PMMF”) as though the acquisition had been effective on February 29, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on March 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the IPMMF in exchange for the shares of PMMF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, PMMF, will be renamed JPMorgan Prime Money Market Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of IPMMF and PMMF, which have been incorporated by reference in their respective Statements of Additional Information.

2.              Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of IPMMF would receive shares of PMMF with a value equal to their holding in IPMMF.  Holders of IPMMF Administrative shares, Class I shares and Class S shares would receive PMMF Agency shares, Capital shares and Premier shares, respectively.  Therefore, as a result of the proposed reorganization, current shareholders of IPMMF will become shareholders in PMMF Agency shares, Capital shares and Premier shares. Also, in conjunction with the proposed reorganization, holders of PMMF Select shares will receive Premier shares with a value equal to their holding in PMMF Select shares and as a result, will become shareholders in PMMF Premier shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of PMMF, which would have been issued on February 29, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the February 29, 2004 net assets of IPMMF and the net asset value per share of PMMF.

Amount in thousands, except per share data:

	PMMF Agency shares	PMMF Capital shares	PMMF Premier shares
Pro Forma Increase in Shares	380,882	24,683,612	1,930,748
Pro Forma Net Assets 2/29/04	$380,882	$24,683,612	$1,930,748
Pro Forma Net Asset Value 2/29/04	$1.00	$1.00	$1.00

3.              Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on March 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined PMMF as if the proposed merger had taken effect on March 1, 2003.  The resulting Pro Forma Combined PMMF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on March 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on March 1, 2003.

FORM OF PROXY

ONE GROUP MUTUAL® FUNDS
One Group Treasury Only Money Market Fund
One Group Institutional Prime Money Market Fund

(collectively, the “One Group Funds”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES
FOR THE SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON JANUARY 20, 2005

The undersigned hereby appoints Robert L. Young, Scott E. Richter, Nina O. Shenker and John A. Shallow, and each of them, attorneys-in-fact and proxies for the undersigned, with full power of substitution, and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of the One Group Funds listed above, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 522 Fifth Avenue, New York, New York 10036 on January 20, 2005, 9:00 a.m., and at any adjournments thereof.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and hereby instructs said attorneys and proxies to vote said shares as indicated hereon.  If no direction is made, this proxy will be voted for Proposal 1. In their discretion, the attorneys-in-fact and proxies are authorized to vote upon such other business as may properly come before the Special Meeting of Shareholders in person or by substitute (or, if only one shall be so present, then that one) and shall have and may exercise all of the power and authority of said proxies hereunder.  The undersigned hereby revokes any proxy previously given.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

Note: Please sign exactly as your name appears on this proxy.  Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.  When signing as attorney, executor, administrator, trustee, guardian or corporate officer, please give your full title.  The undersigned authorizes the proxies to vote and otherwise represent the undersigned on any other matter that may properly come before the Special Meeting or any adjournment or postponement thereof in the discretion of the proxies.

IF YOUR ADDRESS HAS CHANGED,	DO YOU HAVE ANY COMMENTS?
PROVIDE YOUR NEW ADDRESS.

CONTROL NUMBER:

NUMBER OF SHARES HELD ON THE RECORD DATE:

Shareholder sign here	Co-Owner sign here

Print Name and Title (if applicable)	Print Name and Title (if applicable)

Date

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN
THE ENCLOSED ENVELOPE

☒                                  PLEASE MARK VOTES AS IN THIS EXAMPLE

Proposal 1 (All Funds)

To approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of your One Group Fund in exchange for shares of the corresponding JPMorgan Fund and the subsequent liquidation of your One Group Fund:

a.	One Group Treasury Only Money Market Fund (corresponding JPMorgan Fund: JPMorgan 100% U.S. Treasury Securities Money Market Fund)	For ☐	Against ☐	Abstain ☐

b.	One Group Institutional Prime Money Market Fund (corresponding JPMorgan Fund: JPMorgan Prime Money Market Fund)	For ☐	Against ☐	Abstain ☐

OR, VOTE BY TELEPHONE

It’s fast, convenient, and immediate!
Call Toll-Free on a Touch-Tone Phone

FOLLOW THESE FOUR EASY STEPS:

1.                                     READ THE ACCOMPANYING COMBINED PROXY STATEMENT/PROSPECTUS.

2.                                     CALL THE TOLL-FREE NUMBER

[              ]

THERE IS NO CHARGE FOR THIS CALL.

3.                                     ENTER YOUR CONTROL NUMBER LOCATED ON YOUR PROXY CARD.

4.                                     FOLLOW THE RECORDED INSTRUCTIONS.

YOUR VOTE IS IMPORTANT!

Call [              ] anytime!

OR, VOTE BY INTERNET

It’s fast, convenient, and your vote is immediately confirmed and posted.

FOLLOW THESE FOUR EASY STEPS:

1.                                     READ THE ACCOMPANYING COMBINED PROXY STATEMENT/PROSPECTUS.

2.                                     GO TO THE WEBSITE

http://www.[                             ]

3.                                     ENTER YOUR CONTROL NUMBER LOCATED ON YOUR PROXY CARD.

4.                                     FOLLOW THE INSTRUCTIONS PROVIDED.

YOUR VOTE IS IMPORTANT!

Go to http://www.[                        ] anytime!

DO NOT RETURN YOUR PROXY CARD IF YOU ARE VOTING BY TELEPHONE OR INTERNET.

DETACH CARD

J.P. Morgan Mutual Fund Trust

PART C

OTHER INFORMATION

Item 15.	Indemnification

Reference is made to Section 5.3 of Registrant’s Declaration of Trust and Section 5 of Registrant’s Distribution Agreement.  Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)(a)

Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on September 26, 1996 (Accession Number 0000912057-96-021281) (File Nos. 033-54642 and 811-07342).

(b)

Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on December 26, 1996 (Accession Number 0001016964-96-000061) (File Nos. 033-54642 and 811-07342).

(c)

Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended  and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A on February 28, 1997 (Accession Number 0001016964-97-000041) (File Nos. 033-54642 and 811-07342).

(d)

Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A on April 15, 1997 (Accession Number 0001016964-97-000053) (File Nos. 033-54642 and 811-07342).

(e)

Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(d) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on October 9, 1997  (Accession Number 0001016964-97-000158) (File Nos. 033-54642 and 811-07342).

(f)

Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(e) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A on December 29, 1997 (Accession Number 0001041455-97-000014) (File Nos. 033-54642 and 811-07342).

(g)

Amendment No. 10 to Declaration of Trust; Amendment and Tenth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest and change voting procedures to dollar-based voting was filed as Exhibit No. (a) 6 to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A December 31, 1998 (Accession Number  0001041455-98-000097) (File Nos. 033-54642 and 811-07342).

(h)

Amendment No. 11 to Declaration of Trust Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on April 29, 1999 (Accession Number 00001041455-99-000041) (File Nos. 033-54642 and 811-07342).

(i)

Amendment No. 12 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A filed on April 13, 2000 (Accession Number 00001041455-00-000084) (File Nos. 033-54642 and 811-07342).

(j)

Amendment No. 13 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on August 1, 2000 (Accession Number 0000894088-00-000008) (File Nos. 033-54642 and 811-07342).

(k)

Amendment No. 14 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on August 1, 2000 (Accession Number 0000894088-00-000008) (File Nos. 033-54642 and 811-07342).

(l)

Amendment No. 15 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on October 28, 2002 (Accession Number 0000912057-02-39932) (File Nos. 033-54642 and 811-07342).

(m)

Amendment No. 16 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on October 28, 2002 (Accession Number 0000912057-02-39932) (File Nos. 033-54642 and 811-07342).

(n)

Amendment No. 17 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on October 28, 2002 (Accession Number 0000912057-02-39932) (File Nos. 033-54642 and 811-07342).

(o)	Certificate of Amendment to Declaration of Trust filed herewith.

2(a)

Restated By-Laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on December 26, 1996 (Accession Number 0001016964-96-000061) (File Nos. 033-54642 and 811-07342).

(b)

Amendment to By-Laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A filed on December 19, 2002 (Accession Number 0001047469-02-007673) (File Nos. 033-54642 and 811-07342).

(c)

Amendment to Restated By-laws of Registrant. Incorporated herein by  reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 28, 2000 (Accession Number 0001041455-00-000056).

(d)	Amendment to By-laws filed herewith.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization*

(5)	Not applicable.

(6)(a)

Form of Investment Advisory Agreement, dated May 11, 1998, between the Trust and J.P. Morgan Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A filed on February 28, 2003 (Accession Number 0001047469-03-007164) (File Nos. 033-54642 and 811-07342).

(b)	Form of Amendment to Investment Advisory Agreement between the Trust and J.P. Morgan Investment Management Inc. filed herewith.

(7)(a)

Distribution Agreement dated June 29, 2001 is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 102 (filed April 29, 2004) to Registrant’s Registration Statement on Form N-1A (File Nos. 033-54642 and 811-07342) (File Nos. 033-54642 and 811-07342).

(b)

Form of Amendment to Distribution Agreement dated as of July 25, 2002 is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 102 (filed April 29, 2004) to Registrant’s Registration Statement on Form N-1A (File Nos. 033-54642 and 811-07342) (File Nos. 033-54642 and 811-07342).

(c)	Form of Distribution Agreement between the Trust and One Group Dealer Services, Inc. filed herewith.

(8)	Not applicable.

(9)(a)

Global Custody Agreement, dated March 1, 2003, between JPMorgan Chase Bank and the entities named on Annex A thereto.  Incorporated herein by reference to Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed on February 27, 2004 (Accession Number 0001047469-04-005963) (File Nos. 033-54642 and 811-07342).

(b)

Fee Schedule, dated July, 2002, for Custodian Agreement.  Incorporated herein by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A filed on December 19, 2002 (Accession Number 0001047469-02-007673) (File Nos. 033-54642 and 811-07342).

(10)(a)

Rule 12b-1 Distribution Plan.  Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A filed on September 7, 2001 (Accession Number 0000912057-01-531594) (File Nos. 033-54642 and 811-07342).

(b)

Rule 18f-3 Multi-Class Plan, adopted effective June 28, 2001, as  amended July 16, 2003. Incorporated herein by reference to Post-Effective Amendment Number 101 to the Registration Statement on Form N-1A filed on February 27, 2004 (Accession Number 0001047469-04-005963) (File Nos. 033-54642 and 811-07342).

(c)	Form of Combined Amended and Restated Distribution Plan filed herewith.

(d)	Form of Combined Amended and Restated Rule 18f-3 Multi-Class Plan filed herewith.

(11)	Opinion and Consent of Dechert LLP Regarding Legality of issuance of shares and other matters filed herewith.

*              Filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(12)	Form of Opinion of Dechert LLP regarding tax matters filed herewith.

(13)(a)

Administration Agreement between Registrant and Morgan Guaranty  Trust Company of New York or The Chase Manhattan Bank, dated September 7,  2001. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A filed on September 7, 2001 (Accession Number 0000912057-01-53194) (File Nos. 002-95973 and 811-04236).

(b)

Form of Shareholder Servicing Agreement between Registrant and  Morgan Guaranty Trust Company of New York. Incorporated herein by reference to Post-Effective Amendment No. 87 to the Registration Statement on Form N1-A filed on September 7, 2001 (Accession Number 0000912057-01-531594) (File Nos. 002-95973 and 811-04236).

(c)

Transfer Agency Agreement, dated September 1, 2001, between Registrant and DST Systems, Inc., incorporated herein by reference to Post-Effective Amendment No. 102 (filed April 29, 2004) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236).

(d)

Fee Waiver Agreement, dated February 11, 2004, incorporated herein by reference to Post-Effective Amendment No. 102 (filed April 29, 2004) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236).

(e)

Securities Lending Agreement, dated October 15, 2002, between  JPMorgan Chase Bank and each of the JPMorgan Funds named on Exhibit A thereto. Incorporated herein by reference to Post-Effective Amendment Number 101 to the Registration Statement on Form N-1A filed on February 27, 2004 (Accession Number 0001047469-04-005963) (File Nos. 002-95973 and 811-04236).

(f)

Amendment to Securities Lending Agreement, dated August, 2003,  between JPMorgan Chase Bank and each of the JPMorgan Funds named on Exhibit A thereto. Incorporated herein by reference to Post-Effective Amendment Number 101 to the Registration Statement on Form N-1A filed on February 27, 2004 (Accession Number 0001047469-04-005963) (File Nos. 002-95973 and 811-04236).

(g)	Form of Management and Administration Agreement between the Trust and One Group Administrative Services, Inc. filed herewith.

(h)	Form of Shareholder Servicing Agreement between the Trust and One Group Dealer Services, Inc. filed herewith.

(i)	Form of Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. filed herewith.

(j)	Form of Indemnification Agreement filed herewith.

(14)	Consent of Independent Registered Public Accounting Firm filed herewith.

(15)	Not applicable

(16)	Powers of Attorney filed as an Exhibit 99(a) to Registrant’s Post-Effective Amendment No. 102 filed April 29, 2004 (File Nos. 002-95973 and 811-04236).

Item 17.	Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Washington, D.C., on the 29th day of September, 2004.

J.P. Morgan Mutual Fund Trust

By:	/s/ George C. W. Gatch
George C. W. Gatch

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures		Title	Date

/s/ George C. W. Gatch		President	September 29, 2004
George C. W. Gatch

/s/ Fergus Reid, III		Trustee and Chairman	September 29, 2004
* Fergus Reid, III

/s/ William J. Armstrong		Trustee	September 29, 2004
* William J. Armstrong

/s/ Roland R. Eppley, Jr.		Trustee	September 29, 2004
* Roland R. Eppley, Jr.

/s/ Dr. Mathhew Goldstein		Trustee	September 29, 2004
* Dr. Mathhew Goldstein

/s/ Ann Maynard Gray		Trustee	September 29, 2004
* Ann Maynard Gray

/s/ Matthew Healey		Trustee and President	September 29, 2004
*Matthew Healey

/s/ Robert J. Higgins		Trustee	September 29, 2004
* Robert J. Higgins

/s/ William G. Morton, Jr.		Trustee	September 29, 2004
* William G. Morton, Jr.

/s/ James J. Schonbachler		Trustee	September 29, 2004
* James J. Schonbachler

/s/ Leonard M. Spalding, Jr.		Trustee	September 29, 2004
* Leonard M. Spalding, Jr.

* By:	/s/ Patricia A. Maleski	Attorney-in-Fact	September 29, 2004
Patricia A. Maleski

/s/ Stephanie Dorsey		Treasurer	September 29, 2004
Stephanie Dorsey

INDEX OF EXHIBITS

(1)(o)	Certificate of Amendment to Declaration of Trust.

(2)(d)	Amendment to By-laws.

(6)(b)	Form of Amendment to Investment Advisory Agreement between the Trust and J.P. Morgan Investment Management Inc.

(7)(c)	Form of Distribution Agreement between the Trust and One Group Dealer Services, Inc.

(10)(c)	Form of Combined Amended and Restated Distribution Plan.

(10)(d)	Form of Combined Amended and Restated Rule 18f-3 Multi-Class Plan.

(11)	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters.

(12)	Form of Opinion of Dechert LLP regarding tax matters.

(13)(g)	Form of Administration Agreement between the Trust and One Group Administrative Services, Inc.

(13)(h)	Form of Shareholder Servicing Agreement between the Trust and One Group Dealer Services, Inc.

(13)(i)	Form of Transfer Agency Agreement between the Trust and Boston Financial Date Services, Inc.

(13)(j)	Form of Indemnification Agreement.

(14)	Consent of Independent Registered Public Accounting Firm.